GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Year ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Contract Owners of Genworth Life & Annuity VL Separate Account 1

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VL Separate Account 1 (the Separate Account), as of December 31, 2023, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2024

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five year or lessor periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B (1)

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B (1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series I shares

Invesco V.I. Conservative Balanced Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares (1)

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2 (1)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

BNY Mellon

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Blue Chip Growth Fund — Class 1 (1)

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class

VIP Asset ManagerSM Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Large Cap Value Portfolio — Class I

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the period then ended, and the statements of changes in net assets for the period from December 8, 2023 (inception) to December 31, 2023 and the financial highlights for the lessor period then ended.

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the period from January 1, 2023 to December 8, 2023 (liquidation date) and changes in net assets for the period from January 1, 2022 to December 8, 2023 (liquidation date).

The Prudential Series Fund

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the year then ended and changes in net assets for the period from April 29, 2022 (inception) to December 31, 2023 and the financial highlights for the year or lessor period then ended.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Core Plus Bond Fund — Series I shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2023

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	AB VPS Sustainable Global Thematic Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$739,087	$1,016,091	$5,094,866	$281,542	$310,113
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	463	—	—	—
Total assets	739,087	1,016,554	5,094,866	281,542	310,113

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7	14	38	4	4
Payable for units withdrawn	62	—	365	73	—
Total liabilities	69	14	403	77	4

Net assets	$739,018	$1,016,540	$5,094,463	$281,465	$310,109

Investments in securities at cost	$702,274	$853,439	$4,895,475	$448,381	$257,292
Shares outstanding	50,244	15,175	177,028	35,325	9,988

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Assets:
Investments at fair value (note 2b)	$248,044	$1,205,912	$1,299,853	$5,311,905	$205,393
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	248,044	1,205,912	1,299,853	5,311,905	205,393

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	12	33	130	1
Payable for units withdrawn	1	50	214	507	—
Total liabilities	1	62	247	637	1

Net assets	$248,043	$1,205,850	$1,299,606	$5,311,268	$205,392

Investments in securities at cost	$247,580	$1,201,868	$1,308,587	$5,852,772	$252,454
Shares outstanding	16,438	41,171	226,455	84,571	3,803

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Conservative Balanced Fund — Series I shares

$1,216,979	$298,216	$531,123	$5,144,952	$616,853	$791,225	$1,936,929
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,216,979	298,216	531,123	5,144,952	616,853	791,225	1,936,929

18	2	4	121	5	5	58
24	20	28	403	24	25	23
42	22	32	524	29	30	81

$1,216,937	$298,194	$531,091	$5,144,428	$616,824	$791,195	$1,936,848

$1,119,512	$281,762	$625,914	$5,138,859	$648,002	$651,589	$1,903,931
20,641	5,605	38,683	109,304	13,818	40,410	126,102

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)					Allspring Variable Trust	American Century Variable Portfolios II, Inc.

Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	VP Inflation Protection Fund — Class II

$792,171	$3,446,540	$793,793	$1,790,396	$999,697	$214,129	$196,626
—	—	—	—	—	—	—
—	—	—	83	—	—	—
792,171	3,446,540	793,793	1,790,479	999,697	214,129	196,626

4	39	18	18	6	—	1
61	169	234	—	47	—	—
65	208	252	18	53	—	1

$792,106	$3,446,332	$793,541	$1,790,461	$999,644	$214,129	$196,625

$751,491	$3,605,128	$880,481	$2,182,260	$909,899	$233,454	$204,545
23,668	97,086	185,033	100,754	38,011	8,963	20,985

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	BNY Mellon	BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Assets:
Investments at fair value (note 2b)	$178,435	$179,596	$223,348	$848,218	$711,370
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	178,435	179,596	223,348	848,218	711,370

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	1	1	6	2
Payable for units withdrawn	—	—	25	62	—
Total liabilities	2	1	26	68	2

Net assets	$178,433	$179,595	$223,322	$848,150	$711,368

Investments in securities at cost	$144,621	$256,991	$245,570	$927,686	$617,376
Shares outstanding	3,967	18,141	17,490	65,097	38,725

	Fidelity® Variable Insurance Products Fund

	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$4,420,053	$114,980	$685,350	$18,037,483	$6,815,226
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	336
Total assets	4,420,053	114,980	685,350	18,037,483	6,815,562

Liabilities:
Accrued expenses payable to affiliate (note 4b)	118	2	4	493	69
Payable for units withdrawn	165	—	84	459	—
Total liabilities	283	2	88	952	69

Net assets	$4,419,770	$114,978	$685,262	$18,036,531	$6,815,493

Investments in securities at cost	$4,281,039	$111,933	$578,174	$13,439,794	$5,912,738
Shares outstanding	282,612	7,594	31,818	370,913	145,531

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares

$1,125,717	$519,043	$514,019	$360,331	$852,534	$897,409	$564,059
—	—	3,613	—	—	—	—
—	—	—	—	185	—	—
1,125,717	519,043	517,632	360,331	852,719	897,409	564,059

7	4	3	9	6	5	13
111	13	4	18	—	36	13
118	17	7	27	6	41	26

$1,125,599	$519,026	$517,625	$360,304	$852,713	$897,368	$564,033

$439,098	$503,500	$519,110	$384,644	$928,480	$966,599	$600,219
19,077	39,262	59,424	63,663	151,427	56,906	62,534

Fidelity® Variable Insurance Products Fund (continued)

VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Portfolio — Initial Class

$312,088	$8,895,284	$2,276,213	$1,980,941	$1,454,050	$1,327,802	$18,129,617
—	—	—	—	—	—	—
—	—	—	—	—	—	—
312,088	8,895,284	2,276,213	1,980,941	1,454,050	1,327,802	18,129,617

6	224	21	43	12	30	462
—	515	186	254	127	43	1,207
6	739	207	297	139	73	1,669

$312,082	$8,894,545	$2,276,006	$1,980,644	$1,453,911	$1,327,729	$18,127,948

$295,801	$8,148,322	$2,136,079	$1,672,330	$1,074,023	$1,197,804	$13,909,295
19,530	357,959	95,199	73,260	55,668	22,219	194,733

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

	VIP Growth Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Income VIP Fund — Class 2 Shares

Assets:
Investments at fair value (note 2b)	$3,792,237	$4,845,362	$2,740,925	$647,452	$831,175
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	3,792,237	4,845,362	2,740,925	647,452	831,175

Liabilities:
Accrued expenses payable to affiliate (note 4b)	45	72	66	1	2
Payable for units withdrawn	203	315	101	15	1
Total liabilities	248	387	167	16	3

Net assets	$3,791,989	$4,844,975	$2,740,758	$647,436	$831,172

Investments in securities at cost	$2,864,950	$4,620,149	$2,356,788	$558,540	$852,162
Shares outstanding	42,173	139,676	106,155	38,654	58,533

	Janus Aspen Series

	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares

Assets:
Investments at fair value (note 2b)	$6,638,493	$2,826,965	$9,705,446	$1,225,124	$1,555,099
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	6,638,493	2,826,965	9,705,446	1,225,124	1,555,099

Liabilities:
Accrued expenses payable to affiliate (note 4b)	171	38	217	15	42
Payable for units withdrawn	71	266	346	14	—
Total liabilities	242	304	563	29	42

Net assets	$6,638,251	$2,826,661	$9,704,883	$1,225,095	$1,555,057

Investments in securities at cost	$5,254,798	$2,328,554	$8,282,939	$1,053,262	$1,763,943
Shares outstanding	146,610	58,834	126,835	17,919	154,736

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

$343,199	$524,692	$890,509	$115,018	$9,347,295	$985,847	$3,956,744
—	—	—	—	39,776	—	—
—	—	—	—	—	—	—
343,199	524,692	890,509	115,018	9,387,071	985,847	3,956,744

2	13	27	—	190	24	97
31	—	20	20	368	3	125
33	13	47	20	558	27	222

$343,166	$524,679	$890,462	$114,998	$9,386,513	$985,820	$3,956,522

$365,743	$486,234	$1,015,323	$111,884	$9,347,295	$1,076,747	$4,016,228
22,387	36,012	65,623	9,593	9,347,295	116,945	247,142

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares

$6,374,355	$1,677,547	$5,899,766	$636,896	$1,494,144	$3,080,228	$156,240
—	—	—	—	—	—	—
—	—	—	100	—	—	—
6,374,355	1,677,547	5,899,766	636,996	1,494,144	3,080,228	156,240

156	21	132	8	25	79	1
139	62	500	—	2	194	—
295	83	632	8	27	273	1

$6,374,060	$1,677,464	$5,899,134	$636,988	$1,494,117	$3,079,955	$156,239

$5,546,443	$1,523,966	$4,357,686	$442,291	$1,235,429	$2,730,961	$131,279
134,622	39,481	96,559	10,791	93,035	73,217	3,898

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Janus Aspen Series (continued)		Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

Assets:
Investments at fair value (note 2b)	$7,943,465	$384,263	$333,944	$884,559	$22,728
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	7,943,465	384,263	333,944	884,559	22,728

Liabilities:
Accrued expenses payable to affiliate (note 4b)	190	6	1	23	—
Payable for units withdrawn	811	13	—	8	1
Total liabilities	1,001	19	1	31	1

Net assets	$7,942,464	$384,244	$333,943	$884,528	$22,727

Investments in securities at cost	$5,901,959	$277,481	$462,669	$910,171	$20,170
Shares outstanding	175,935	8,924	20,166	43,276	1,106

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$1,218,916	$123,372	$1,360,752	$580,393	$4,274,659
Dividend receivable	5,055	301	2,335	1,900	12,484
Receivable for units sold	—	—	250	—	310
Total assets	1,223,971	123,673	1,363,337	582,293	4,287,453

Liabilities:
Accrued expenses payable to affiliate (note 4b)	10	1	12	6	55
Payable for units withdrawn	67	2	—	91	—
Total liabilities	77	3	12	97	55

Net assets	$1,223,894	$123,670	$1,363,325	$582,196	$4,287,398

Investments in securities at cost	$1,276,214	$131,221	$1,729,439	$620,197	$4,769,551
Shares outstanding	169,765	12,551	171,164	60,458	465,649

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Legg Mason Partners Variable Equity Trust (continued)	MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II	PIMCO Variable Insurance Trust

ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares

$886,208	$448,750	$892,987	$739,104	$1,753,482	$1,064,824	$229,994
—	—	—	—	—	—	—
—	—	—	—	179	—	—
886,208	448,750	892,987	739,104	1,753,661	1,064,824	229,994

16	1	10	2	18	9	1
67	—	38	69	—	—	2
83	1	48	71	18	9	3

$886,125	$448,749	$892,939	$739,033	$1,753,643	$1,064,815	$229,991

$875,398	$381,845	$1,198,067	$743,603	$1,806,418	$936,028	$264,004
41,783	12,720	88,415	32,588	55,595	48,182	24,999

Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

NASDAQ-100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares

$568,736	$957,906	$3,519,267	$3,453,532	$33,323,733	$3,192,682	$4,206,464
—	—	—	—	—	—	—
—	—	—	—	—	—	—
568,736	957,906	3,519,267	3,453,532	33,323,733	3,192,682	4,206,464

4	20	53	65	610	42	44
14	59	361	149	4,600	157	438
18	79	414	214	5,210	199	482

$568,718	$957,827	$3,518,853	$3,453,318	$33,318,523	$3,192,483	$4,205,982

$328,996	$1,077,436	$3,265,035	$4,080,214	$28,621,637	$3,475,355	$4,545,952
8,021	95,983	31,921	354,572	690,504	258,099	285,184

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	State Street Variable Insurance Series Funds, Inc. (continued)		The Alger Portfolios		The Prudential Series Fund

	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$396,243	$2,139,310	$3,900,487	$2,392,140	$777,235
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	292	—	—	—
Total assets	396,243	2,139,602	3,900,487	2,392,140	777,235

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	38	89	57	9
Payable for units withdrawn	1	—	406	151	14
Total liabilities	1	38	495	208	23

Net assets	$396,242	$2,139,564	$3,899,992	$2,391,932	$777,212

Investments in securities at cost	$389,942	$2,079,539	$4,166,704	$3,582,416	$699,513
Shares outstanding	26,882	44,191	62,488	144,715	19,210

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

The Prudential Series Fund (continued)

PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

$138,758	$—	$398,685
—	—	—
—	—	—
138,758	—	398,685

1	—	2
—	—	—
1	—	2

$138,757	$—	$398,683

$133,601	$—	$214,123
1,473	—	2,994

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B	AB VPS Sustainable Global Thematic Portfolio — Class B

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$5,016	$—	$61,046	$—	$84
Mortality and expense risk and administrative charges (note 4)	2,688	4,340	13,296	1,420	1,212
Net investment income (expense)	2,328	(4,340)	47,750	(1,420)	(1,128)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	11,171	5,418	11,429	(41,225)	778
Change in unrealized appreciation (depreciation)	96,400	194,728	77,810	85,591	23,076
Capital gain distributions	—	65,869	385,606	—	18,216
Net realized and unrealized gain (loss) on investments	107,571	266,015	474,845	44,366	42,070

Increase (decrease) in net assets from operations	$109,899	$261,675	$522,595	$42,946	$40,942

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$4,095	$8,295	$33,716	$—	$—
Mortality and expense risk and administrative charges (note 4)	199	4,053	11,609	45,318	521
Net investment income (expense)	3,896	4,242	22,107	(45,318)	(521)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,342)	(5,616)	(14,687)	(162,565)	(5,068)
Change in unrealized appreciation (depreciation)	25,405	201,597	55,784	799,551	28,629
Capital gain distributions	—	26,768	—	—	—
Net realized and unrealized gain (loss) on investments	24,063	222,749	41,097	636,986	23,561

Increase (decrease) in net assets from operations	$27,959	$226,991	$63,204	$591,668	$23,040

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares	Invesco V.I. Conservative Balanced Fund — Series I shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$1,856	$—	$—	$11,769	$35,097
5,635	468	1,153	39,779	1,619	2,364	18,560
(5,635)	(468)	703	(39,779)	(1,619)	9,405	16,537
(20,401)	(1,269)	(23,686)	(122,300)	(12,984)	83,592	(8,988)

338,465	81,073	(8,473)	1,531,057	177,894	(90,772)	173,360
24,018	6,491	103,368	—	—	84,755	—
342,082	86,295	71,209	1,408,757	164,910	77,575	164,372

$336,447	$85,827	$71,912	$1,368,978	$163,291	$86,980	$180,909

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)					Allspring Variable Trust	American Century Variable Portfolios II, Inc.

Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	VP Inflation Protection Fund — Class II

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$—	$8,220	$8,613	$—	$6,376
1,408	12,638	6,237	6,046	2,560	47	228
(1,408)	(12,638)	(6,237)	2,174	6,053	(47)	6,148
(8,326)	(169,345)	(19,990)	(41,124)	(15,115)	(14,336)	(8,823)

125,699	700,556	85,413	253,268	165,602	48,838	8,932
561	370,206	—	117,359	—	19,752	—
117,934	901,417	65,423	329,503	150,487	54,254	109

$116,526	$888,779	$59,186	$331,677	$156,540	$54,207	$6,257

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	BNY Mellon	BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$1,109	$3,195	$3,242	$20,528	$—
Mortality and expense risk and administrative charges (note 4)	740	318	486	1,879	678
Net investment income (expense)	369	2,877	2,756	18,649	(678)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	977	(3,282)	(1,354)	(13,015)	(1,005)
Change in unrealized appreciation (depreciation)	13,964	28,330	21,054	87,998	236,709
Capital gain distributions	17,806	—	8,578	—	11,113
Net realized and unrealized gain (loss) on investments	32,747	25,048	28,278	74,983	246,817

Increase (decrease) in net assets from operations	$33,116	$27,925	$31,034	$93,632	$246,139

	Fidelity® Variable Insurance Products Fund

	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$99,810	$2,405	$9,828	$80,055	$16,276
Mortality and expense risk and administrative charges (note 4)	42,059	545	1,347	164,102	24,037
Net investment income (expense)	57,751	1,860	8,481	(84,047)	(7,761)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(890)	(106)	3,785	508,375	151,524
Change in unrealized appreciation (depreciation)	381,877	9,321	84,406	3,599,618	1,399,312
Capital gain distributions	46,686	1,156	22,914	584,656	232,821
Net realized and unrealized gain (loss) on investments	427,673	10,371	111,105	4,692,649	1,783,657

Increase (decrease) in net assets from operations	$485,424	$12,231	$119,586	$4,608,602	$1,775,896

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$8,662	$44,431	$22,323	$44,582	$—	$9,260
2,068	1,254	1,460	3,210	1,919	1,782	4,543
(2,068)	7,408	42,971	19,113	42,663	(1,782)	4,717

10,606	(14,165)	(14,420)	(20,916)	(13,936)	(23,112)	(15,916)
308,955	77,297	28,289	42,622	64,727	140,095	51,360
—	—	—	—	—	—	—
319,561	63,132	13,869	21,706	50,791	116,983	35,444

$317,493	$70,540	$56,840	$40,819	$93,454	$115,201	$40,161

Fidelity® Variable Insurance Products Fund (continued)

VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Portfolio — Initial Class

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$335	$164,607	$38,079	$31,068	$20,270	$—	$21,087
1,827	83,637	7,185	14,693	4,026	9,620	149,470
(1,492)	80,970	30,894	16,375	16,244	(9,620)	(128,383)

37,013	137,238	6,841	52,321	28,394	10,733	302,717
21,062	343,345	104,340	165,329	130,171	443,004	3,918,475
14,467	247,083	65,342	70,000	53,274	—	759,495
72,542	727,666	176,523	287,650	211,839	453,737	4,980,687

$71,050	$808,636	$207,417	$304,025	$228,083	$444,117	$4,852,304

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

	VIP Growth Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Income VIP Fund — Class 2 Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$128	$17,839	$27,423	$5,404	$41,175
Mortality and expense risk and administrative charges (note 4)	14,584	25,404	24,116	529	546
Net investment income (expense)	(14,456)	(7,565)	3,307	4,875	40,629

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	41,088	4,748	67,290	(988)	(10,699)
Change in unrealized appreciation (depreciation)	816,368	495,024	397,248	82,065	(11,814)
Capital gain distributions	163,669	133,762	6,936	22,676	49,917
Net realized and unrealized gain (loss) on investments	1,021,125	633,534	471,474	103,753	27,404

Increase (decrease) in net assets from operations	$1,006,669	$625,969	$474,781	$108,628	$68,033

	Janus Aspen Series

	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$134,093	$48,826	$14,713	$1,066	$63,353
Mortality and expense risk and administrative charges (note 4)	59,753	13,438	76,555	5,049	14,426
Net investment income (expense)	74,340	35,388	(61,842)	(3,983)	48,927

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	210,163	95,334	144,416	11,055	(49,868)
Change in unrealized appreciation (depreciation)	570,262	241,200	755,183	89,888	68,565
Capital gain distributions	—	—	646,622	85,979	—
Net realized and unrealized gain (loss) on investments	780,425	336,534	1,546,221	186,922	18,697

Increase (decrease) in net assets from operations	$854,765	$371,922	$1,484,379	$182,939	$67,624

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$6,073	$18,429	$—	$3,806	$427,365	$16,518	$38,069
542	4,725	10,032	103	67,220	8,125	33,459
5,531	13,704	(10,032)	3,703	360,145	8,393	4,610

(11,719)	15,704	(29,510)	(3,845)	—	(32,714)	(71,732)
20,247	67,187	55,622	22,221	—	47,930	350,419
27,951	—	—	—	—	83,401	93,764
36,479	82,891	26,112	18,376	—	98,617	372,451

$42,010	$96,595	$16,080	$22,079	$360,145	$107,010	$377,061

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$10,982	$1,858	$50,328	$4,494	$—	$47,041	$2,192
50,800	6,717	44,082	2,668	7,206	28,706	522
(39,818)	(4,859)	6,246	1,826	(7,206)	18,335	1,670

(8,672)	(5,030)	97,189	11,151	573	110,247	19,960
1,894,181	479,707	979,636	102,972	499,519	163,197	(6,256)
—	—	152,773	16,856	—	—	—
1,885,509	474,677	1,229,598	130,979	500,092	273,444	13,704

$1,845,691	$469,818	$1,235,844	$132,805	$492,886	$291,779	$15,374

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Janus Aspen Series (continued)		Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$9,987	$202	$193	$18,167	$421
Mortality and expense risk and administrative charges (note 4)	60,281	1,802	391	8,202	148
Net investment income (expense)	(50,294)	(1,600)	(198)	9,965	273

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	103,358	2,619	(17,898)	(5,611)	98
Change in unrealized appreciation (depreciation)	2,344,270	115,044	51,681	(21,571)	(747)
Capital gain distributions	—	—	31,498	123,288	3,037
Net realized and unrealized gain (loss) on investments	2,447,628	117,663	65,281	96,106	2,388

Increase (decrease) in net assets from operations	$2,397,334	$116,063	$65,083	$106,071	$2,661

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$65,646	$2,963	$32,010	$21,000	$154,333
Mortality and expense risk and administrative charges (note 4)	3,291	478	4,180	2,360	20,445
Net investment income (expense)	62,355	2,485	27,830	18,640	133,888

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(22,715)	(886)	(109,832)	(7,256)	(172,214)
Change in unrealized appreciation (depreciation)	92,598	4,991	128,279	14,401	259,542
Capital gain distributions	—	2,971	—	—	—
Net realized and unrealized gain (loss) on investments	69,883	7,076	18,447	7,145	87,328

Increase (decrease) in net assets from operations	$132,238	$9,561	$46,277	$25,785	$221,216

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

Legg Mason Partners Variable Equity Trust (continued)	MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II	PIMCO Variable Insurance Trust

ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$10,656	$1,935	$—	$12,929	$61,638	$473	$6,238
5,490	479	3,578	591	6,637	3,099	377
5,166	1,456	(3,578)	12,338	55,001	(2,626)	5,861

(1,141)	1,127	(144,817)	(16,789)	(26,661)	3,291	(3,289)
45,857	44,117	257,763	42,048	(187,806)	152,876	13,932
61,924	23,572	—	30,859	103,389	51,134	—
106,640	68,816	112,946	56,118	(111,078)	207,301	10,643

$111,806	$70,272	$109,368	$68,456	$(56,077)	$204,675	$16,504

Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

NASDAQ-100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$19,301	$—	$74,539	$412,559	$—	$92,537
1,357	7,481	16,742	22,589	204,085	14,469	15,111
(1,357)	11,820	(16,742)	51,950	208,474	(14,469)	77,426

4,916	(40,031)	(52,643)	(374,036)	310,862	(64,518)	(160,653)
192,670	65,570	1,124,880	723,277	5,297,011	182,784	654,216
—	—	76,850	—	1,089,906	273,825	—
197,586	25,539	1,149,087	349,241	6,697,779	392,091	493,563

$196,229	$37,359	$1,132,345	$401,191	$6,906,253	$377,622	$570,989

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)		The Alger Portfolios		The Prudential Series Fund

	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$7,746	$9,651	$—	$—	$—
Mortality and expense risk and administrative charges (note 4)	54	12,310	29,444	19,455	3,431
Net investment income (expense)	7,692	(2,659)	(29,444)	(19,455)	(3,431)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(18,204)	(12,221)	(137,119)	(317,049)	70,683
Change in unrealized appreciation (depreciation)	62,963	331,021	1,132,196	670,014	(62,883)
Capital gain distributions	—	143,658	—	—	—
Net realized and unrealized gain (loss) on investments	44,759	462,458	995,077	352,965	7,800

Increase (decrease) in net assets from operations	$52,451	$459,799	$965,633	$333,510	$4,369

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Prudential Series Fund (continued)

PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio— Class II Shares

Period from December 08 to December 31, 2023	Period from January 1 to December 08, 2023	Year ended December 31, 2023

$—	$—	$—
26	375	279
(26)	(375)	(279)

5	90,493	1,730
5,157	(62,132)	108,670
—	—	—
5,162	28,361	110,400

$5,136	$27,986	$110,121

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B		AB VPS Relative Value Portfolio — Class B

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$2,328	$30,330	$(4,340)	$(4,194)	$47,750	$43,285
Net realized gain (loss) on investments	11,171	(16,197)	5,418	17,408	11,429	92,676
Change in unrealized appreciation (depreciation) on investments	96,400	(149,864)	194,728	(466,016)	77,810	(1,269,711)
Capital gain distributions	—	—	65,869	111,594	385,606	853,557
Increase (decrease) in net assets from operations	109,899	(135,731)	261,675	(341,208)	522,595	(280,193)

From capital transactions (note 4):
Net premiums	16,451	23,383	12,304	13,372	52,054	58,080
Loan interest	(70)	43	(410)	(245)	(805)	(883)
Transfers for contract benefits and terminations	(11,760)	(43,536)	(7,546)	(75,170)	(388,175)	(251,245)
Loans	505	1,242	223	(13,859)	(17,422)	4,203
Cost of insurance and administrative expenses	(24,352)	(22,817)	(24,557)	(23,644)	(113,521)	(124,045)
Transfers between subaccounts (including fixed account), net	(136,276)	825	(1,005)	28,857	(9,725)	(40,960)
Increase (decrease) in net assets from capital transactions	(155,502)	(40,860)	(20,991)	(70,689)	(477,594)	(354,850)
Increase (decrease) in net assets	(45,603)	(176,591)	240,684	(411,897)	45,001	(635,043)
Net assets at beginning of year	784,621	961,212	775,856	1,187,753	5,049,462	5,684,505
Net assets at end of year	$739,018	$784,621	$1,016,540	$775,856	$5,094,463	$5,049,462

Change in units (note 5):
Units purchased	14,273	16,178	1,510	2,362	13,433	14,070
Units redeemed	(25,842)	(19,155)	(2,104)	(4,281)	(25,029)	(23,148)
Net increase (decrease) in units from capital transactions with policy owners	(11,569)	(2,977)	(594)	(1,919)	(11,596)	(9,078)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)				AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares		Invesco V.I. American Value Fund — Series II shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(1,420)	$(1,680)	$(1,128)	$(1,163)	$(5,635)	$(5,784)	$(468)	$(503)	$703	$1,450
(41,225)	(19,052)	778	2,339	(20,401)	8,232	(1,269)	1,375	(23,686)	(9,211)
85,591	(314,553)	23,076	(129,699)	338,465	(716,817)	81,073	(187,833)	(8,473)	(119,977)
—	152,679	18,216	29,906	24,018	278,121	6,491	71,635	103,368	104,507
42,946	(182,606)	40,942	(98,617)	336,447	(436,248)	85,827	(115,326)	71,912	(23,231)

3,796	4,468	5,101	5,060	22,599	21,202	2,432	2,913	4,385	5,156
82	(8)	—	—	(116)	(46)	(190)	(80)	(670)	(625)
(6,245)	(6,893)	—	—	(84,887)	(54,618)	(33,484)	(23)	(60,741)	(77,422)
36	—	—	—	(4,502)	(790)	742	473	68	147
(7,382)	(8,683)	(4,740)	(4,600)	(35,105)	(33,698)	(7,653)	(8,447)	(10,487)	(10,902)
(18,899)	(5,128)	2	7,845	79,124	7,878	31,988	(34,498)	(1,974)	2,652
(28,612)	(16,244)	363	8,305	(22,887)	(60,072)	(6,165)	(39,662)	(69,419)	(80,994)
14,334	(198,850)	41,305	(90,312)	313,560	(496,320)	79,662	(154,988)	2,493	(104,225)
267,131	465,981	268,804	359,116	903,377	1,399,697	218,532	373,520	528,598	632,823
$281,465	$267,131	$310,109	$268,804	$1,216,937	$903,377	$298,194	$218,532	$531,091	$528,598

671	484	150	482	2,916	741	803	101	8,985	4,268
(1,487)	(918)	(133)	(240)	(4,181)	(2,709)	(887)	(1,152)	(15,482)	(12,521)
(816)	(434)	17	242	(1,265)	(1,968)	(84)	(1,051)	(6,497)	(8,253)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares		Invesco V.I. Comstock Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(39,779)	$(46,537)	$(1,619)	$(1,679)	$9,405	$12,520
Net realized gain (loss) on investments	(122,300)	23,320	(12,984)	721	83,592	47,885
Change in unrealized appreciation (depreciation) on investments	1,531,057	(3,922,967)	177,894	(425,541)	(90,772)	(87,445)
Capital gain distributions	—	1,793,514	—	195,305	84,755	37,273
Increase (decrease) in net assets from operations	1,368,978	(2,152,670)	163,291	(231,194)	86,980	10,233

From capital transactions (note 4):
Net premiums	105,580	111,356	7,600	9,072	7,437	16,632
Loan interest	(383)	(2,187)	(156)	(239)	(204)	(313)
Transfers for contract benefits and terminations	(328,556)	(594,148)	(16,544)	(51,227)	(98,299)	(103,899)
Loans	25,730	(2,816)	646	643	—	1,264
Cost of insurance and administrative expenses	(194,038)	(194,852)	(12,851)	(12,818)	(22,856)	(27,593)
Transfers between subaccounts (including fixed account), net	(37,634)	(39,902)	(1,870)	(8,215)	(328,840)	(15,048)
Increase (decrease) in net assets from capital transactions	(429,301)	(722,549)	(23,175)	(62,784)	(442,762)	(128,957)
Increase (decrease) in net assets	939,677	(2,875,219)	140,116	(293,978)	(355,782)	(118,724)
Net assets at beginning of year	4,204,751	7,079,970	476,708	770,686	1,146,977	1,265,701
Net assets at end of year	$5,144,428	$4,204,751	$616,824	$476,708	$791,195	$1,146,977

Change in units (note 5):
Units purchased	1,145	958	1,600	1,195	1,109	1,480
Units redeemed	(3,393)	(5,672)	(2,006)	(2,427)	(11,937)	(4,291)
Net increase (decrease) in units from capital transactions with policy owners	(2,248)	(4,714)	(406)	(1,232)	(10,828)	(2,811)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Core Plus Bond Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Period of April 29 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$16,537	$5,795	$3,896	$2,665	$4,242	$5,899	$22,107	$(754)	$(45,318)	$(52,539)
(8,988)	2,229	(1,342)	(742)	(5,616)	6,354	(14,687)	(2,948)	(162,565)	16,411
173,360	(433,701)	25,405	(69,233)	201,597	(467,529)	55,784	(64,518)	799,551	(4,088,123)
—	116,173	—	18,904	26,768	170,929	—	758	—	1,608,444
180,909	(309,504)	27,959	(48,406)	226,991	(284,347)	63,204	(67,462)	591,668	(2,515,807)

30,940	39,718	11,117	8,029	17,833	27,078	35,873	40,837	107,757	113,297
1,700	3,874	—	—	90	(114)	1,287	2,247	(2,360)	(5,189)
(111,046)	(115,193)	—	(14,762)	(3,274)	(118,385)	(37,714)	(2,703)	(355,587)	(206,177)
(5,464)	906	—	—	(16,769)	(4,203)	(522)	3,335	(25,282)	(21,908)
(52,944)	(58,370)	(11,519)	(10,730)	(24,190)	(23,310)	(59,782)	(38,583)	(195,079)	(206,652)
498,994	50,807	(11,280)	11,941	380	(1,748)	105,608	1,253,981	2,237	(1,848)
362,180	(78,258)	(11,682)	(5,522)	(25,930)	(120,682)	44,750	1,259,114	(468,314)	(328,477)
543,089	(387,762)	16,277	(53,928)	201,061	(405,029)	107,954	1,191,652	123,354	(2,844,284)
1,393,759	1,781,521	231,766	285,694	1,004,789	1,409,818	1,191,652	—	5,187,914	8,032,198
$1,936,848	$1,393,759	$248,043	$231,766	$1,205,850	$1,004,789	$1,299,606	$1,191,652	$5,311,268	$5,187,914

10,725	2,162	654	1,117	725	4,075	50,104	146,047	1,394	1,324
(3,959)	(3,374)	(1,320)	(1,331)	(1,618)	(8,128)	(45,449)	(20,072)	(4,376)	(3,313)
6,766	(1,212)	(666)	(214)	(893)	(4,053)	4,655	125,975	(2,982)	(1,989)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares		Invesco V.I. Global Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(521)	$(593)	$(1,408)	$8,140	$(12,638)	$(12,930)
Net realized gain (loss) on investments	(5,068)	(1,856)	(8,326)	(1,708)	(169,345)	(230,070)
Change in unrealized appreciation (depreciation) on investments	28,629	(154,163)	125,699	(224,683)	700,556	(1,689,007)
Capital gain distributions	—	64,169	561	74,026	370,206	538,259
Increase (decrease) in net assets from operations	23,040	(92,443)	116,526	(144,225)	888,779	(1,393,748)

From capital transactions (note 4):
Net premiums	4,056	3,964	8,113	10,217	49,527	54,926
Loan interest	(1)	(12)	(130)	(176)	(544)	(363)
Transfers for contract benefits and terminations	(6,458)	(22)	(2,174)	(24,665)	(95,050)	(252,506)
Loans	277	55	775	772	(186)	2,370
Cost of insurance and administrative expenses	(6,180)	(6,314)	(13,091)	(11,998)	(66,649)	(68,112)
Transfers between subaccounts (including fixed account), net	37	(9,111)	41,597	24,979	(33,053)	12,849
Increase (decrease) in net assets from capital transactions	(8,269)	(11,440)	35,090	(871)	(145,955)	(250,836)
Increase (decrease) in net assets	14,771	(103,883)	151,616	(145,096)	742,824	(1,644,584)
Net assets at beginning of year	190,621	294,504	640,490	785,586	2,703,508	4,348,092
Net assets at end of year	$205,392	$190,621	$792,106	$640,490	$3,446,332	$2,703,508

Change in units (note 5):
Units purchased	96	84	4,782	2,530	32,096	37,211
Units redeemed	(270)	(334)	(3,547)	(2,478)	(36,205)	(44,471)
Net increase (decrease) in units from capital transactions with policy owners	(174)	(250)	1,235	52	(4,109)	(7,260)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)						Allspring Variable Trust		American Century Variable Portfolios II, Inc.

Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares		Allspring VT Discovery All Cap Growth Fund — Class 2		VP Inflation Protection Fund — Class II

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(6,237)	$(6,283)	$2,174	$13,150	$6,053	$(642)	$(47)	$(56)	$6,148	$25,211
(19,990)	(22,763)	(41,124)	(21,142)	(15,115)	(4,612)	(14,336)	5,806	(8,823)	(48,873)
85,413	(76,387)	253,268	(1,113,146)	165,602	(376,572)	48,838	(165,074)	8,932	(53,786)
—	—	117,359	674,051	—	145,919	19,752	48,743	—	2,744
59,186	(105,433)	331,677	(447,087)	156,540	(235,907)	54,207	(110,581)	6,257	(74,704)

57,486	68,419	29,936	34,907	8,234	14,244	26	481	2,192	2,088
527	96	(308)	(231)	(100)	(105)	—	—	—	1
(18,758)	(10,651)	(37,218)	(189,843)	(95,818)	(5,174)	(1,340)	—	—	(312,614)
8,342	2,300	(5,890)	(2,046)	—	(196)	—	—	—	—
(62,879)	(66,822)	(41,120)	(43,058)	(22,981)	(26,146)	(2,466)	(2,482)	(3,602)	(6,317)
(1,326)	(58)	(26,214)	(4,819)	(203,630)	(48,926)	(21,592)	511	3,523	17,532
(16,608)	(6,716)	(80,814)	(205,090)	(314,295)	(66,303)	(25,372)	(1,490)	2,113	(299,310)
42,578	(112,149)	250,863	(652,177)	(157,755)	(302,210)	28,835	(112,071)	8,370	(374,014)
750,963	863,112	1,539,598	2,191,775	1,157,399	1,459,609	185,294	297,365	188,255	562,269
$793,541	$750,963	$1,790,461	$1,539,598	$999,644	$1,157,399	$214,129	$185,294	$196,625	$188,255

8,647	8,212	1,342	2,150	3,983	3,648	520	514	7,423	9,150
(10,300)	(8,950)	(3,929)	(8,197)	(9,034)	(4,712)	(1,122)	(548)	(7,290)	(27,544)
(1,653)	(738)	(2,587)	(6,047)	(5,051)	(1,064)	(602)	(34)	133	(18,394)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1
Statements of Changes in Net Assets — Continued

	BNY Mellon		BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$369	$56	$2,877	$2,320	$2,756	$1,908
Net realized gain (loss) on investments	977	3,974	(3,282)	(25,464)	(1,354)	(773)
Change in unrealized appreciation (depreciation) on investments	13,964	(58,981)	28,330	(17,725)	21,054	(32,783)
Capital gain distributions	17,806	10,949	—	2,457	8,578	20,335
Increase (decrease) in net assets from operations	33,116	(44,002)	27,925	(38,412)	31,034	(11,313)

From capital transactions (note 4):
Net premiums	4,457	4,471	3,799	3,837	684	702
Loan interest	(16)	(38)	(77)	(67)	(148)	(172)
Transfers for contract benefits and terminations	—	—	—	(850)	—	—
Loans	7,273	(7,450)	465	1,888	646	643
Cost of insurance and administrative expenses	(6,527)	(6,592)	(4,365)	(4,616)	(6,326)	(5,750)
Transfers between subaccounts (including fixed account), net	(33)	43	16	(28,784)	130	(76)
Increase (decrease) in net assets from capital transactions	5,154	(9,566)	(162)	(28,592)	(5,014)	(4,653)
Increase (decrease) in net assets	38,270	(53,568)	27,763	(67,004)	26,020	(15,966)
Net assets at beginning of year	140,163	193,731	151,832	218,836	197,302	213,268
Net assets at end of year	$178,433	$140,163	$179,595	$151,832	$223,322	$197,302

Change in units (note 5):
Units purchased	668	337	148	185	118	116
Units redeemed	(455)	(711)	(149)	(1,024)	(268)	(260)
Net increase (decrease) in units from capital transactions with policy owners	213	(374)	(1)	(839)	(150)	(144)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)				Columbia Funds Variable Series Trust II				Eaton Vance Variable Trust

BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2		VT Floating — Rate Income Fund

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$18,649	$(2,034)	$(678)	$(671)	$(2,068)	$(1,966)	$7,408	$2,664	$42,971	$21,583
(13,015)	(50,389)	(1,005)	(949)	10,606	59,653	(14,165)	(17,591)	(14,420)	(13,245)
87,998	(137,049)	236,709	(325,435)	308,955	(408,004)	77,297	(114,280)	28,289	(23,859)
—	14,592	11,113	32,862	—	—	—	37,437	—	—
93,632	(174,880)	246,139	(294,193)	317,493	(350,317)	70,540	(91,770)	56,840	(15,521)

12,367	11,866	4,941	4,153	12,258	12,754	8,081	6,557	5,222	4,130
—	—	—	—	(462)	(182)	96	—	—	(50)
(25,287)	(122,999)	(4,267)	—	—	(120,046)	(15,475)	(19,159)	(24,763)	(229,322)
—	—	201	201	(2,156)	1,787	(23,419)	3,876	201	201
(18,142)	(19,692)	(11,306)	(10,233)	(13,951)	(13,905)	(17,942)	(19,177)	(9,563)	(7,324)
1,093	126,581	(139)	24,826	84	23,666	(3,742)	13,115	10,246	71,181
(29,969)	(4,244)	(10,570)	18,947	(4,227)	(95,926)	(52,401)	(14,788)	(18,657)	(161,184)
63,663	(179,124)	235,569	(275,246)	313,266	(446,243)	18,139	(106,558)	38,183	(176,705)
784,487	963,611	475,799	751,045	812,333	1,258,576	500,887	607,445	479,442	656,147
$848,150	$784,487	$711,368	$475,799	$1,125,599	$812,333	$519,026	$500,887	$517,625	$479,442

3,710	7,942	136	525	616	824	17,201	32,952	25,707	15,970
(4,744)	(8,913)	(350)	(248)	(810)	(5,347)	(21,036)	(34,051)	(26,271)	(23,924)
(1,034)	(971)	(214)	277	(194)	(4,523)	(3,835)	(1,099)	(564)	(7,954)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Federated Hermes Insurance Series

	Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$19,113	$18,826	$42,663	$41,719	$(1,782)	$(2,247)
Net realized gain (loss) on investments	(20,916)	(8,472)	(13,936)	(16,518)	(23,112)	(48,738)
Change in unrealized appreciation (depreciation) on investments	42,622	(65,923)	64,727	(134,774)	140,095	(547,270)
Capital gain distributions	—	—	—	—	—	153,319
Increase (decrease) in net assets from operations	40,819	(55,569)	93,454	(109,573)	115,201	(444,936)

From capital transactions (note 4):
Net premiums	9,368	14,461	13,484	13,466	7,282	8,957
Loan interest	(1,609)	(2,057)	60	(11)	48	38
Transfers for contract benefits and terminations	(47,394)	(4,867)	(7,123)	(7,720)	(39,576)	(158,088)
Loans	(633)	1,031	299	(2,504)	—	—
Cost of insurance and administrative expenses	(19,488)	(23,981)	(21,587)	(21,011)	(19,506)	(23,605)
Transfers between subaccounts (including fixed account), net	5,561	(603)	1,183	(11,428)	(16,585)	(58,457)
Increase (decrease) in net assets from capital transactions	(54,195)	(16,016)	(13,684)	(29,208)	(68,337)	(231,155)
Increase (decrease) in net assets	(13,376)	(71,585)	79,770	(138,781)	46,864	(676,091)
Net assets at beginning of year	373,680	445,265	772,943	911,724	850,504	1,526,595
Net assets at end of year	$360,304	$373,680	$852,713	$772,943	$897,368	$850,504

Change in units (note 5):
Units purchased	1,861	921	8,225	3,828	3,576	868
Units redeemed	(3,018)	(1,295)	(8,662)	(4,768)	(4,808)	(4,754)
Net increase (decrease) in units from capital transactions with policy owners	(1,157)	(374)	(437)	(940)	(1,232)	(3,886)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Federated Hermes Insurance Series (continued)		Fidelity® Variable Insurance Products Fund

Federated Hermes Managed Volatility Fund II — Primary Shares		VIP Asset ManagerSM Portfolio — Initial Class		VIP Asset ManagerSM Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$4,717	$5,660	$57,751	$49,332	$1,860	$1,478	$8,481	$5,265	$(84,047)	$(84,647)
(15,916)	(16,017)	(890)	(112)	(106)	(38)	3,785	5,385	508,375	446,677
51,360	(213,065)	381,877	(1,152,092)	9,321	(26,193)	84,406	(181,973)	3,599,618	(7,087,017)
—	131,617	46,686	298,137	1,156	6,867	22,914	38,440	584,656	807,549
40,161	(91,805)	485,424	(804,735)	12,231	(17,886)	119,586	(132,883)	4,608,602	(5,917,438)

23,921	27,703	84,468	87,845	7,993	7,968	6,367	6,359	260,618	282,458
(4,060)	(5,413)	542	3,277	10	15	(97)	(61)	11,705	26,070
(15,020)	(43,903)	(174,900)	(35,165)	—	—	—	(14,940)	(908,582)	(704,252)
1,456	765	2,800	2,762	—	—	(677)	1,787	(55,008)	(152,296)
(32,640)	(31,792)	(179,429)	(177,086)	(4,780)	(4,314)	(14,236)	(13,556)	(605,221)	(616,277)
54,207	(798)	(2,056)	(883)	(3)	(15)	(102)	1,447	(284,503)	(329,706)
27,864	(53,438)	(268,575)	(119,250)	3,220	3,654	(8,745)	(18,964)	(1,580,991)	(1,494,003)
68,025	(145,243)	216,849	(923,985)	15,451	(14,232)	110,841	(151,847)	3,027,611	(7,411,441)
496,008	641,251	4,202,921	5,126,906	99,527	113,759	574,421	726,268	15,008,920	22,420,361
$564,033	$496,008	$4,419,770	$4,202,921	$114,978	$99,527	$685,262	$574,421	$18,036,531	$15,008,920

3,172	1,379	2,287	2,316	346	348	1,080	732	6,246	5,517
(2,502)	(2,811)	(6,077)	(3,968)	(207)	(191)	(1,348)	(1,331)	(16,272)	(15,471)
670	(1,432)	(3,790)	(1,652)	139	157	(268)	(599)	(10,026)	(9,954)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(7,761)	$(8,175)	$(1,492)	$(1,464)	$80,970	$89,918
Net realized gain (loss) on investments	151,524	(17,161)	37,013	(79,216)	137,238	126,560
Change in unrealized appreciation (depreciation) on investments	1,399,312	(2,634,619)	21,062	(22,396)	343,345	(1,210,267)
Capital gain distributions	232,821	329,806	14,467	34,698	247,083	329,382
Increase (decrease) in net assets from operations	1,775,896	(2,330,149)	71,050	(68,378)	808,636	(664,407)

From capital transactions (note 4):
Net premiums	73,825	94,668	934	831	157,721	169,390
Loan interest	(1,447)	(1,271)	(71)	(56)	(12,145)	(14,032)
Transfers for contract benefits and terminations	(350,401)	(719,682)	—	—	(1,433,618)	(588,850)
Loans	2,475	5,153	—	62	14,993	(49,688)
Cost of insurance and administrative expenses	(152,688)	(161,485)	(3,273)	(2,970)	(374,829)	(402,344)
Transfers between subaccounts (including fixed account), net	(415,969)	86,559	(15,305)	10,088	2,984	27,952
Increase (decrease) in net assets from capital transactions	(844,205)	(696,058)	(17,715)	7,955	(1,644,894)	(857,572)
Increase (decrease) in net assets	931,691	(3,026,207)	53,335	(60,423)	(836,258)	(1,521,979)
Net assets at beginning of year	5,883,802	8,910,009	258,747	319,170	9,730,803	11,252,782
Net assets at end of year	$6,815,493	$5,883,802	$312,082	$258,747	$8,894,545	$9,730,803

Change in units (note 5):
Units purchased	31,504	40,070	6,639	7,259	3,641	3,532
Units redeemed	(48,567)	(52,641)	(6,909)	(7,105)	(16,058)	(9,480)
Net increase (decrease) in units from capital transactions with policy owners	(17,063)	(12,571)	(270)	154	(12,417)	(5,948)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity-Income PortfolioSM — Service Class 2		VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Portfolio — Initial Class

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$30,894	$30,321	$16,375	$14,928	$16,244	$15,870	$(9,620)	$(11,873)	$(128,383)	$(51,471)
6,841	35,623	52,321	79,711	28,394	48,628	10,733	(238,437)	302,717	291,931
104,340	(276,772)	165,329	(251,803)	130,171	(180,870)	443,004	(832,681)	3,918,475	(6,685,970)
65,342	75,649	70,000	35,260	53,274	27,769	—	306,972	759,495	1,242,696
207,417	(135,179)	304,025	(121,904)	228,083	(88,603)	444,117	(776,019)	4,852,304	(5,202,814)

42,401	41,602	43,047	51,457	22,963	24,469	19,219	19,771	209,695	228,465
(231)	(501)	(936)	(2,457)	(70)	(62)	(544)	(870)	(18,754)	(7,176)
(53,289)	(192,530)	(20,988)	(162,478)	(62,453)	(182,589)	(149,946)	(43,406)	(874,456)	(1,103,598)
1,307	(14,663)	2,470	8,071	(11,327)	3,419	5,871	1,960	(66,507)	(184,602)
(71,684)	(69,251)	(88,543)	(95,932)	(33,986)	(33,897)	(49,842)	(46,386)	(498,241)	(507,904)
3,316	26,588	2,200	199,572	(1,000)	7,274	(30,172)	(281,307)	(9,762)	129,189
(78,180)	(208,755)	(62,750)	(1,767)	(85,873)	(181,386)	(205,414)	(350,238)	(1,258,025)	(1,445,626)
129,237	(343,934)	241,275	(123,671)	142,210	(269,989)	238,703	(1,126,257)	3,594,279	(6,648,440)
2,146,769	2,490,703	1,739,369	1,863,040	1,311,701	1,581,690	1,089,026	2,215,283	14,533,669	21,182,109
$2,276,006	$2,146,769	$1,980,644	$1,739,369	$1,453,911	$1,311,701	$1,327,729	$1,089,026	$18,127,948	$14,533,669

2,323	7,137	4,483	15,554	710	985	14,767	19,168	4,325	6,121
(4,572)	(12,503)	(5,492)	(15,502)	(2,864)	(5,781)	(17,632)	(24,379)	(8,914)	(11,981)
(2,249)	(5,366)	(1,009)	52	(2,154)	(4,796)	(2,865)	(5,211)	(4,589)	(5,860)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(14,456)	$(2,982)	$(7,565)	$(14,548)	$3,307	$4,753
Net realized gain (loss) on investments	41,088	50,426	4,748	(304,834)	67,290	(49,889)
Change in unrealized appreciation (depreciation) on investments	816,368	(1,308,035)	495,024	(1,001,227)	397,248	(883,098)
Capital gain distributions	163,669	251,165	133,762	350,487	6,936	25,718
Increase (decrease) in net assets from operations	1,006,669	(1,009,426)	625,969	(970,122)	474,781	(902,516)

From capital transactions (note 4):
Net premiums	39,409	41,652	85,591	102,132	88,142	71,132
Loan interest	(1,156)	(1,386)	856	(19)	1,428	1,573
Transfers for contract benefits and terminations	(89,253)	(60,423)	(287,563)	(421,409)	(308,634)	(56,233)
Loans	(7,792)	1,146	(6,275)	8,794	7,186	3,049
Cost of insurance and administrative expenses	(88,500)	(87,409)	(163,884)	(173,429)	(141,966)	(133,076)
Transfers between subaccounts (including fixed account), net	(20,383)	(41,982)	(210,112)	10,957	24,011	(7,438)
Increase (decrease) in net assets from capital transactions	(167,675)	(148,402)	(581,387)	(472,974)	(329,833)	(120,993)
Increase (decrease) in net assets	838,994	(1,157,828)	44,582	(1,443,096)	144,948	(1,023,509)
Net assets at beginning of year	2,952,995	4,110,823	4,800,393	6,243,489	2,595,810	3,619,319
Net assets at end of year	$3,791,989	$2,952,995	$4,844,975	$4,800,393	$2,740,758	$2,595,810

Change in units (note 5):
Units purchased	2,433	2,363	22,608	66,873	10,786	9,538
Units redeemed	(6,723)	(6,250)	(32,320)	(74,571)	(16,747)	(11,748)
Net increase (decrease) in units from capital transactions with policy owners	(4,290)	(3,887)	(9,712)	(7,698)	(5,961)	(2,210)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

VIP Value Strategies Portfolio — Service Class 2		Franklin Income VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares		Templeton Global Bond VIP Fund — Class 1 Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$4,875	$4,278	$40,629	$53,749	$5,531	$6,084	$13,704	$13,796	$(10,032)	$(10,180)
(988)	(4,411)	(10,699)	(21,291)	(11,719)	(6,549)	15,704	(35,840)	(29,510)	(35,603)
82,065	(69,212)	(11,814)	(131,065)	20,247	(72,706)	67,187	(26,857)	55,622	(16,555)
22,676	25,644	49,917	22,036	27,951	39,922	—	—	—	—
108,628	(43,701)	68,033	(76,571)	42,010	(33,249)	96,595	(48,901)	16,080	(62,338)

9,736	12,993	8,568	9,933	3,139	3,196	12,120	16,907	30,062	44,720
(157)	(164)	7	(2)	5	7	(512)	(449)	(290)	(185)
—	(187)	(92,632)	(380,743)	(31,345)	(56,651)	(43,250)	(4,345)	(61,793)	(17,131)
301	307	(357)	79	(374)	79	—	4,331	6,594	3,183
(6,821)	(7,565)	(18,937)	(20,048)	(5,780)	(6,046)	(28,343)	(25,957)	(43,178)	(54,053)
(12,428)	12,160	(2,807)	(5,808)	(1,347)	(801)	(48,370)	47,699	2,008	166,994
(9,369)	17,544	(106,158)	(396,589)	(35,702)	(60,216)	(108,355)	38,186	(66,597)	143,528
99,259	(26,157)	(38,125)	(473,160)	6,308	(93,465)	(11,760)	(10,715)	(50,517)	81,190
548,177	574,334	869,297	1,342,457	336,858	430,323	536,439	547,154	940,979	859,789
$647,436	$548,177	$831,172	$869,297	$343,166	$336,858	$524,679	$536,439	$890,462	$940,979

6,600	15,342	8,016	19,556	4,243	3,600	20,609	25,088	4,731	17,798
(6,954)	(14,898)	(11,803)	(34,157)	(5,796)	(6,391)	(26,930)	(22,608)	(9,002)	(8,935)
(354)	444	(3,787)	(14,601)	(1,553)	(2,791)	(6,321)	2,480	(4,271)	8,863

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$3,703	$110	$360,145	$53,839	$8,393	$4,529
Net realized gain (loss) on investments	(3,845)	(6,478)	—	—	(32,714)	(20,309)
Change in unrealized appreciation (depreciation) on investments	22,221	(12,853)	—	—	47,930	(143,182)
Capital gain distributions	—	—	—	—	83,401	89,911
Increase (decrease) in net assets from operations	22,079	(19,221)	360,145	53,839	107,010	(69,051)

From capital transactions (note 4):
Net premiums	912	939	633,559	624,215	13,441	14,178
Loan interest	6	29	80	(178)	(201)	(241)
Transfers for contract benefits and terminations	(23,109)	(24,177)	(246,918)	(586,326)	(16,693)	(33,331)
Loans	17	17	(12,940)	(32,979)	1,373	949
Cost of insurance and administrative expenses	(2,771)	(2,962)	(730,696)	(690,646)	(26,062)	(26,576)
Transfers between subaccounts (including fixed account), net	(2,439)	1,108	1,075,535	499,003	7,732	21,017
Increase (decrease) in net assets from capital transactions	(27,384)	(25,046)	718,620	(186,911)	(20,410)	(24,004)
Increase (decrease) in net assets	(5,305)	(44,267)	1,078,765	(133,072)	86,600	(93,055)
Net assets at beginning of year	120,303	164,570	8,307,748	8,440,820	899,220	992,275
Net assets at end of year	$114,998	$120,303	$9,386,513	$8,307,748	$985,820	$899,220

Change in units (note 5):
Units purchased	1,600	1,127	866,934	341,102	15,662	14,882
Units redeemed	(3,224)	(2,753)	(793,528)	(357,017)	(16,436)	(15,691)
Net increase (decrease) in units from capital transactions with policy owners	(1,624)	(1,626)	73,406	(15,915)	(774)	(809)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)		Janus Aspen Series

Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares		Janus Henderson Enterprise Portfolio — Service Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$4,610	$(8,921)	$74,340	$28,905	$35,388	$18,306	$(61,842)	$(41,814)	$(3,983)	$(2,275)
(71,732)	21,008	210,163	226,258	95,334	123,610	144,416	467,375	11,055	51,959
350,419	(1,098,820)	570,262	(1,777,164)	241,200	(833,294)	755,183	(3,796,496)	89,888	(506,896)
93,764	590,198	—	195,230	—	84,559	646,622	1,514,796	85,979	204,103
377,061	(496,535)	854,765	(1,326,771)	371,922	(606,819)	1,484,379	(1,856,139)	182,939	(253,109)

46,463	55,324	120,873	130,202	68,621	72,843	205,542	199,668	16,793	20,786
(9,262)	(8,615)	(15,386)	(9,260)	133	(3)	(4,086)	(2,766)	(166)	(190)
(75,019)	(47,585)	(245,555)	(291,546)	(199,783)	(307,989)	(545,927)	(273,569)	(38,805)	(47,359)
(1,036)	(58,361)	(7,092)	(113,282)	(39,398)	6,881	757	(13,100)	(6,294)	2,313
(113,807)	(120,397)	(252,827)	(246,059)	(90,742)	(93,519)	(347,492)	(338,997)	(30,869)	(34,329)
(108,501)	(90,297)	25,328	132,208	34,043	8,693	(90,823)	(47,029)	(21,493)	(99,842)
(261,162)	(269,931)	(374,659)	(397,737)	(227,126)	(313,094)	(782,029)	(475,793)	(80,834)	(158,621)
115,899	(766,466)	480,106	(1,724,508)	144,796	(919,913)	702,350	(2,331,932)	102,105	(411,730)
3,840,623	4,607,089	6,158,145	7,882,653	2,681,865	3,601,778	9,002,533	11,334,465	1,122,990	1,534,720
$3,956,522	$3,840,623	$6,638,251	$6,158,145	$2,826,661	$2,681,865	$9,704,883	$9,002,533	$1,225,095	$1,122,990

8,564	7,126	8,053	8,304	13,142	11,929	3,222	9,753	1,561	2,922
(12,799)	(11,412)	(12,365)	(12,885)	(18,895)	(20,078)	(8,581)	(13,088)	(3,989)	(8,674)
(4,235)	(4,286)	(4,312)	(4,581)	(5,753)	(8,149)	(5,359)	(3,335)	(2,428)	(5,752)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$48,927	$25,529	$(39,818)	$(43,428)	$(4,859)	$(6,004)
Net realized gain (loss) on investments	(49,868)	(20,790)	(8,672)	(35,135)	(5,030)	(40,319)
Change in unrealized appreciation (depreciation) on investments	68,565	(281,622)	1,894,181	(3,615,653)	479,707	(930,569)
Capital gain distributions	—	26,211	—	891,899	—	258,379
Increase (decrease) in net assets from operations	67,624	(250,672)	1,845,691	(2,802,317)	469,818	(718,513)

From capital transactions (note 4):
Net premiums	32,973	34,234	88,783	91,593	21,751	22,572
Loan interest	33,833	24,150	(1,157)	(2,040)	(53)	(27)
Transfers for contract benefits and terminations	(63,443)	(17,048)	(234,591)	(404,994)	(124,285)	(124,684)
Loans	37,661	(30,420)	737	(1,050)	8	2,362
Cost of insurance and administrative expenses	(60,922)	(57,813)	(257,688)	(244,021)	(46,952)	(42,382)
Transfers between subaccounts (including fixed account), net	55,847	129	(24,524)	(418,918)	96,409	10,250
Increase (decrease) in net assets from capital transactions	35,949	(46,768)	(428,440)	(979,430)	(53,122)	(131,909)
Increase (decrease) in net assets	103,573	(297,440)	1,417,251	(3,781,747)	416,696	(850,422)
Net assets at beginning of year	1,451,484	1,748,924	4,956,809	8,738,556	1,260,768	2,111,190
Net assets at end of year	$1,555,057	$1,451,484	$6,374,060	$4,956,809	$1,677,464	$1,260,768

Change in units (note 5):
Units purchased	10,391	3,837	6,847	7,141	2,478	1,279
Units redeemed	(9,430)	(5,357)	(10,034)	(14,168)	(3,980)	(3,771)
Net increase (decrease) in units from capital transactions with policy owners	961	(1,520)	(3,187)	(7,027)	(1,502)	(2,492)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares		Janus Henderson Overseas Portfolio — Service Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$6,246	$42,155	$1,826	$5,903	$(7,206)	$(8,153)	$18,335	$25,276	$1,670	$2,099
97,189	181,645	11,151	15,129	573	162,031	110,247	63,413	19,960	1,093
979,636	(2,074,832)	102,972	(221,554)	499,519	(1,065,246)	163,197	(450,642)	(6,256)	(19,356)
152,773	555,141	16,856	62,246	—	204,831	—	—	—	—
1,235,844	(1,295,891)	132,805	(138,276)	492,886	(706,537)	291,779	(361,953)	15,374	(16,164)

168,834	174,118	15,421	14,500	12,332	15,361	63,171	92,807	—	—
(1,985)	(1,973)	(145)	(59)	1,653	(31)	1,822	(1,673)	(223)	(203)
(132,055)	(356,744)	(23,317)	(28,358)	(34,548)	(91,364)	(137,262)	(250,448)	(7,320)	—
(8,528)	4,995	(2,732)	(5,736)	975	(1,916)	21,654	445	—	—
(255,020)	(249,693)	(14,411)	(15,212)	(41,098)	(33,863)	(97,896)	(112,646)	(5,212)	(4,814)
(2,994)	(28,119)	1	1,085	134,400	(446,824)	(66,290)	(124,753)	(697)	—
(231,748)	(457,416)	(25,183)	(33,780)	73,714	(558,637)	(214,801)	(396,268)	(13,452)	(5,017)
1,004,096	(1,753,307)	107,622	(172,056)	566,600	(1,265,174)	76,978	(758,221)	1,922	(21,181)
4,895,038	6,648,345	529,366	701,422	927,517	2,192,691	3,002,977	3,761,198	154,317	175,498
$5,899,134	$4,895,038	$636,988	$529,366	$1,494,117	$927,517	$3,079,955	$3,002,977	$156,239	$154,317

2,966	3,402	948	1,069	7,465	3,344	12,074	9,401	4,553	3
(6,304)	(10,066)	(2,294)	(2,760)	(5,194)	(24,580)	(15,529)	(16,936)	(5,112)	(250)
(3,338)	(6,664)	(1,346)	(1,691)	2,271	(21,236)	(3,455)	(7,535)	(559)	(247)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)				Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Aggressive Growth Portfolio — Class II

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(50,294)	$(11,957)	$(1,600)	$71	$(198)	$(557)
Net realized gain (loss) on investments	103,358	93,450	2,619	31,133	(17,898)	(14,833)
Change in unrealized appreciation (depreciation) on investments	2,344,270	(3,948,280)	115,044	(225,204)	51,681	(135,861)
Capital gain distributions	—	1,168,571	—	57,651	31,498	40,229
Increase (decrease) in net assets from operations	2,397,334	(2,698,216)	116,063	(136,349)	65,083	(111,022)

From capital transactions (note 4):
Net premiums	124,512	131,538	6,580	6,925	5,723	8,290
Loan interest	(4,281)	(2,706)	(24)	(46)	26	16
Transfers for contract benefits and terminations	(274,479)	(136,749)	(12,115)	(68,583)	—	(24)
Loans	18,272	(74,759)	(5,148)	394	77	79
Cost of insurance and administrative expenses	(240,654)	(229,197)	(8,403)	(8,311)	(5,342)	(5,947)
Transfers between subaccounts (including fixed account), net	(30,494)	13,831	63	2,678	(14,629)	(22,785)
Increase (decrease) in net assets from capital transactions	(407,124)	(298,042)	(19,047)	(66,943)	(14,145)	(20,371)
Increase (decrease) in net assets	1,990,210	(2,996,258)	97,016	(203,292)	50,938	(131,393)
Net assets at beginning of year	5,952,254	8,948,512	287,228	490,520	283,005	414,398
Net assets at end of year	$7,942,464	$5,952,254	$384,244	$287,228	$333,943	$283,005

Change in units (note 5):
Units purchased	5,067	4,347	286	419	504	192
Units redeemed	(9,926)	(7,728)	(1,060)	(2,427)	(854)	(716)
Net increase (decrease) in units from capital transactions with policy owners	(4,859)	(3,381)	(774)	(2,008)	(350)	(524)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust (continued)						MFS® Variable Insurance Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I		ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$9,965	$4,038	$273	$(159)	$5,166	$5,280	$1,456	$1,072	$(3,578)	$(4,069)
(5,611)	7,430	98	14,420	(1,141)	(9,193)	1,127	1,669	(144,817)	(111,935)
(21,571)	(155,329)	(747)	(29,844)	45,857	(97,404)	44,117	(132,423)	257,763	(603,823)
123,288	71,639	3,037	2,649	61,924	33,321	23,572	52,709	—	332,946
106,071	(72,222)	2,661	(12,934)	111,806	(67,996)	70,272	(76,973)	109,368	(386,881)

11,251	12,858	290	114	23,080	24,763	5,951	7,269	16,314	21,516
(7,457)	(8,082)	—	—	(982)	(742)	(62)	(72)	(28)	(91)
(61,155)	(12,663)	—	(74,026)	(5,264)	(59,076)	(983)	—	(19,944)	(44,705)
10,581	(3,493)	—	—	—	1,169	68	141	15,420	(3,069)
(23,240)	(20,547)	(462)	(544)	(43,400)	(41,080)	(8,064)	(7,825)	(35,415)	(35,929)
15,432	73,472	(2)	28,949	(14,611)	22,607	32	17	(31,713)	(1,632)
(54,588)	41,545	(174)	(45,507)	(41,177)	(52,359)	(3,058)	(470)	(55,366)	(63,910)
51,483	(30,677)	2,487	(58,441)	70,629	(120,355)	67,214	(77,443)	54,002	(450,791)
833,045	863,722	20,240	78,681	815,496	935,851	381,535	458,978	838,937	1,289,728
$884,528	$833,045	$22,727	$20,240	$886,125	$815,496	$448,749	$381,535	$892,939	$838,937

8,599	4,947	10	1,067	3,023	6,423	181	248	6,020	4,793
(10,367)	(3,396)	(15)	(2,850)	(3,819)	(6,778)	(282)	(286)	(7,615)	(6,630)
(1,768)	1,551	(5)	(1,783)	(796)	(355)	(101)	(38)	(1,595)	(1,837)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust (continued)				MFS® Variable Insurance Trust II

	MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$12,338	$11,823	$55,001	$36,342	$(2,626)	$(2,985)
Net realized gain (loss) on investments	(16,789)	(10,707)	(26,661)	6,260	3,291	1,662
Change in unrealized appreciation (depreciation) on investments	42,048	(181,589)	(187,806)	(119,628)	152,876	(387,033)
Capital gain distributions	30,859	73,814	103,389	76,658	51,134	145,141
Increase (decrease) in net assets from operations	68,456	(106,659)	(56,077)	(368)	204,675	(243,215)

From capital transactions (note 4):
Net premiums	8,578	8,367	27,371	28,448	8,250	8,801
Loan interest	(11)	—	(74)	(290)	(882)	(792)
Transfers for contract benefits and terminations	(11,285)	(256,292)	(116,286)	(69,193)	(16,041)	(118,698)
Loans	—	—	1,344	(9,124)	52	49
Cost of insurance and administrative expenses	(14,238)	(14,313)	(45,632)	(48,731)	(15,822)	(16,352)
Transfers between subaccounts (including fixed account), net	3,281	(1,971)	(12,073)	(1,846)	(1,046)	9,522
Increase (decrease) in net assets from capital transactions	(13,675)	(264,209)	(145,350)	(100,736)	(25,489)	(117,470)
Increase (decrease) in net assets	54,781	(370,868)	(201,427)	(101,104)	179,186	(360,685)
Net assets at beginning of year	684,252	1,055,120	1,955,070	2,056,174	885,629	1,246,314
Net assets at end of year	$739,033	$684,252	$1,753,643	$1,955,070	$1,064,815	$885,629

Change in units (note 5):
Units purchased	8,714	8,703	9,647	10,161	391	441
Units redeemed	(9,205)	(18,542)	(12,831)	(12,480)	(1,352)	(5,434)
Net increase (decrease) in units from capital transactions with policy owners	(491)	(9,839)	(3,184)	(2,319)	(961)	(4,993)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$5,861	$15,269	$62,355	$58,089	$2,485	$1,323	$27,830	$27,474	$18,640	$7,727
(3,289)	(117)	(22,715)	(24,896)	(886)	(3,789)	(109,832)	(139,797)	(7,256)	(4,452)
13,932	(59,122)	92,598	(178,975)	4,991	(12,440)	128,279	(451,729)	14,401	(44,055)
—	16,772	—	—	2,971	50	—	—	—	—
16,504	(27,198)	132,238	(145,782)	9,561	(14,856)	46,277	(564,052)	25,785	(40,780)

2,514	2,514	23,378	25,942	2,816	2,273	23,523	24,001	5,137	8,504
—	—	65	81	4	8	444	373	—	—
—	—	(50,399)	(88,779)	(1,989)	(43,548)	(81,881)	(103,617)	(29,408)	(14,236)
—	—	(2,972)	4,806	(178)	(44)	29	(3,203)	—	—
(3,465)	(3,429)	(36,104)	(39,253)	(2,783)	(2,768)	(30,255)	(33,687)	(33,944)	(30,754)
13,725	9,865	10,870	(2,928)	7,277	(11,616)	39,726	40,415	17,684	7,095
12,774	8,950	(55,162)	(100,131)	5,147	(55,695)	(48,414)	(75,718)	(40,531)	(29,391)
29,278	(18,248)	77,076	(245,913)	14,708	(70,551)	(2,137)	(639,770)	(14,746)	(70,171)
200,713	218,961	1,146,818	1,392,731	108,962	179,513	1,365,462	2,005,232	596,942	667,113
$229,991	$200,713	$1,223,894	$1,146,818	$123,670	$108,962	$1,363,325	$1,365,462	$582,196	$596,942

1,374	1,077	5,873	6,140	564	901	22,483	22,093	2,920	2,160
(793)	(649)	(7,571)	(9,334)	(341)	(2,957)	(24,165)	(23,913)	(6,057)	(4,320)
581	428	(1,698)	(3,194)	223	(2,056)	(1,682)	(1,820)	(3,137)	(2,160)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

	Total Return Portfolio — Administrative Class Shares		NASDAQ-100® Fund		Income V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$133,888	$107,842	$(1,357)	$(1,275)	$11,820	$19,977
Net realized gain (loss) on investments	(172,214)	(322,371)	4,916	53,941	(40,031)	(37,277)
Change in unrealized appreciation (depreciation) on investments	259,542	(624,142)	192,670	(285,717)	65,570	(208,107)
Capital gain distributions	—	—	—	15,442	—	13,701
Increase (decrease) in net assets from operations	221,216	(838,671)	196,229	(217,609)	37,359	(211,706)

From capital transactions (note 4):
Net premiums	97,249	121,058	4,630	5,318	34,404	36,386
Loan interest	427	191	(140)	(142)	3,039	4,500
Transfers for contract benefits and terminations	(248,510)	(582,388)	(4,903)	(153,480)	(99,908)	(178,416)
Loans	(57,745)	17,348	38	38	9,386	(257)
Cost of insurance and administrative expenses	(189,180)	(211,061)	(10,256)	(9,398)	(58,674)	(60,326)
Transfers between subaccounts (including fixed account), net	44,842	254,365	7,287	16,956	22,397	10,859
Increase (decrease) in net assets from capital transactions	(352,917)	(400,487)	(3,344)	(140,708)	(89,356)	(187,254)
Increase (decrease) in net assets	(131,701)	(1,239,158)	192,885	(358,317)	(51,997)	(398,960)
Net assets at beginning of year	4,419,099	5,658,257	375,833	734,150	1,009,824	1,408,784
Net assets at end of year	$4,287,398	$4,419,099	$568,718	$375,833	$957,827	$1,009,824

Change in units (note 5):
Units purchased	49,263	84,451	463	263	8,563	4,478
Units redeemed	(67,095)	(99,280)	(601)	(4,160)	(13,350)	(15,575)
Net increase (decrease) in units from capital transactions with policy owners	(17,832)	(14,829)	(138)	(3,897)	(4,787)	(11,097)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)

Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(16,742)	$(16,988)	$51,950	$27,352	$208,474	$211,107	$(14,469)	$(14,740)	$77,426	$24,530
(52,643)	(46,861)	(374,036)	(135,930)	310,862	665,700	(64,518)	(76,319)	(160,653)	(143,896)
1,124,880	(1,457,830)	723,277	(1,632,817)	5,297,011	(11,649,605)	182,784	(687,844)	654,216	(807,754)
76,850	326,737	—	489,551	1,089,906	3,794,367	273,825	173,584	—	66,412
1,132,345	(1,194,942)	401,191	(1,251,844)	6,906,253	(6,978,431)	377,622	(605,319)	570,989	(860,708)

69,414	70,768	76,581	74,184	605,432	601,450	54,829	69,331	68,105	71,386
(2,206)	(3,058)	(2,247)	(3,448)	(16,275)	(15,012)	(784)	(939)	(2,272)	(2,160)
(110,238)	(80,187)	(318,756)	(294,414)	(1,587,096)	(1,263,004)	(125,878)	(179,965)	(359,065)	(192,874)
(17,856)	(5,715)	40,920	5,053	(119,633)	(44,120)	(9,800)	5,687	(24,946)	(13,164)
(130,569)	(124,086)	(146,411)	(151,911)	(1,180,434)	(1,170,083)	(121,245)	(120,074)	(145,582)	(156,342)
(30,793)	13,800	(11,619)	4,962	(16,624)	186,481	7,712	26,701	(4,501)	3,501
(222,248)	(128,478)	(361,532)	(365,574)	(2,314,630)	(1,704,288)	(195,166)	(199,259)	(468,261)	(289,653)
910,097	(1,323,420)	39,659	(1,617,418)	4,591,623	(8,682,719)	182,456	(804,578)	102,728	(1,150,361)
2,608,756	3,932,176	3,413,659	5,031,077	28,726,900	37,409,619	3,010,027	3,814,605	4,103,254	5,253,615
$3,518,853	$2,608,756	$3,453,318	$3,413,659	$33,318,523	$28,726,900	$3,192,483	$3,010,027	$4,205,982	$4,103,254

5,479	6,019	7,489	7,000	13,357	11,718	11,325	10,462	10,113	12,002
(9,991)	(8,661)	(11,196)	(10,377)	(29,402)	(32,731)	(14,798)	(14,040)	(23,309)	(20,133)
(4,512)	(2,642)	(3,707)	(3,377)	(16,045)	(21,013)	(3,473)	(3,578)	(13,196)	(8,131)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios

	Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$7,692	$1,464	$(2,659)	$(3,045)	$(29,444)	$(33,462)
Net realized gain (loss) on investments	(18,204)	(64,601)	(12,221)	9,308	(137,119)	(97,912)
Change in unrealized appreciation (depreciation) on investments	62,963	(23,003)	331,021	(632,300)	1,132,196	(2,212,849)
Capital gain distributions	—	5,658	143,658	184,651	—	181,346
Increase (decrease) in net assets from operations	52,451	(80,482)	459,799	(441,386)	965,633	(2,162,877)

From capital transactions (note 4):
Net premiums	708	755	42,091	50,113	113,138	123,682
Loan interest	(12)	1	(1,164)	(1,054)	(1,647)	(2,428)
Transfers for contract benefits and terminations	—	(142,144)	(41,640)	(129,616)	(177,257)	(124,957)
Loans	17	204	(11,978)	(10,369)	(16)	(3,977)
Cost of insurance and administrative expenses	(5,591)	(5,574)	(79,353)	(76,775)	(176,917)	(183,808)
Transfers between subaccounts (including fixed account), net	1,223	4,241	21,732	8,093	(27,441)	(56,219)
Increase (decrease) in net assets from capital transactions	(3,655)	(142,517)	(70,312)	(159,608)	(270,140)	(247,707)
Increase (decrease) in net assets	48,796	(222,999)	389,487	(600,994)	695,493	(2,410,584)
Net assets at beginning of year	347,446	570,445	1,750,077	2,351,071	3,204,499	5,615,083
Net assets at end of year	$396,242	$347,446	$2,139,564	$1,750,077	$3,899,992	$3,204,499

Change in units (note 5):
Units purchased	15,140	15,209	7,463	5,047	3,326	3,240
Units redeemed	(15,321)	(21,914)	(8,996)	(8,498)	(7,111)	(6,725)
Net increase (decrease) in units from capital transactions with policy owners	(181)	(6,705)	(1,533)	(3,451)	(3,785)	(3,485)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Alger Portfolios (continued)		The Prudential Series Fund

Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Period from December 08 to December 31, 2023	Period from January 1 to December 08, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(19,455)	$(23,911)	$(3,431)	$(3,606)	$(26)	$(375)	$(396)	$(279)	$ —
(317,049)	(242,366)	70,683	98,415	5	90,493	9,322	1,730	22,943
670,014	(1,702,759)	(62,883)	53,514	5,157	(62,132)	(53,077)	108,670	(171,873)
—	421,203	—	—	—	—	—	—	—
333,510	(1,547,833)	4,369	148,323	5,136	27,986	(44,151)	110,121	(148,930)

65,210	63,966	14,379	15,757	15	900	915	1,600	—
(911)	(608)	(281)	(406)	—	—	—	—	—
(155,479)	(269,557)	—	(18,337)	—	(2,335)	(15,710)	—	(54,873)
17,412	(4,627)	969	965	—	—	—	—	—
(120,875)	(121,995)	(16,155)	(17,849)	(155)	(1,838)	(2,173)	(6,844)	(3,548)
(30,439)	6,607	(125,497)	56,086	133,761	(133,758)	2,682	96,448	3,460
(225,082)	(326,214)	(126,585)	36,216	133,621	(137,031)	(14,286)	91,204	(54,961)
108,428	(1,874,047)	(122,216)	184,539	138,757	(109,045)	(58,437)	201,325	(203,891)
2,283,504	4,157,551	899,428	714,889	—	109,045	167,482	197,358	401,249
$2,391,932	$2,283,504	$777,212	$899,428	$138,757	$ —	$109,045	$398,683	$197,358

5,368	4,559	31,368	31,305	13,378	16	14	1,211	—
(11,252)	(12,166)	(36,810)	(29,741)	(15)	(1,914)	(250)	(85)	(800)
(5,884)	(7,607)	(5,442)	1,564	13,363	(1,898)	(236)	1,126	(800)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2023

(1)	Description of Entity

Genworth Life & Annuity VL Separate Account 1 (the “Separate Account”) is a separate investment account established on August 21, 1986 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for policy owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to qualified pension or retirement plans. GLAIC uses the Separate Account to support flexible premium single life and joint and last survivor variable life insurance policies, as well as flexible premium variable universal life insurance policies (collectively, the “Policies”) issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each policy. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the policies with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the policies supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the policies, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Policy owners assume the full investment risk for amounts allocated by policyholders to the Separate Account.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

During the years ended December 31, 2023 and 2022, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AB Variable Products Series Fund, Inc. — AB VP Growth and Income Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio — Class B	April 28, 2023
Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Discovery All Cap Growth Fund — Class 2	April 28, 2023
AB Variable Products Series Fund, Inc. — AB Global Thematic Growth Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Sustainable Global Thematic Portfolio — Class B	April 29, 2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. EQV International Equity Fund — Series II shares	April 29, 2022
Columbia Funds Variable Series Trust II — CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	April 29, 2022

During the years ended December 31, 2023 and 2022, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	December 8, 2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Plus Bond Fund — Series I shares	April 29, 2022

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad level listed below:

•	Level 1 — quoted prices in active markets for identical securities;

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2023 and there were no transfers between the levels during 2023.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are six unit classes of subaccounts based on the life policy through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. On May 1, 2008, GLAIC discontinued all new sales of variable life insurance policies, but it continues to service existing blocks of business. Although the policies are no longer available for sale, additional premium payments may still be accepted under the terms of the policies.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Subsequent Events

No material subsequent events have occurred since December 31, 2023 through April 18, 2024, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2023 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B	$226,336	$381,785
AB VPS Large Cap Growth Portfolio — Class B	117,004	76,869
AB VPS Relative Value Portfolio — Class B	1,036,572	1,080,436
AB VPS Small Cap Growth Portfolio — Class B	23,427	53,385
AB VPS Sustainable Global Thematic Portfolio — Class B	23,936	6,483

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	$127,040	$131,458
Invesco V.I. American Franchise Fund — Series II shares	43,832	43,953
Invesco V.I. American Value Fund — Series II shares	193,754	159,093
Invesco V.I. Capital Appreciation Fund — Series I shares	264,116	732,771
Invesco V.I. Capital Appreciation Fund — Series II shares	84,502	109,271
Invesco V.I. Comstock Fund — Series II shares	143,727	492,088
Invesco V.I. Conservative Balanced Fund — Series I shares	641,994	263,234
Invesco V.I. Conservative Balanced Fund — Series II shares	15,636	23,423
Invesco V.I. Core Equity Fund — Series I shares	56,205	51,073
Invesco V.I. Core Plus Bond Fund — Series I shares	515,861	448,788
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	241,341	754,463
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	4,637	13,427
Invesco V.I. EQV International Equity Fund — Series II shares	126,663	92,359
Invesco V.I. Global Fund — Series II shares	1,662,784	1,451,274
Invesco V.I. Global Strategic Income Fund — Series I shares	89,247	111,857
Invesco V.I. Main Street Fund® — Series II shares	169,560	130,864
Invesco V.I. Main Street Small Cap Fund® — Series II shares	271,893	580,093
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	41,778	47,446
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	128,338	120,078
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	35,504	12,174
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	8,711	5,995
BlackRock Basic Value V.I. Fund — Class III Shares	15,705	9,360
BlackRock Global Allocation V.I. Fund — Class III Shares	125,229	136,486
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	18,427	18,562
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	14,286	20,468
Columbia Variable Portfolio — Overseas Core Fund — Class 2	244,174	289,153
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	505,482	481,883
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	99,806	134,869
Federated Hermes High Income Bond Fund II — Service Shares	319,783	290,778
Federated Hermes Kaufmann Fund II — Service Shares	209,171	279,245
Federated Hermes Managed Volatility Fund II — Primary Shares	132,876	100,281

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class	$311,907	$475,868
VIP Asset ManagerSM Portfolio — Service Class 2	11,787	5,551
VIP Balanced Portfolio — Service Class 2	68,276	45,542
VIP Contrafund® Portfolio — Initial Class	1,686,382	2,766,222
VIP Contrafund® Portfolio — Service Class 2	2,058,350	2,676,215
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	452,220	456,959
VIP Equity-Income PortfolioSM — Initial Class	1,020,935	2,337,263
VIP Equity-Income PortfolioSM — Service Class 2	186,903	168,652
VIP Growth & Income Portfolio — Initial Class	387,293	363,411
VIP Growth & Income Portfolio — Service Class 2	100,560	116,258
VIP Growth Opportunities Portfolio — Initial Class	1,099,655	1,314,640
VIP Growth Portfolio — Initial Class	2,135,105	2,760,706
VIP Growth Portfolio — Service Class 2	262,944	281,193
VIP Mid Cap Portfolio — Service Class 2	1,536,617	1,992,776
VIP Overseas Portfolio — Initial Class	762,055	1,081,544
VIP Value Strategies Portfolio — Service Class 2	292,676	274,481
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares	313,194	328,805
Franklin Mutual Shares VIP Fund — Class 2 Shares	128,726	130,913
Templeton Foreign VIP Fund — Class 1 Shares	377,339	471,990
Templeton Global Bond VIP Fund — Class 1 Shares	78,856	155,468
Templeton Growth VIP Fund — Class 2 Shares	31,004	54,666
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	9,188,748	8,122,682
Goldman Sachs Large Cap Value Fund — Institutional Shares	537,987	466,598
Goldman Sachs Mid Cap Value Fund — Institutional Shares	715,218	877,879
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	960,420	1,259,252
Janus Henderson Balanced Portfolio — Service Shares	563,358	754,791
Janus Henderson Enterprise Portfolio — Institutional Shares	1,131,607	1,328,505
Janus Henderson Enterprise Portfolio — Service Shares	130,193	129,015
Janus Henderson Flexible Bond Portfolio — Institutional Shares	399,209	314,331
Janus Henderson Forty Portfolio — Institutional Shares	1,060,060	1,528,147
Janus Henderson Forty Portfolio — Service Shares	121,222	179,123
Janus Henderson Global Research Portfolio — Institutional Shares	416,584	488,722
Janus Henderson Global Research Portfolio — Service Shares	39,111	45,711
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	226,103	159,583
Janus Henderson Overseas Portfolio — Institutional Shares	793,193	989,464
Janus Henderson Overseas Portfolio — Service Shares	119,578	131,361
Janus Henderson Research Portfolio — Institutional Shares	481,846	938,366
Janus Henderson Research Portfolio — Service Shares	7,517	28,149
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II	52,376	35,222
ClearBridge Variable Dividend Strategy Portfolio — Class I	412,409	333,735
ClearBridge Variable Dividend Strategy Portfolio — Class II	3,747	610
ClearBridge Variable Large Cap Value Portfolio — Class I	236,328	210,348

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	$32,402	$10,431
MFS® New Discovery Series — Service Class Shares	226,427	285,333
MFS® Total Return Series — Service Class Shares	284,894	255,303
MFS® Utilities Series — Service Class Shares	565,954	553,096
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	61,032	38,011
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	36,865	18,228
High Yield Portfolio — Administrative Class Shares	254,204	245,518
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	18,905	8,377
Long-Term U.S. Government Portfolio — Administrative Class Shares	634,157	653,568
Low Duration Portfolio — Administrative Class Shares	64,527	86,176
Total Return Portfolio — Administrative Class Shares	1,187,618	1,403,033
Rydex Variable Trust
NASDAQ — 100® Fund	12,886	17,573
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	170,906	248,292
Premier Growth Equity V.I.S. Fund — Class 1 Shares	368,589	529,853
Real Estate Securities V.I.S. Fund — Class 1 Shares	881,775	1,191,207
S&P 500® Index V.I.S. Fund — Class 1 Shares	3,803,251	4,814,317
Small-Cap Equity V.I.S. Fund — Class 1 Shares	891,669	827,039
Total Return V.I.S. Fund — Class 1 Shares	599,375	989,674
Total Return V.I.S. Fund — Class 3 Shares	314,843	310,806
U.S. Equity V.I.S. Fund — Class 1 Shares	527,661	457,260
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	252,990	552,151
Alger Small Cap Growth Portfolio — Class I-2 Shares	206,102	450,484
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	737,165	867,170
PSF PGIM Jennison Blend Portfolio — Class II Shares	133,776	181
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	1,027	138,434
PSF PGIM Jennison Growth Portfolio — Class II Shares	98,057	7,131

(4)	Related Party Transactions

(a) GLAIC

Type I Units (Policy Forms P1096 and P1251)

Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depended upon the initial specified amount. If the initial specified amount was $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) was assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) was assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Policy P1251 assesses a minimum surrender charge of $12.00 per $1,000 of specified amount and a maximum of $60.00 per $1,000 of specified amount if the policy is surrendered during the first 16 years of the policy or 16 years after an increase in specified amount. A surrender charge would also apply if the specified amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1,000 of specified amount and a maximum of $7.50 per $1,000 of specified amount not to exceed $500 is assessed if the policy is surrendered during policy years 1 through 9. Policy P1096 also assesses a fee for increases in specified amount. This fee will never be lower than $1.50 per $1,000 of specified amount and never higher than $300.

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for policy P1251 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $0.20 per $1,000 of specified amount, and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $12 and any charges for additional benefits added by riders to the policy.

Policy P1096 assesses a deferred sales charge during policy years 2 through 10 of 45% of the premiums paid on specified amount (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on specified amount of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. For Policy P1251, there is a net loan charge of 2.0% for non-preferred loans and no charge for preferred loans in all years.

A partial surrender-processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Units (Policy Forms P1250 and P1250CR)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A mortality and expense risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of 0.70% of the average daily net assets of the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, a policy charge of $12 (Policy P1250) in the first policy year ($15 for Policy P1250CR) and $12 per month thereafter, and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each Insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the Insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.63 per $1,000 of specified amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of specified amount.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month (Policy P1250CR). Policies issued on Policy Form P1250 and marketed under the name of Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. Policy P1250 or P1250CR assesses a maximum net loan charge at an annualized rate of 2.0% for non-preferred loans in all policy years. There is no charge for preferred loans in policy years 11 and after for Policy P1250 (there is a maximum charge of 2.0% for preferred loans in policy years 11 and after for Policy P1250CR).

Type III Units (Policy Forms P1258 and P1259)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A mortality and expense risk charge is deducted monthly from the policy assets. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to an effective annual rate of 0.40% of the first $50,000 of the policy’s unloaned assets in the subaccounts (0.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of 0.05% of the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GLAIC does not deduct a mortality and expense risk charge for the policy’s unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured’s gender, issue age, risk class and the year of coverage, the mortality and expense risk charge (discussed above), a policy charge of $10, a maximum monthly expense charge of $0.20 per $1,000 (a maximum of $0.83 per $1,000) of specified amount for the first 10 policy years and the first 10 policy years after an increase in specified amount and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in specified amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the Insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both Insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

GLAIC reserves the right to assess a maximum partial surrender fee of the lesser of $25 or 2%, of the amount surrendered. Currently, this partial surrender processing fee is not assessed.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Certain policy owners may elect to allocate assets to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

A loan charge of 0.15% of the net annualized rate is assessed on all loans taken in policy years 1 through 5 and no charge is assessed in policy years 6 and after. The maximum charge of 0.40% of the net annualized rate in policy years 1 through 10 may be assessed with zero thereafter.

Currently, there is no transfer fee, but GLAIC reserves the right to assess $20 per transfer for any transfer made after the 12th transfer in a calendar year.

Type IV Units (Policy Form P1095)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A premium charge of 8.5% is assessed with each premium payment in which 6.0% is deducted as compensation to GLAIC for sales and distribution expenses and 2.5% is deducted for premium taxes.

A mortality and expense risk charge is deducted daily from the policy owner assets in the subaccounts. This charge is for the mortality and expense risks that GLAIC assumes. This charge is equal to 0.50% of the value of the unloaned assets in the subaccounts.

A loan charge at a net annualized rate of 4.0% is assessed on all loans taken. A cost of insurance charge is deducted monthly. The cost of insurance varies based on the amount of insurance, death benefit option elected, the policy’s cash value, policy duration, as well as the gender, issue age, policy and risk class of the Insured. The minimum cost of insurance charge is equal to $0.09 per $1,000 net amount at risk. The maximum charge is $35.46 per $1,000 of net amount at risk. GLAIC also charges for any benefits added by a rider. A charge equal to the lesser of $25 or 2% of the cash value surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer after the first in a calendar year.

Type V Units (Policy Form P1097)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable life insurance policies, less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax charge equal to an annual rate of 0.20% of the portion of the cash value in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of 0.30% of that portion of the cash value in the Separate Account attributable to each premium payment.

A mortality and expense risk charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.90% of the average daily unloaned net assets in the Separate Account. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of 0.40% of the average daily unloaned net assets in the Separate Account.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the Insured. Currently, the minimum cost of insurance charge is 0.55% of the policy’s cash value in the Separate Account; the maximum cost of insurance charge is $83.33 per $1,000 of specified amount.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

There will be a surrender charge if the policy is surrendered within 10 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first 4 years of the premium payment and then declines by 1% each year thereafter until reaching no charge after year 10.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

There is a net loan charge assessed for loans taken under the policy. If assessed, the charge is assessed monthly until the loan is repaid in full. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans; however, GLAIC reserves the right to assess a charge of 2.0% on preferred loans.

Type VI Units (Policy Forms P1254 and P1255)

Net premiums transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GLAIC deducts a monthly premium tax recovery charge equal to an annualized rate of 0.20% of the portion of the assets in the Separate Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of 0.30% of that portion of the assets in the Separate Account attributable to each premium payment.

A mortality and expense risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of 0.70% of the average daily unloaned net assets during the first 10 policy years and an annualized rate of 0.35% thereafter. This charge is for the mortality and expense risks that GLAIC assumes. In addition, an administrative expense is deducted monthly from the policy value. Currently, the minimum administration expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of 0.40% of the amount of account value at the time the charge is assessed.

A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is 0.05% of the account value (maximum of $83.33 per $1,000 of net amount at risk). For a joint and last survivor policy, the current effective annual rate of the charge is 0.03% of the account value (maximum of $83.33 per $1,000 of net amount at risk).

There will be a surrender charge if the policy is surrendered within 7 years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% of the initial premium payment and decreases to zero in year 7.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GLAIC has reserved the right to assess a $10 transfer charge for each transfer.

There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1
Notes to Financial Statements — Continued

December 31, 2023

GLAIC also assesses a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

Nature of Charges Assessed

The mortality and expense risk and administrative charges that are deducted daily from the applicable policy types listed above are assessed through a reduction in unit values. The cost of insurance, surrender charges, monthly or annual administrative charges and monthly deduction of mortality and risk charges, are assessed through the redemption of units.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the policies for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2023 and 2022 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLAIC’s variable life insurance products have unique combinations of features and fees that are assessed to the policy owner. Differences in fee structures result in a variety of policy expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2023, 2022, 2021, 2020, and 2019 follows. This information is presented as a range of based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest policy expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual policy amounts may not be within the ranges presented due to the timing of the introduction of new funds.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B
2023	0.00% to 0.70%	50,731	15.56 to 13.60	739	0.66%	14.83% to 14.03%
2022	0.00% to 0.70%	62,300	13.55 to 11.93	785	4.10%	(13.79)% to (14.40)%
2021	0.00% to 0.70%	65,277	15.72 to 13.94	961	1.71%	10.85% to 10.08%
2020	0.00% to 0.70%	65,608	14.18 to 12.66	876	1.32%	2.21% to 1.49%
2019	0.00% to 0.70%	67,715	13.87 to 12.47	891	0.83%	16.79% to 15.97%
AB VPS Large Cap Growth Portfolio — Class B
2023	0.00% to 0.70%	23,877	72.89 to 39.44	1,017	0.00%	34.79% to 33.85%
2022	0.00% to 0.70%	24,471	54.07 to 29.46	776	0.00%	(28.69)% to (29.19)%
2021	0.00% to 0.70%	26,390	75.83 to 41.61	1,188	0.00%	28.65% to 27.75%
2020	0.00% to 0.70%	29,959	58.94 to 32.57	1,069	0.00%	35.15% to 34.20%
2019	0.00% to 0.70%	32,675	43.61 to 24.27	862	0.00%	34.36% to 33.42%
AB VPS Relative Value Portfolio — Class B
2023	0.00% to 1.30%	111,864	50.53 to 43.35	5,094	1.27%	11.72% to 10.28%
2022	0.00% to 1.30%	123,460	45.23 to 39.31	5,049	1.11%	(4.42)% to (5.66)%
2021	0.00% to 1.30%	132,538	47.32 to 41.67	5,685	0.64%	27.84% to 26.18%
2020	0.00% to 1.30%	139,472	37.02 to 33.02	4,695	1.28%	2.47% to 1.14%
2019	0.00% to 1.30%	147,011	36.12 to 32.65	4,833	1.02%	23.61% to 22.01%
AB VPS Small Cap Growth Portfolio — Class B
2023	0.00% to 0.70%	6,909	50.07 to 38.11	281	0.00%	17.73% to 16.90%
2022	0.00% to 0.70%	7,725	42.53 to 32.60	267	0.00%	(39.26)% to (39.69)%
2021	0.00% to 0.70%	8,159	70.03 to 54.05	466	0.00%	9.20% to 8.44%
2020	0.00% to 0.70%	9,323	84.86 to 49.85	496	0.00%	53.64% to 52.56%
2019	0.00% to 0.70%	10,536	55.24 to 32.67	370	0.00%	36.01% to 35.05%
AB VPS Sustainable Global Thematic Portfolio — Class B
2023	0.00% to 0.70%	7,263	46.75 to 40.43	310	0.03%	15.70% to 14.90%
2022	0.00% to 0.70%	7,246	40.40 to 35.19	269	0.00%	(27.17)% to (27.68)%
2021	0.00% to 0.70%	7,004	55.47 to 48.65	359	0.00%	22.57% to 21.71%
2020	0.00% to 0.70%	7,003	45.26 to 39.97	294	0.45%	39.08% to 38.11%
2019	0.00% to 0.70%	9,147	32.54 to 28.94	281	0.15%	29.78% to 28.87%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2023	0.00% to 0.70%	31,434	41.31 to 38.05	1,217	0.00%	40.93% to 39.94%
2022	0.00% to 0.70%	32,699	29.31 to 27.19	903	0.00%	(31.11)% to (31.59)%
2021	0.00% to 0.70%	34,667	42.55 to 39.75	1,400	0.00%	11.93% to 11.14%
2020	0.00% to 0.70%	37,048	38.01 to 35.77	1,345	0.07%	42.35% to 41.36%
2019	0.00% to 0.70%	42,402	26.70 to 25.30	1,090	0.00%	36.76% to 35.80%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. American Franchise Fund — Series II shares
2023	0.00% to 0.70%	5,534	56.55 to 48.56	298	0.00%	40.60% to 39.62%
2022	0.00% to 0.70%	5,618	40.22 to 34.78	219	0.00%	(31.30)% to (31.78)%
2021	0.00% to 0.70%	6,669	58.54 to 50.98	374	0.00%	11.65% to 10.87%
2020	0.00% to 0.70%	8,446	52.43 to 45.99	428	0.00%	42.00% to 41.00%
2019	0.00% to 0.70%	9,277	36.93 to 32.61	331	0.00%	36.43% to 35.47%
Invesco V.I. American Value Fund — Series II shares
2023	0.00% to 0.70%	45,039	11.87 to 11.65	531	0.36%	15.29% to 14.49%
2022	0.00% to 0.70%	51,536	10.29 to 10.17	529	0.45%	(2.86)% to (3.54)%
2021 (4)	0.00% to 0.70%	59,789	10.60 to 10.55	633	0.23%	5.98% to 5.48%
Invesco V.I. Capital Appreciation Fund — Series I shares
2023	0.70% to 1.30%	22,131	268.61 to 166.01	5,144	0.00%	34.43% to 33.63%
2022	0.70% to 1.30%	24,379	199.81 to 124.23	4,205	0.00%	(31.27)% to (31.68)%
2021	0.70% to 1.30%	29,093	290.70 to 181.84	7,080	0.00%	21.71% to 20.98%
2020	0.70% to 1.30%	31,683	238.85 to 150.30	6,422	0.00%	35.63% to 34.81%
2019	0.70% to 1.30%	33,744	176.10 to 111.49	5,093	0.06%	35.24% to 34.43%
Invesco V.I. Capital Appreciation Fund — Series II shares
2023	0.00% to 0.70%	10,686	61.61 to 53.28	617	0.00%	35.03% to 34.09%
2022	0.00% to 0.70%	11,092	45.63 to 39.74	477	0.00%	(30.96)% to (31.45)%
2021	0.00% to 0.70%	12,324	66.09 to 57.96	771	0.00%	22.28% to 21.42%
2020	0.00% to 0.70%	13,206	54.05 to 47.73	679	0.00%	36.24% to 35.28%
2019	0.00% to 0.70%	13,600	39.67 to 35.29	515	0.00%	35.85% to 34.90%
Invesco V.I. Comstock Fund — Series II shares
2023	0.00% to 0.70%	16,355	50.86 to 43.67	791	1.38%	12.09% to 11.31%
2022	0.00% to 0.70%	27,183	45.37 to 39.23	1,147	1.38%	0.85% to 0.14%
2021	0.00% to 0.70%	29,994	44.99 to 39.18	1,266	1.51%	33.04% to 32.11%
2020	0.00% to 0.70%	38,299	33.82 to 29.66	1,232	2.16%	(1.09)% to (1.78)%
2019	0.00% to 0.70%	43,768	34.19 to 30.19	1,435	1.67%	24.94% to 24.07%
Invesco V.I. Conservative Balanced Fund — Series I shares
2023	0.70% to 1.30%	30,083	78.01 to 58.90	1,937	2.03%	11.82% to 11.15%
2022	0.70% to 1.30%	23,317	69.76 to 53.00	1,394	1.40%	(17.44)% to (17.93)%
2021	0.70% to 1.30%	24,529	84.50 to 64.57	1,782	1.48%	9.86% to 9.20%
2020	0.70% to 1.30%	25,907	76.91 to 59.13	1,712	2.10%	14.05% to 13.36%
2019	0.70% to 1.30%	30,737	67.44 to 52.16	1,785	2.23%	16.69% to 15.99%
Invesco V.I. Conservative Balanced Fund — Series II shares
2023	0.00% to 0.70%	12,036	20.90 to 18.20	248	1.72%	12.31% to 11.52%
2022	0.00% to 0.70%	12,702	18.61 to 16.32	232	1.17%	(17.02)% to (17.60)%
2021	0.00% to 0.70%	12,916	22.43 to 19.81	286	1.25%	10.30% to 9.53%
2020	0.00% to 0.70%	14,266	20.33 to 18.08	286	1.78%	14.59% to 13.78%
2019	0.00% to 0.70%	13,912	17.74 to 15.89	246	2.00%	17.22% to 16.40%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Core Equity Fund — Series I shares
2023	0.00% to 0.70%	35,688	36.11 to 31.89	1,206	0.75%	23.36% to 22.50%
2022	0.00% to 0.70%	36,581	29.27 to 26.03	1,005	0.91%	(20.55)% to (21.10)%
2021	0.00% to 0.70%	40,634	36.84 to 32.99	1,410	0.68%	27.74% to 26.85%
2020	0.00% to 0.70%	40,814	28.84 to 26.01	1,113	0.20%	13.85% to 13.05%
2019	0.00% to 0.70%	42,706	25.33 to 23.01	1,029	0.96%	28.96% to 28.06%
Invesco V.I. Core Plus Bond Fund — Series I shares
2023	0.70% to 1.30%	130,630	9.99 to 9.89	1,300	2.75%	5.40% to 4.77%
2022 (5)	0.70% to 1.30%	125,975	9.48 to 9.44	1,192	0.86%	(5.24)% to (5.63)%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2023	0.70% to 1.30%	30,079	199.99 to 139.63	5,311	0.00%	12.36% to 11.69%
2022	0.70% to 1.30%	33,061	177.99 to 125.02	5,188	0.00%	(31.46)% to (31.88)%
2021	0.70% to 1.30%	35,050	259.71 to 183.52	8,032	0.00%	18.27% to 17.55%
2020	0.70% to 1.30%	39,476	219.60 to 156.11	7,652	0.04%	39.70% to 38.86%
2019	0.70% to 1.30%	41,864	157.19 to 112.42	5,827	0.00%	38.39% to 37.56%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2023	0.00% to 0.70%	3,647	59.44 to 51.41	205	0.00%	12.85% to 12.06%
2022	0.00% to 0.70%	3,821	52.67 to 45.87	191	0.00%	(31.13)% to (31.61)%
2021	0.00% to 0.70%	4,071	76.48 to 67.08	295	0.00%	18.79% to 17.96%
2020	0.00% to 0.70%	4,169	64.38 to 56.86	256	0.00%	40.24% to 39.26%
2019	0.00% to 0.70%	4,349	45.91 to 40.83	190	0.00%	39.01% to 38.04%
Invesco V.I. EQV International Equity Fund — Series II shares
2023	0.00% to 0.70%	26,198	31.43 to 27.47	792	0.00%	17.87% to 17.04%
2022	0.00% to 0.70%	24,963	26.66 to 23.47	640	1.44%	(18.50)% to (19.07)%
2021	0.00% to 0.70%	24,911	32.72 to 29.01	786	0.99%	5.61% to 4.87%
2020	0.00% to 0.70%	28,405	30.98 to 27.66	844	1.01%	13.74% to 12.94%
2019	0.00% to 0.70%	29,476	27.24 to 24.49	771	1.30%	28.24% to 27.34%
Invesco V.I. Global Fund — Series II shares
2023	0.00% to 0.70%	78,329	58.40 to 40.06	3,446	0.00%	34.45% to 33.51%
2022	0.00% to 0.70%	82,438	43.44 to 30.01	2,704	0.00%	(31.94)% to (32.41)%
2021	0.00% to 0.70%	89,698	63.82 to 44.40	4,348	0.00%	15.17% to 14.36%
2020	0.00% to 0.70%	109,016	55.41 to 38.82	4,693	0.57%	27.34% to 26.44%
2019	0.00% to 0.70%	111,285	43.52 to 30.70	3,780	0.64%	31.45% to 30.53%
Invesco V.I. Global Strategic Income Fund — Series I shares
2023	0.70% to 1.30%	73,652	10.91 to 10.20	794	0.00%	8.12% to 7.48%
2022	0.70% to 1.30%	75,305	10.09 to 9.49	751	0.00%	(12.08)% to (12.61)%
2021	0.70% to 1.30%	76,043	11.47 to 10.86	863	4.70%	(4.09)% to (4.67)%
2020	0.70% to 1.30%	77,244	11.96 to 11.39	914	5.70%	2.67% to 2.06%
2019	0.70% to 1.30%	78,136	11.65 to 11.16	902	3.75%	10.03% to 9.37%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Main Street Fund® — Series II shares
2023	0.00% to 0.70%	46,596	51.72 to 34.15	1,790	0.50%	22.83% to 21.97%
2022	0.00% to 0.70%	49,183	42.11 to 28.00	1,540	1.10%	(20.31)% to (20.87)%
2021	0.00% to 0.70%	55,230	52.84 to 35.38	2,192	0.52%	27.23% to 26.34%
2020	0.00% to 0.70%	58,561	41.53 to 28.00	1,836	0.34%	13.69% to 12.90%
2019	0.00% to 0.70%	63,950	36.53 to 24.81	1,783	0.82%	31.74% to 30.82%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2023	0.00% to 0.70%	13,257	79.21 to 68.50	1,000	0.83%	17.82% to 17.00%
2022	0.00% to 0.70%	18,308	67.23 to 58.55	1,157	0.25%	(16.04)% to (16.63)%
2021	0.00% to 0.70%	19,372	80.08 to 70.23	1,460	0.18%	22.26% to 21.41%
2020	0.00% to 0.70%	20,272	65.50 to 57.85	1,252	0.37%	19.64% to 18.80%
2019	0.00% to 0.70%	21,459	54.75 to 48.69	1,118	0.00%	26.13% to 25.25%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2023	0.00% to 0.70%	3,949	54.40 to 49.49	214	0.00%	33.17% to 32.24%
2022	0.00% to 0.70%	4,551	40.85 to 37.42	185	0.00%	(37.20)% to (37.64)%
2021	0.00% to 0.70%	4,585	65.04 to 60.01	297	0.00%	14.97% to 14.17%
2020	0.00% to 0.70%	5,267	56.57 to 52.56	295	0.00%	43.18% to 42.18%
2019	0.00% to 0.70%	5,526	39.51 to 36.97	216	0.00%	37.04% to 36.09%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2023	0.00% to 0.70%	11,902	16.92 to 14.83	197	3.33%	3.40% to 2.68%
2022	0.00% to 0.70%	11,769	16.36 to 14.45	188	5.54%	(13.08)% to (13.68)%
2021	0.00% to 0.70%	30,163	18.82 to 16.74	562	3.15%	6.27% to 5.52%
2020	0.00% to 0.70%	30,154	17.71 to 15.86	529	1.19%	9.55% to 8.79%
2019	0.00% to 0.70%	30,333	16.17 to 14.58	485	2.31%	8.90% to 8.14%
BNY Mellon
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2023	0.00% to 0.70%	5,998	50.43 to 27.53	178	0.70%	23.82% to 22.96%
2022	0.00% to 0.70%	5,785	40.72 to 22.39	140	0.51%	(22.87)% to (23.41)%
2021	0.00% to 0.70%	6,159	52.80 to 29.23	194	0.74%	27.00% to 26.11%
2020	0.00% to 0.70%	6,128	41.58 to 23.18	153	1.09%	24.14% to 23.27%
2019	0.00% to 0.70%	6,685	33.49 to 18.80	134	1.42%	34.36% to 33.42%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2023	0.00% to 0.70%	3,964	47.22 to 41.13	180	1.99%	18.63% to 17.80%
2022	0.00% to 0.70%	3,965	39.81 to 34.91	152	1.58%	(16.68)% to (17.26)%
2021	0.00% to 0.70%	4,804	47.78 to 42.19	219	1.15%	13.35% to 12.56%
2020	0.00% to 0.70%	4,815	42.15 to 37.49	194	1.51%	19.66% to 18.82%
2019	0.00% to 0.70%	4,957	35.23 to 31.55	167	2.06%	28.65% to 27.75%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Basic Value V.I. Fund — Class III Shares
2023	0.00% to 0.70%	5,806	40.35 to 35.14	223	1.56%	16.24% to 15.43%
2022	0.00% to 0.70%	5,956	34.71 to 30.45	197	1.18%	(5.12)% to (5.79)%
2021	0.00% to 0.70%	6,100	36.59 to 32.32	213	0.96%	21.34% to 20.49%
2020	0.00% to 0.70%	7,698	30.16 to 26.82	219	0.81%	3.13% to 2.41%
2019	0.00% to 0.70%	7,958	29.24 to 26.19	221	2.21%	23.53% to 22.67%
BlackRock Global Allocation V.I. Fund — Class III Shares
2023	0.00% to 0.70%	28,793	30.86 to 27.06	848	2.54%	12.49% to 11.70%
2022	0.00% to 0.70%	29,827	27.43 to 24.23	784	0.00%	(16.07)% to (16.66)%
2021	0.00% to 0.70%	30,798	32.68 to 29.07	964	0.82%	6.42% to 5.67%
2020	0.00% to 0.70%	30,806	30.71 to 27.51	908	1.22%	20.71% to 19.86%
2019	0.00% to 0.70%	32,105	25.45 to 22.95	785	1.22%	17.75% to 16.93%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2023	0.00% to 0.70%	10,952	66.46 to 57.88	711	0.00%	52.47% to 51.41%
2022	0.00% to 0.70%	11,166	43.59 to 38.23	476	0.00%	(38.25)% to (38.68)%
2021	0.00% to 0.70%	10,889	70.59 to 62.35	751	0.00%	17.78% to 16.96%
2020	0.00% to 0.70%	11,116	59.93 to 53.31	652	0.00%	43.43% to 42.42%
2019	0.00% to 0.70%	12,531	41.79 to 37.43	510	0.00%	32.33% to 31.41%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2023	0.00% to 0.70%	40,361	28.37 to 26.88	1,126	0.00%	39.54% to 38.56%
2022	0.00% to 0.70%	40,555	20.33 to 19.40	812	0.00%	(28.00)% to (28.51)%
2021	0.00% to 0.70%	45,078	28.24 to 27.14	1,259	0.00%	18.57% to 17.74%
2020	0.00% to 0.70%	52,386	23.82 to 23.05	1,237	0.00%	31.93% to 31.01%
2019	0.00% to 0.70%	63,773	18.05 to 17.59	1,145	0.00%	31.75% to 30.83%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2023	0.00% to 0.70%	34,775	15.22 to 14.42	519	1.71%	15.32% to 14.52%
2022	0.00% to 0.70%	38,610	13.20 to 12.59	501	0.76%	(14.90)% to (15.50)%
2021	0.00% to 0.70%	39,709	15.51 to 14.90	607	1.09%	9.74% to 8.98%
2020	0.00% to 0.70%	43,656	14.13 to 13.67	610	1.44%	8.83% to 8.06%
2019	0.00% to 0.70%	58,551	12.98 to 12.65	756	1.78%	25.15% to 24.27%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2023	0.00% to 0.70%	25,895	21.10 to 18.25	518	8.19%	11.21% to 10.44%
2022	0.00% to 0.70%	26,459	18.98 to 16.53	479	4.61%	(2.73)% to (3.41)%
2021	0.00% to 0.70%	34,413	19.51 to 17.11	656	2.90%	3.63% to 2.90%
2020	0.00% to 0.70%	35,673	18.83 to 16.63	657	3.35%	2.00% to 1.28%
2019	0.00% to 0.70%	84,313	18.46 to 16.42	1,444	4.30%	7.08% to 6.33%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2023	0.70% to 1.30%	7,632	49.98 to 41.97	360	6.07%	11.93% to 11.26%
2022	0.70% to 1.30%	8,789	44.65 to 37.72	374	5.59%	(12.40)% to (12.92)%
2021	0.70% to 1.30%	9,163	50.97 to 43.32	445	4.84%	4.11% to 3.49%
2020	0.70% to 1.30%	10,854	48.95 to 41.86	509	5.95%	4.85% to 4.22%
2019	0.70% to 1.30%	12,277	46.69 to 40.16	551	6.33%	13.74% to 13.06%
Federated Hermes High Income Bond Fund II — Service Shares
2023	0.00% to 0.70%	24,539	37.84 to 30.64	853	5.54%	12.47% to 11.68%
2022	0.00% to 0.70%	24,976	33.65 to 27.44	773	5.37%	(11.92)% to (12.54)%
2021	0.00% to 0.70%	25,916	38.20 to 31.37	912	4.62%	4.44% to 3.71%
2020	0.00% to 0.70%	25,871	36.57 to 30.24	874	5.87%	5.46% to 4.72%
2019	0.00% to 0.70%	26,930	34.68 to 28.88	864	6.06%	14.13% to 13.33%
Federated Hermes Kaufmann Fund II — Service Shares
2023	0.00% to 0.70%	14,260	65.91 to 57.00	897	0.00%	14.86% to 14.06%
2022	0.00% to 0.70%	15,492	57.38 to 49.97	851	0.00%	(30.26)% to (30.75)%
2021	0.00% to 0.70%	19,378	82.28 to 72.16	1,527	0.00%	2.26% to 1.55%
2020	0.00% to 0.70%	21,520	80.46 to 71.06	1,665	0.00%	28.48% to 27.58%
2019	0.00% to 0.70%	21,586	62.62 to 55.70	1,302	0.00%	33.52% to 32.59%
Federated Hermes Managed Volatility Fund II — Primary Shares
2023	0.70% to 1.30%	14,136	41.81 to 35.11	564	1.75%	7.92% to 7.28%
2022	0.70% to 1.30%	13,466	38.74 to 32.73	496	1.90%	(14.36)% to (14.87)%
2021	0.70% to 1.30%	14,898	45.24 to 38.44	641	1.95%	17.68% to 16.98%
2020	0.70% to 1.30%	18,056	38.44 to 32.87	651	2.63%	0.22% to (0.38)%
2019	0.70% to 1.30%	23,505	38.35 to 32.99	844	2.05%	19.39% to 18.67%
Fidelity® Variable Insurance Products Fund
VIP Asset Manager SM Portfolio — Initial Class
2023	0.70% to 1.30%	58,950	82.58 to 67.18	4,420	2.31%	12.16% to 11.48%
2022	0.70% to 1.30%	62,740	73.63 to 60.26	4,203	2.07%	(15.53)% to (16.04)%
2021	0.70% to 1.30%	64,392	87.17 to 71.77	5,127	1.63%	9.15% to 8.49%
2020	0.70% to 1.30%	66,820	79.86 to 66.15	4,880	1.49%	14.06% to 13.38%
2019	0.70% to 1.30%	72,011	70.01 to 58.35	4,610	1.76%	17.42% to 16.72%
VIP Asset Manager SM Portfolio — Service Class 2
2023	0.00% to 0.70%	4,394	29.02 to 25.28	115	2.26%	12.65% to 11.87%
2022	0.00% to 0.70%	4,255	25.76 to 22.59	100	1.95%	(15.15)% to (15.74)%
2021	0.00% to 0.70%	4,098	30.36 to 26.82	114	1.30%	9.68% to 8.91%
2020	0.00% to 0.70%	4,534	27.68 to 24.62	117	1.28%	14.54% to 13.73%
2019	0.00% to 0.70%	4,567	24.17 to 21.65	103	1.67%	18.01% to 17.19%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Balanced Portfolio — Service Class 2
2023	0.00% to 0.70%	18,956	37.61 to 33.22	685	1.56%	21.23% to 20.39%
2022	0.00% to 0.70%	19,224	31.02 to 27.59	574	1.06%	(18.19)% to (18.76)%
2021	0.00% to 0.70%	19,823	37.92 to 33.96	726	0.68%	17.99% to 17.17%
2020	0.00% to 0.70%	23,308	32.14 to 28.99	729	1.26%	22.13% to 21.27%
2019	0.00% to 0.70%	25,377	26.31 to 23.90	653	1.55%	24.11% to 23.25%
VIP Contrafund® Portfolio — Initial Class
2023	0.70% to 1.30%	102,052	193.14 to 162.19	18,037	0.48%	32.52% to 31.73%
2022	0.70% to 1.30%	112,078	145.75 to 123.12	15,009	0.49%	(26.83)% to (27.27)%
2021	0.70% to 1.30%	122,032	199.18 to 169.28	22,420	0.06%	26.94% to 26.18%
2020	0.70% to 1.30%	132,602	156.91 to 134.16	19,220	0.25%	29.65% to 28.87%
2019	0.70% to 1.30%	139,783	121.03 to 104.10	15,673	0.46%	30.66% to 29.87%
VIP Contrafund® Portfolio — Service Class 2
2023	0.00% to 0.70%	110,758	81.67 to 55.44	6,815	0.26%	33.12% to 32.19%
2022	0.00% to 0.70%	127,821	61.36 to 41.94	5,884	0.25%	(26.49)% to (27.00)%
2021	0.00% to 0.70%	140,392	83.46 to 57.45	8,910	0.03%	27.51% to 26.62%
2020	0.00% to 0.70%	148,706	65.46 to 45.37	7,413	0.09%	30.23% to 29.32%
2019	0.00% to 0.70%	152,412	50.26 to 35.09	5,871	0.22%	31.27% to 30.36%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2023	0.00% to 0.70%	4,425	80.57 to 69.68	312	0.12%	28.72% to 27.83%
2022	0.00% to 0.70%	4,695	62.59 to 54.51	259	0.11%	(21.05)% to (21.60)%
2021	0.00% to 0.70%	4,541	79.28 to 69.53	319	0.12%	24.27% to 23.40%
2020	0.00% to 0.70%	4,769	63.80 to 56.35	271	0.05%	33.34% to 32.41%
2019	0.00% to 0.70%	4,556	47.84 to 42.55	201	0.39%	29.82% to 28.91%
VIP Equity-Income Portfolio SM — Initial Class
2023	0.70% to 1.30%	54,070	190.09 to 132.31	8,895	1.84%	9.88% to 9.22%
2022	0.70% to 1.30%	66,487	173.00 to 121.14	9,731	1.85%	(5.62)% to (6.19)%
2021	0.70% to 1.30%	72,435	183.31 to 129.14	11,253	1.86%	24.02% to 23.28%
2020	0.70% to 1.30%	79,817	147.81 to 104.75	10,068	1.78%	5.95% to 5.31%
2019	0.70% to 1.30%	90,772	139.51 to 99.47	10,772	1.99%	26.55% to 25.79%
VIP Equity-Income Portfolio SM — Service Class 2
2023	0.00% to 0.70%	56,777	46.12 to 36.70	2,276	1.77%	10.38% to 9.61%
2022	0.00% to 0.70%	59,026	41.79 to 33.48	2,147	1.70%	(5.25)% to (5.91)%
2021	0.00% to 0.70%	64,392	44.10 to 35.59	2,491	1.65%	24.60% to 23.73%
2020	0.00% to 0.70%	70,537	35.39 to 28.76	2,208	2.07%	6.44% to 5.69%
2019	0.00% to 0.70%	78,147	33.25 to 27.21	2,310	1.79%	27.11% to 26.22%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth & Income Portfolio — Initial Class
2023	0.70% to 1.30%	29,071	69.96 to 59.57	1,981	1.68%	17.89% to 17.18%
2022	0.70% to 1.30%	30,080	59.34 to 50.84	1,739	1.62%	(5.61)% to (6.18)%
2021	0.70% to 1.30%	30,028	62.87 to 54.19	1,863	2.37%	25.07% to 24.32%
2020	0.70% to 1.30%	31,927	50.27 to 43.59	1,584	2.06%	7.09% to 6.45%
2019	0.70% to 1.30%	35,354	46.94 to 40.95	1,629	3.58%	29.14% to 28.37%
VIP Growth & Income Portfolio — Service Class 2
2023	0.00% to 0.70%	33,749	54.35 to 37.82	1,454	1.47%	18.37% to 17.54%
2022	0.00% to 0.70%	35,903	45.91 to 32.18	1,312	1.38%	(5.17)% to (5.84)%
2021	0.00% to 0.70%	40,699	48.42 to 34.17	1,582	2.25%	25.64% to 24.76%
2020	0.00% to 0.70%	40,607	38.54 to 27.39	1,254	1.95%	7.59% to 6.84%
2019	0.00% to 0.70%	45,710	35.82 to 25.64	1,323	3.47%	29.68% to 28.77%
VIP Growth Opportunities Portfolio — Initial Class
2023	0.70% to 1.30%	15,881	86.05 to 73.28	1,328	0.00%	44.63% to 43.77%
2022	0.70% to 1.30%	18,746	59.50 to 50.97	1,089	0.00%	(38.58)% to (38.95)%
2021	0.70% to 1.30%	23,957	96.87 to 83.49	2,215	0.00%	11.16% to 10.49%
2020	0.70% to 1.30%	24,509	87.15 to 75.56	2,044	0.01%	67.47% to 66.47%
2019	0.70% to 1.30%	24,497	52.04 to 45.39	1,233	0.15%	39.85% to 39.01%
VIP Growth Portfolio — Initial Class
2023	0.70% to 1.30%	59,216	363.07 to 242.34	18,128	0.13%	35.29% to 34.48%
2022	0.70% to 1.30%	63,805	268.37 to 180.21	14,534	0.62%	(24.98)% to (25.43)%
2021	0.70% to 1.30%	69,665	357.75 to 241.68	21,182	0.00%	22.35% to 21.62%
2020	0.70% to 1.30%	74,178	292.39 to 198.72	18,501	0.08%	42.88% to 42.02%
2019	0.70% to 1.30%	86,801	204.64 to 139.92	14,977	0.26%	33.37% to 32.57%
VIP Growth Portfolio — Service Class 2
2023	0.00% to 0.70%	83,416	72.09 to 41.77	3,792	0.00%	35.89% to 34.94%
2022	0.00% to 0.70%	87,706	53.05 to 30.95	2,953	0.35%	(24.64)% to (25.17)%
2021	0.00% to 0.70%	91,593	70.40 to 41.36	4,111	0.00%	22.90% to 22.04%
2020	0.00% to 0.70%	94,748	57.28 to 33.89	3,473	0.05%	43.55% to 42.54%
2019	0.00% to 0.70%	146,460	39.91 to 23.78	3,667	0.05%	33.98% to 33.04%
VIP Mid Cap Portfolio — Service Class 2
2023	0.00% to 1.30%	71,876	77.40 to 65.70	4,845	0.38%	14.80% to 13.32%
2022	0.00% to 1.30%	81,588	67.42 to 57.97	4,800	0.26%	(14.97)% to (16.07)%
2021	0.00% to 1.30%	89,286	79.28 to 69.07	6,243	0.36%	25.31% to 23.68%
2020	0.00% to 1.30%	94,275	63.27 to 55.85	5,293	0.36%	17.87% to 16.34%
2019	0.00% to 1.30%	102,535	53.68 to 48.01	4,938	0.67%	23.17% to 21.58%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Overseas Portfolio — Initial Class
2023	0.70% to 1.30%	42,295	74.55 to 49.67	2,741	1.02%	19.67% to 18.95%
2022	0.70% to 1.30%	48,256	62.30 to 41.76	2,596	1.07%	(25.01)% to (25.46)%
2021	0.70% to 1.30%	50,466	83.08 to 56.03	3,619	0.52%	18.86% to 18.15%
2020	0.70% to 1.30%	52,936	69.89 to 47.42	3,198	0.44%	14.80% to 14.11%
2019	0.70% to 1.30%	58,115	60.88 to 41.56	3,010	1.75%	26.87% to 26.11%
VIP Value Strategies Portfolio — Service Class 2
2023	0.00% to 0.70%	13,289	49.60 to 43.20	647	0.94%	20.61% to 19.77%
2022	0.00% to 0.70%	13,643	41.12 to 36.07	548	0.89%	(7.35)% to (8.00)%
2021	0.00% to 0.70%	13,199	44.39 to 39.20	574	1.29%	33.34% to 32.41%
2020	0.00% to 0.70%	13,955	33.29 to 29.61	453	1.05%	8.02% to 7.26%
2019	0.00% to 0.70%	13,960	30.82 to 27.60	421	1.42%	34.10% to 33.16%
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2 Shares
2023	0.00% to 0.70%	28,390	29.68 to 26.03	831	5.10%	8.62% to 7.86%
2022	0.00% to 0.70%	32,177	27.33 to 24.14	869	4.85%	(5.47)% to (6.13)%
2021	0.00% to 0.70%	46,778	28.91 to 25.71	1,342	4.65%	16.75% to 15.94%
2020	0.00% to 0.70%	52,265	24.76 to 22.18	1,286	5.89%	0.69% to (0.01)%
2019	0.00% to 0.70%	58,535	24.59 to 22.18	1,428	5.24%	16.06% to 15.25%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2023	0.00% to 0.70%	14,326	24.74 to 21.85	343	1.87%	13.46% to 12.67%
2022	0.00% to 0.70%	15,879	21.80 to 19.39	337	1.78%	(7.43)% to (8.08)%
2021	0.00% to 0.70%	18,670	23.55 to 21.09	430	2.76%	19.17% to 18.33%
2020	0.00% to 0.70%	21,904	19.76 to 17.83	425	2.88%	(5.04)% to (5.71)%
2019	0.00% to 0.70%	22,177	20.81 to 18.91	454	1.75%	22.57% to 21.71%
Templeton Foreign VIP Fund — Class 1 Shares
2023	0.70% to 1.30%	28,702	18.96 to 16.91	525	3.39%	20.25% to 19.53%
2022	0.70% to 1.30%	35,023	15.77 to 14.14	536	3.44%	(8.03)% to (8.58)%
2021	0.70% to 1.30%	32,543	17.15 to 15.47	547	2.03%	3.70% to 3.08%
2020	0.70% to 1.30%	36,223	16.53 to 15.01	587	3.60%	(1.61)% to (2.20)%
2019	0.70% to 1.30%	39,442	16.81 to 15.35	646	1.95%	12.05% to 11.37%
Templeton Global Bond VIP Fund — Class 1 Shares
2023	0.70% to 1.30%	54,719	17.64 to 15.73	890	0.00%	2.47% to 1.86%
2022	0.70% to 1.30%	58,990	17.21 to 15.44	941	0.00%	(5.51)% to (6.08)%
2021	0.70% to 1.30%	50,127	18.22 to 16.44	860	0.00%	(5.29)% to (5.86)%
2020	0.70% to 1.30%	58,111	19.24 to 17.46	1,057	8.41%	(5.74)% to (6.31)%
2019	0.70% to 1.30%	56,658	20.41 to 18.64	1,096	6.94%	1.54% to 0.93%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Growth VIP Fund — Class 2 Shares
2023	0.00% to 0.70%	6,228	18.80 to 16.60	115	3.39%	21.01% to 20.16%
2022	0.00% to 0.70%	7,852	15.54 to 13.82	120	0.15%	(11.50)% to (12.12)%
2021	0.00% to 0.70%	9,478	17.56 to 15.72	165	1.11%	4.87% to 4.14%
2020	0.00% to 0.70%	11,217	16.74 to 15.10	186	3.03%	5.80% to 5.06%
2019	0.00% to 0.70%	12,113	15.82 to 14.37	189	2.44%	15.15% to 14.35%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2023	0.00% to 1.30%	923,181	11.07 to 9.54	9,387	4.69%	4.79% to 3.43%
2022	0.00% to 1.30%	849,775	10.57 to 9.22	8,308	1.36%	1.37% to 0.06%
2021	0.00% to 1.30%	865,690	10.42 to 9.22	8,441	0.01%	0.01% to (1.29)%
2020	0.00% to 1.30%	943,593	10.42 to 9.34	9,293	0.25%	0.27% to (1.03)%
2019	0.00% to 1.30%	908,032	10.40 to 9.44	8,973	1.85%	1.86% to 0.54%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2023	0.70% to 1.30%	34,006	30.47 to 26.10	986	1.80%	12.22% to 11.55%
2022	0.70% to 1.30%	34,780	27.15 to 23.40	899	1.39%	(7.02)% to (7.58)%
2021	0.70% to 1.30%	35,589	29.20 to 25.32	992	1.19%	23.26% to 22.52%
2020	0.70% to 1.30%	36,237	23.69 to 20.67	822	1.42%	3.25% to 2.63%
2019	0.70% to 1.30%	42,370	22.95 to 20.14	937	1.50%	25.05% to 24.29%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2023	0.00% to 1.30%	58,757	46.40 to 63.01	3,957	1.01%	11.42% to 9.98%
2022	0.00% to 1.30%	62,992	41.65 to 57.29	3,841	0.68%	(9.99)% to (11.15)%
2021	0.00% to 1.30%	67,278	46.27 to 64.48	4,607	0.48%	30.95% to 29.25%
2020	0.00% to 1.30%	71,998	35.33 to 49.89	3,812	0.63%	8.40% to 6.99%
2019	0.00% to 1.30%	76,839	32.59 to 46.63	3,782	0.77%	31.53% to 29.82%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2023	0.70% to 1.30%	68,836	103.41 to 87.23	6,638	2.10%	14.61% to 13.92%
2022	0.70% to 1.30%	73,148	90.23 to 76.57	6,158	1.39%	(16.99)% to (17.48)%
2021	0.70% to 1.30%	77,729	108.69 to 92.79	7,883	1.10%	16.38% to 15.68%
2020	0.70% to 1.30%	86,565	93.40 to 80.21	7,547	2.41%	13.51% to 12.83%
2019	0.70% to 1.30%	92,884	82.28 to 71.10	7,116	1.87%	21.73% to 21.00%
Janus Henderson Balanced Portfolio — Service Shares
2023	0.00% to 0.70%	68,063	50.79 to 39.20	2,827	1.79%	15.13% to 14.33%
2022	0.00% to 0.70%	73,816	44.11 to 34.29	2,682	1.10%	(16.62)% to (17.20)%
2021	0.00% to 0.70%	81,965	52.91 to 41.41	3,602	0.87%	16.91% to 16.09%
2020	0.00% to 0.70%	87,979	45.25 to 35.67	3,336	2.06%	14.03% to 13.23%
2019	0.00% to 0.70%	107,632	39.69 to 31.51	3,566	1.64%	22.27% to 21.42%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Enterprise Portfolio — Institutional Shares
2023	0.70% to 1.30%	61,897	162.47 to 135.76	9,705	0.16%	17.25% to 16.55%
2022	0.70% to 1.30%	67,256	138.57 to 116.49	9,003	0.37%	(16.53)% to (17.03)%
2021	0.70% to 1.30%	70,591	166.01 to 140.39	11,334	0.32%	16.01% to 15.32%
2020	0.70% to 1.30%	78,870	143.10 to 121.75	10,885	0.11%	18.64% to 17.92%
2019	0.70% to 1.30%	83,234	120.62 to 103.25	9,691	0.20%	34.54% to 33.73%
Janus Henderson Enterprise Portfolio — Service Shares
2023	0.00% to 0.70%	33,656	96.80 to 30.00	1,225	0.09%	17.78% to 16.95%
2022	0.00% to 0.70%	36,084	82.19 to 25.66	1,123	0.26%	(16.15)% to (16.74)%
2021	0.00% to 0.70%	41,836	98.02 to 30.81	1,535	0.24%	16.54% to 15.73%
2020	0.00% to 0.70%	43,450	84.11 to 26.62	1,367	0.04%	19.18% to 18.35%
2019	0.00% to 0.70%	47,018	70.57 to 22.50	1,248	0.05%	35.16% to 34.21%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2023	0.70% to 1.30%	50,160	33.61 to 28.35	1,555	4.34%	4.77% to 4.14%
2022	0.70% to 1.30%	49,199	32.08 to 27.22	1,451	2.65%	(14.26)% to (14.78)%
2021	0.70% to 1.30%	50,719	37.42 to 31.94	1,749	2.70%	(1.59)% to (2.18)%
2020	0.70% to 1.30%	54,029	38.02 to 32.65	1,901	2.89%	9.71% to 9.05%
2019	0.70% to 1.30%	56,696	34.66 to 29.95	1,816	3.34%	8.80% to 8.15%
Janus Henderson Forty Portfolio — Institutional Shares
2023	0.70% to 1.30%	38,875	172.96 to 147.28	6,374	0.19%	38.99% to 38.16%
2022	0.70% to 1.30%	42,062	124.44 to 106.61	4,957	0.18%	(34.02)% to (34.41)%
2021	0.70% to 1.30%	49,089	188.60 to 162.54	8,739	0.50%	22.04% to 21.30%
2020	0.70% to 1.30%	50,903	154.54 to 133.99	7,447	0.71%	38.42% to 37.59%
2019	0.70% to 1.30%	53,945	111.64 to 97.39	5,716	0.15%	36.20% to 35.38%
Janus Henderson Forty Portfolio — Service Shares
2023	0.00% to 0.70%	29,969	98.03 to 50.59	1,677	0.13%	39.65% to 38.68%
2022	0.00% to 0.70%	31,471	70.20 to 36.48	1,261	0.05%	(33.73)% to (34.19)%
2021	0.00% to 0.70%	33,963	105.92 to 55.43	2,111	0.53%	22.60% to 21.74%
2020	0.00% to 0.70%	36,943	86.39 to 45.53	1,865	0.63%	39.03% to 38.06%
2019	0.00% to 0.70%	42,274	62.14 to 32.98	1,564	0.02%	36.85% to 35.89%
Janus Henderson Global Research Portfolio — Institutional Shares
2023	0.70% to 1.30%	75,072	81.54 to 68.14	5,899	0.93%	25.89% to 25.14%
2022	0.70% to 1.30%	78,410	64.77 to 54.45	4,895	1.62%	(19.97)% to (20.46)%
2021	0.70% to 1.30%	85,074	80.94 to 68.45	6,648	0.52%	17.26% to 16.56%
2020	0.70% to 1.30%	89,033	69.02 to 58.72	5,938	0.82%	19.22% to 18.50%
2019	0.70% to 1.30%	94,840	57.90 to 49.56	5,312	1.00%	28.14% to 27.37%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Global Research Portfolio — Service Shares
2023	0.00% to 0.70%	28,378	38.05 to 20.01	637	0.78%	26.47% to 25.59%
2022	0.00% to 0.70%	29,724	30.09 to 15.93	529	1.49%	(19.61)% to (20.17)%
2021	0.00% to 0.70%	31,415	37.43 to 19.96	701	0.37%	17.80% to 16.97%
2020	0.00% to 0.70%	32,257	31.77 to 17.06	612	0.64%	19.76% to 18.92%
2019	0.00% to 0.70%	35,696	26.53 to 14.35	562	0.86%	28.71% to 27.81%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2023	0.00% to 1.30%	39,967	106.62 to 30.82	1,494	0.00%	54.27% to 52.28%
2022	0.00% to 1.30%	37,696	31.44 to 20.24	928	0.00%	(37.12)% to (37.94)%
2021	0.00% to 1.30%	58,932	50.00 to 32.61	2,193	0.65%	17.75% to 16.22%
2020	0.00% to 1.30%	60,381	42.47 to 28.06	1,916	0.00%	50.73% to 48.77%
2019	0.00% to 1.30%	62,720	28.18 to 18.86	1,328	0.41%	44.82% to 42.94%
Janus Henderson Overseas Portfolio — Institutional Shares
2023	0.70% to 1.30%	51,485	64.10 to 54.25	3,080	1.53%	10.10% to 9.44%
2022	0.70% to 1.30%	54,940	58.22 to 49.57	3,003	1.74%	(9.24)% to (9.79)%
2021	0.70% to 1.30%	62,475	64.15 to 54.95	3,761	1.16%	12.79% to 12.11%
2020	0.70% to 1.30%	64,896	56.88 to 49.02	3,472	1.35%	15.48% to 14.78%
2019	0.70% to 1.30%	66,107	49.25 to 42.70	3,069	1.92%	26.13% to 25.37%
Janus Henderson Overseas Portfolio —Service Shares
2023	0.00% to 0.70%	6,477	26.88 to 21.69	156	1.41%	10.58% to 9.81%
2022	0.00% to 0.70%	7,036	24.31 to 19.75	154	1.69%	(8.84)% to (9.47)%
2021	0.00% to 0.70%	7,283	26.67 to 21.82	175	1.02%	13.29% to 12.49%
2020	0.00% to 0.70%	8,080	23.54 to 19.40	174	1.22%	16.02% to 15.21%
2019	0.00% to 0.70%	8,373	20.29 to 16.84	155	1.88%	26.71% to 25.82%
Janus Henderson Research Portfolio — Institutional Shares
2023	0.70% to 1.30%	73,106	114.67 to 95.82	7,942	0.14%	42.17% to 41.32%
2022	0.70% to 1.30%	77,965	80.65 to 67.80	5,952	0.70%	(30.38)% to (30.80)%
2021	0.70% to 1.30%	81,346	115.85 to 97.98	8,949	0.10%	19.49% to 18.77%
2020	0.70% to 1.30%	87,909	96.95 to 82.49	8,081	0.54%	32.02% to 31.23%
2019	0.70% to 1.30%	93,071	73.44 to 62.86	6,499	0.46%	34.57% to 33.76%
Janus Henderson Research Portfolio — Service Shares
2023	0.00% to 0.70%	12,055	38.59 to 30.27	384	0.06%	42.81% to 41.81%
2022	0.00% to 0.70%	12,829	27.03 to 21.34	287	0.55%	(30.06)% to (30.55)%
2021	0.00% to 0.70%	14,837	38.64 to 30.73	491	0.02%	20.05% to 19.21%
2020	0.00% to 0.70%	15,603	50.97 to 25.78	432	0.36%	32.58% to 31.65%
2019	0.00% to 0.70%	15,645	38.45 to 19.58	329	0.31%	35.22% to 34.28%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II
2023	0.00% to 0.70%	6,196	55.42 to 47.93	334	0.07%	24.13% to 23.27%
2022	0.00% to 0.70%	6,546	44.64 to 38.88	283	0.00%	(26.59)% to (27.10)%
2021	0.00% to 0.70%	7,070	60.81 to 53.33	414	0.17%	10.04% to 9.27%
2020	0.00% to 0.70%	7,120	55.26 to 48.81	380	0.58%	17.73% to 16.90%
2019	0.00% to 0.70%	7,426	46.94 to 41.75	336	0.76%	24.75% to 23.87%
ClearBridge Variable Dividend Strategy Portfolio — Class I
2023	0.70% to 1.30%	27,617	33.45 to 30.25	885	2.09%	13.40% to 12.72%
2022	0.70% to 1.30%	29,385	29.50 to 26.84	833	1.45%	(8.74)% to (9.29)%
2021	0.70% to 1.30%	27,834	32.32 to 29.59	864	1.54%	25.91% to 25.16%
2020	0.70% to 1.30%	28,148	25.67 to 23.64	699	1.40%	6.92% to 6.27%
2019	0.70% to 1.30%	38,951	24.01 to 22.25	893	1.86%	30.67% to 29.88%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2023	0.70% to 0.70%	697	32.67 to 32.67	23	1.99%	13.21% to 13.21%
2022	0.70% to 0.70%	702	28.86 to 28.86	20	0.46%	(8.87)% to (8.87)%
2021	0.70% to 0.70%	2,485	31.67 to 31.67	79	1.39%	25.73% to 25.73%
2020	0.70% to 0.70%	2,497	25.19 to 25.19	63	1.16%	6.74% to 6.74%
2019	0.70% to 0.70%	2,528	23.60 to 23.60	60	1.36%	30.49% to 30.49%
ClearBridge Variable Large Cap Value Portfolio — Class I
2023	0.00% to 1.30%	17,242	21.03 to 53.39	886	1.31%	15.09% to 13.61%
2022	0.00% to 1.30%	18,038	18.27 to 46.99	815	1.33%	(6.43)% to (7.64)%
2021	0.00% to 1.30%	18,393	19.53 to 50.88	936	1.05%	26.21% to 24.57%
2020	0.00% to 1.30%	18,826	15.47 to 40.85	767	1.38%	5.25% to 3.88%
2019	0.00% to 1.30%	26,650	14.70 to 39.32	885	1.69%	28.88% to 27.21%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2023	0.00% to 0.70%	9,807	55.38 to 36.44	449	0.47%	18.66% to 17.84%
2022	0.00% to 0.70%	9,908	46.67 to 30.92	382	0.39%	(16.69)% to (17.27)%
2021	0.00% to 0.70%	9,946	56.01 to 37.38	459	0.42%	26.51% to 25.62%
2020	0.00% to 0.70%	10,445	44.28 to 29.75	376	0.43%	13.60% to 12.80%
2019	0.00% to 0.70%	13,472	38.98 to 26.38	438	0.45%	31.25% to 30.33%
MFS® New Discovery Series — Service Class Shares
2023	0.00% to 1.30%	20,674	52.55 to 52.90	893	0.00%	14.25% to 12.78%
2022	0.00% to 1.30%	22,269	45.99 to 46.90	839	0.00%	(29.99)% to (30.90)%
2021	0.00% to 1.30%	24,106	65.70 to 67.88	1,290	0.00%	1.57% to 0.26%
2020	0.00% to 1.30%	27,154	64.68 to 67.71	1,453	0.00%	45.58% to 43.69%
2019	0.00% to 1.30%	28,307	44.43 to 47.12	1,040	0.00%	41.27% to 39.44%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Total Return Series — Service Class Shares
2023	0.00% to 0.70%	25,194	29.83 to 26.16	739	1.85%	10.22% to 9.45%
2022	0.00% to 0.70%	25,685	27.07 to 23.91	684	1.43%	(9.84)% to (10.47)%
2021	0.00% to 0.70%	35,524	30.02 to 26.70	1,055	1.62%	13.84% to 13.04%
2020	0.00% to 0.70%	35,727	26.37 to 23.62	933	2.07%	9.52% to 8.75%
2019	0.00% to 0.70%	35,958	24.08 to 21.72	858	2.14%	20.12% to 19.28%
MFS® Utilities Series — Service Class Shares
2023	0.00% to 0.70%	39,529	73.75 to 40.73	1,754	3.38%	(2.33)% to (3.01)%
2022	0.00% to 0.70%	42,713	75.51 to 42.00	1,955	2.21%	0.48% to (0.22)%
2021	0.00% to 0.70%	45,032	75.15 to 42.09	2,056	1.53%	13.82% to 13.03%
2020	0.00% to 0.70%	47,130	66.03 to 37.24	1,900	2.20%	5.62% to 4.88%
2019	0.00% to 0.70%	47,651	62.51 to 35.51	1,834	3.76%	24.80% to 23.93%
MFS® Variable Insurance Trust II
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2023	0.00% to 0.70%	38,249	28.65 to 26.94	1,065	0.05%	23.70% to 22.84%
2022	0.00% to 0.70%	39,210	23.16 to 21.93	886	0.00%	(19.45)% to (20.01)%
2021	0.00% to 0.70%	44,203	28.75 to 27.42	1,246	0.03%	25.66% to 24.78%
2020	0.00% to 0.70%	46,028	22.88 to 21.97	1,036	0.22%	22.20% to 21.34%
2019	0.00% to 0.70%	47,725	18.72 to 18.11	881	0.34%	39.58% to 38.61%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2023	0.00% to 0.70%	10,060	23.65 to 20.74	230	2.84%	8.02% to 7.26%
2022	0.00% to 0.70%	9,479	21.89 to 19.34	201	7.56%	(11.87)% to (12.48)%
2021	0.00% to 0.70%	9,051	24.84 to 22.10	219	10.98%	16.04% to 15.23%
2020	0.00% to 0.70%	14,211	21.41 to 19.18	299	4.87%	7.91% to 7.15%
2019	0.00% to 0.70%	14,357	19.84 to 17.90	280	2.83%	11.74% to 10.96%
High Yield Portfolio — Administrative Class Shares
2023	0.00% to 0.70%	36,005	36.76 to 30.71	1,224	5.66%	12.22% to 11.43%
2022	0.00% to 0.70%	37,703	32.76 to 27.56	1,147	5.04%	(10.28)% to (10.91)%
2021	0.00% to 0.70%	40,897	36.52 to 30.93	1,393	4.44%	3.63% to 2.91%
2020	0.00% to 0.70%	46,842	35.24 to 30.06	1,550	4.87%	5.74% to 5.00%
2019	0.00% to 0.70%	53,328	33.32 to 28.63	1,670	4.95%	14.72% to 13.92%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2023	0.00% to 0.70%	4,899	28.55 to 24.23	124	2.59%	9.02% to 8.25%
2022	0.00% to 0.70%	4,676	26.19 to 22.38	109	1.46%	(10.15)% to (10.78)%
2021	0.00% to 0.70%	6,732	29.15 to 25.09	180	1.58%	(1.96)% to (2.64)%
2020	0.00% to 0.70%	6,839	29.73 to 25.77	187	6.10%	5.56% to 4.82%
2019	0.00% to 0.70%	7,970	28.16 to 24.58	205	1.77%	7.01% to 6.26%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Long-Term U.S. Government Portfolio — Administrative Class Shares
2023	0.00% to 0.70%	47,793	30.53 to 26.54	1,363	2.38%	3.99% to 3.26%
2022	0.00% to 0.70%	49,475	29.36 to 25.70	1,365	2.04%	(28.87)% to (29.37)%
2021	0.00% to 0.70%	51,295	41.27 to 36.39	2,005	1.56%	(4.78)% to (5.45)%
2020	0.00% to 0.70%	49,412	43.35 to 38.49	2,036	1.67%	17.39% to 16.57%
2019	0.00% to 0.70%	49,181	36.93 to 33.02	1,740	2.07%	13.32% to 12.53%
Low Duration Portfolio — Administrative Class Shares
2023	0.00% to 0.70%	40,085	15.67 to 13.74	582	3.59%	4.97% to 4.24%
2022	0.00% to 0.70%	43,222	14.93 to 13.18	597	1.67%	(5.74)% to (6.40)%
2021	0.00% to 0.70%	45,382	15.84 to 14.09	667	0.53%	(0.93)% to (1.62)%
2020	0.00% to 0.70%	40,929	15.99 to 14.32	617	1.04%	2.99% to 2.27%
2019	0.00% to 0.70%	42,860	15.52 to 14.00	629	2.77%	4.03% to 3.30%
Total Return Portfolio — Administrative Class Shares
2023	0.00% to 1.30%	188,159	26.48 to 16.09	4,287	3.56%	5.93% to 4.56%
2022	0.00% to 1.30%	205,991	24.99 to 15.39	4,419	2.60%	(14.30)% to (15.41)%
2021	0.00% to 1.30%	220,820	29.16 to 18.19	5,658	1.82%	(1.27)% to (2.55)%
2020	0.00% to 1.30%	255,827	29.54 to 18.66	6,671	2.14%	8.65% to 7.24%
2019	0.00% to 1.30%	268,921	27.19 to 17.41	6,546	3.01%	8.36% to 6.95%
Rydex Variable Trust
NASDAQ — 100® Fund
2023	0.00% to 0.70%	15,088	97.02 to 32.10	569	0.00%	53.22% to 52.15%
2022	0.00% to 0.70%	15,226	63.32 to 21.10	376	0.00%	(34.14)% to (34.60)%
2021	0.00% to 0.70%	19,123	96.14 to 32.26	734	0.00%	25.54% to 24.66%
2020	0.00% to 0.70%	21,325	76.58 to 25.88	647	0.29%	44.96% to 43.94%
2019	0.00% to 0.70%	22,674	52.83 to 17.98	515	0.13%	36.86% to 35.90%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2023	0.00% to 1.30%	53,663	17.77 to 16.39	958	1.97%	4.68% to 3.33%
2022	0.00% to 1.30%	58,450	16.97 to 15.86	1,010	2.35%	(14.38)% to (15.49)%
2021	0.00% to 1.30%	69,547	19.82 to 18.77	1,409	2.07%	(1.81)% to (3.09)%
2020	0.00% to 1.30%	82,059	20.19 to 19.37	1,712	2.43%	7.03% to 5.64%
2019	0.00% to 1.30%	83,895	18.86 to 18.33	1,646	0.20%	8.62% to 7.21%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2023	0.00% to 1.30%	56,638	74.12 to 53.06	3,519	0.00%	46.28% to 44.39%
2022	0.00% to 1.30%	61,150	50.67 to 36.75	2,609	0.00%	(30.43)% to (31.33)%
2021	0.00% to 1.30%	63,792	72.83 to 53.51	3,932	0.00%	24.97% to 23.35%
2020	0.00% to 1.30%	81,822	58.28 to 43.38	4,040	0.03%	33.61% to 31.88%
2019	0.00% to 1.30%	86,184	43.62 to 32.90	3,202	0.00%	37.33% to 35.55%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Real Estate Securities V.I.S. Fund — Class 1 Shares
2023	0.00% to 1.30%	33,021	66.91 to 114.63	3,453	2.23%	13.50% to 12.03%
2022	0.00% to 1.30%	36,728	58.95 to 102.32	3,414	1.37%	(24.93)% to (25.90)%
2021	0.00% to 1.30%	40,105	78.53 to 138.08	5,031	2.23%	41.80% to 39.97%
2020	0.00% to 1.30%	44,042	55.38 to 98.65	3,929	0.51%	(5.23)% to (6.46)%
2019	0.00% to 1.30%	48,053	58.43 to 105.47	4,545	1.34%	26.15% to 24.52%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2023	0.00% to 1.30%	212,495	62.44 to 177.60	33,319	1.34%	25.96% to 24.33%
2022	0.00% to 1.30%	228,540	49.57 to 142.84	28,727	1.33%	(18.31)% to (19.37)%
2021	0.00% to 1.30%	249,553	60.69 to 177.16	37,410	1.12%	28.27% to 26.61%
2020	0.00% to 1.30%	268,626	47.31 to 139.93	30,915	1.74%	17.92% to 16.39%
2019	0.00% to 1.30%	291,850	40.12 to 120.22	28,410	1.34%	31.05% to 29.35%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2023	0.00% to 1.30%	53,137	70.02 to 51.07	3,192	0.00%	13.55% to 12.09%
2022	0.00% to 1.30%	56,610	61.67 to 45.57	3,010	0.00%	(15.40)% to (16.49)%
2021	0.00% to 1.30%	60,188	72.89 to 54.56	3,815	0.00%	20.53% to 18.97%
2020	0.00% to 1.30%	68,612	60.47 to 45.86	3,644	0.00%	14.53% to 13.04%
2019	0.00% to 1.30%	74,505	52.80 to 40.57	3,452	0.00%	26.12% to 24.49%
Total Return V.I.S. Fund — Class 1 Shares
2023	0.00% to 1.30%	95,136	31.31 to 73.83	4,206	2.28%	15.48% to 13.99%
2022	0.00% to 1.30%	108,332	27.11 to 64.76	4,103	0.92%	(16.51)% to (17.59)%
2021	0.00% to 1.30%	116,463	32.47 to 78.59	5,254	2.09%	13.45% to 11.98%
2020	0.00% to 1.30%	124,180	28.62 to 70.18	5,000	1.92%	6.44% to 5.06%
2019	0.00% to 1.30%	128,245	26.89 to 66.80	4,923	2.36%	15.81% to 14.31%
Total Return V.I.S. Fund — Class 3 Shares
2023	0.00% to 0.70%	18,134	21.91 to 19.35	396	2.10%	15.21% to 14.40%
2022	0.00% to 0.70%	18,315	19.02 to 16.92	347	0.39%	(16.72)% to (17.30)%
2021	0.00% to 0.70%	25,020	22.84 to 20.46	570	1.79%	13.20% to 12.41%
2020	0.00% to 0.70%	29,024	20.17 to 18.20	585	1.61%	6.14% to 5.39%
2019	0.00% to 0.70%	29,194	19.01 to 17.27	554	1.76%	15.57% to 14.76%
U.S. Equity V.I.S. Fund — Class 1 Shares
2023	0.00% to 1.30%	39,429	59.12 to 47.53	2,140	0.50%	27.91% to 26.26%
2022	0.00% to 1.30%	40,962	46.22 to 37.65	1,750	0.48%	(18.91)% to (19.96)%
2021	0.00% to 1.30%	44,413	57.00 to 47.03	2,351	0.35%	25.49% to 23.87%
2020	0.00% to 1.30%	46,409	45.42 to 37.97	1,970	0.52%	22.64% to 21.04%
2019	0.00% to 1.30%	47,439	37.04 to 31.37	1,652	0.69%	31.77% to 30.06%

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2023	0.70% to 1.30%	47,013	86.10 to 72.62	3,900	0.00%	31.74% to 30.95%
2022	0.70% to 1.30%	50,798	65.36 to 55.46	3,204	0.00%	(39.08)% to (39.45)%
2021	0.70% to 1.30%	54,283	107.29 to 91.59	5,615	0.00%	11.06% to 10.39%
2020	0.70% to 1.30%	60,829	96.61 to 82.97	5,663	0.18%	65.86% to 64.86%
2019	0.70% to 1.30%	64,644	58.25 to 50.33	3,641	0.00%	26.54% to 25.78%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2023	0.70% to 1.30%	58,078	43.10 to 36.35	2,392	0.00%	15.68% to 14.99%
2022	0.70% to 1.30%	63,962	37.26 to 31.61	2,284	0.00%	(38.45)% to (38.82)%
2021	0.70% to 1.30%	71,569	60.53 to 51.67	4,158	0.00%	(6.72)% to (7.28)%
2020	0.70% to 1.30%	77,327	64.89 to 55.72	4,816	1.04%	65.98% to 64.98%
2019	0.70% to 1.30%	83,335	39.09 to 33.77	3,140	0.00%	28.43% to 27.66%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2023	0.00% to 0.70%	31,428	26.85 to 23.55	777	0.00%	1.58% to 0.87%
2022	0.00% to 0.70%	36,870	26.43 to 23.35	899	0.00%	21.54% to 20.70%
2021	0.00% to 0.70%	35,306	21.75 to 19.34	715	0.00%	25.03% to 24.15%
2020	0.00% to 0.70%	36,539	17.39 to 15.58	594	0.00%	11.82% to 11.03%
2019	0.00% to 0.70%	31,777	15.56 to 14.03	470	0.00%	10.25% to 9.48%
PSF PGIM Jennison Blend Portfolio — Class II Shares
2023 (6)	0.00% to 0.70%	13,363	10.39 to 10.38	139	0.00%	3.86% to 3.82%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2023	0.00% to 0.70%	4,160	99.46 to 86.02	399	0.00%	52.89% to 51.83%
2022	0.00% to 0.00%	3,034	65.05 to 65.05	197	0.00%	(37.85)% to (37.85)%
2021	0.00% to 0.00%	3,834	104.67 to 104.67	401	0.00%	15.55% to 15.55%
2020	0.00% to 0.00%	3,885	90.58 to 90.58	352	0.00%	55.57% to 55.57%
2019	0.00% to 0.00%	3,939	58.23 to 58.23	229	0.00%	32.82% to 32.82%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based policy expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the policy owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 8, 2023, to December 31, 2023.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Financial Statements

Years Ended December 31, 2023, 2022 and 2021

(With Independent Auditors’ Report Thereon)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Independent Auditors’ Report

Audit, Compensation, and Nominating Committee

Genworth Life and Annuity Insurance Company:

Report on the Audit of the Financial Statements

Opinions

We have audited the financial statements of Genworth Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of summary of operations, statutory statements of changes in capital and surplus, and statutory statements of cash flow for each of the years in the three-year period ended December 31, 2023 and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

F-1

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Richmond, Virginia

April 18, 2024

F-2

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2023 and 2022

(Dollar amounts in millions, except per share amounts)

	2023	2022
Admitted Assets
Cash and invested assets:
Bonds	$9,199.0	$9,787.8
Preferred stocks — nonaffiliates	14.0	14.4
Common stocks — affiliates	118.1	118.7
Common stocks — nonaffiliates	45.7	44.7
Mortgage loans	1,681.5	1,745.5
Real estate	11.0	11.7
Contract loans	433.3	441.4
Cash, cash equivalents and short-term investments	314.3	215.3
Other invested assets	166.6	141.5
Receivable for securities	3.8	9.5
Derivative assets	16.5	8.2

Total cash and invested assets	12,003.8	12,538.7

Amounts recoverable from reinsurers and funds held	356.6	461.3
Deferred tax asset	95.1	104.9
Guaranty funds receivable	6.7	6.5
Premiums and accounts receivable	315.2	347.6
Investment income due and accrued	114.9	118.8
Receivable from parent, subsidiaries and affiliates	0.2	0.1
Other assets	10.4	10.7
Separate account assets	4,231.0	4,135.3

Total admitted assets	$17,133.9	$17,723.9

F-3

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — Continued

December 31, 2023 and 2022

(Dollar amounts in millions, except per share amounts)

	2023	2022
Liabilities and Capital and Surplus
Liabilities
Aggregate reserves — life	$7,050.7	$7,183.8
Aggregate reserves — annuity contracts	2,425.8	2,884.9
Aggregate reserves — accident and health policies	0.4	0.5
Liability for deposit-type contracts	432.0	561.6
Liability for policy and contract claims	91.6	102.1
Policyholders dividends	0.3	0.3
Premiums and annuity considerations received in advance	4.3	5.1
Other amounts payable on reinsurance	138.3	153.7
Interest maintenance reserve	30.8	42.7
Commissions payable	0.1	0.1
General expenses due or accrued	1.0	1.5
Transfers to separate accounts due or accrued	(11.3)	(8.4)
Taxes, licenses, and fees due or accrued	7.4	7.6
Current Federal income tax payable	2.2	29.0
Unearned investment income	5.5	5.3
Amounts withheld or retained by company as agent or trustee	23.3	17.8
Remittances and items not allocated	26.1	19.7
Asset valuation reserve	119.1	109.6
Payable to parent, subsidiaries and affiliates	11.8	10.2
Funds held under coinsurance and treaties with unauthorized reinsurers	1,646.5	1,641.7
Reinsurance in unauthorized companies	—	12.4
Payable for securities	—	0.1
Derivative liabilities	0.9	0.6
Payable for collateral received from derivatives counterparties	1.1	2.2
Separate account liabilities	4,231.0	4,135.3

Total liabilities	16,238.9	16,919.4

Capital and surplus:
Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)	25.6	25.6
Paid in surplus	1,456.7	1,456.7
Unassigned deficit	(587.3)	(677.8)

Total capital and surplus	895.0	804.5

Total liabilities and capital and surplus	$17,133.9	$17,723.9

See accompanying notes to statutory financial statements.

F-4

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Summary of Operations

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Revenues:
Premiums and annuity considerations	$220.1	$181.7	$(1,249.1)
Considerations for supplementary contracts with life contingencies	23.8	26.5	25.0
Net investment income	552.8	570.7	630.5
Amortization of interest maintenance reserve	2.1	4.5	4.3
Commissions and expense allowances on reinsurance ceded	97.7	124.8	1,517.0
Reserve adjustments on reinsurance ceded	(95.4)	(89.3)	(92.3)
Income from fees associated with investment management, administration, and contract guarantees from separate accounts	78.0	85.4	100.2
Other income	24.1	23.7	20.1

Total revenues	903.2	928.0	955.7

Benefits:
Death benefits	419.7	370.0	437.9
Matured endowments	2.0	1.8	2.0
Annuity benefits	308.6	331.3	378.4
Disability benefits and benefits under accident and health policies	4.1	4.5	4.7
Surrender benefits and other fund withdrawals	511.7	586.3	939.6
Payments on supplementary contracts with life contingencies	20.6	19.0	17.1
Interest and adjustments on contracts or deposit-type contract funds	15.0	16.3	21.7
Decrease in aggregate reserves — life, annuity and accident and health	(592.3)	(464.6)	(622.3)

Total benefits	689.4	864.6	1,179.1

Expenses:
Commissions	83.9	90.2	102.4
General insurance expenses	134.5	168.0	146.0
Insurance taxes, licenses, and fees, excluding Federal income taxes	20.8	21.5	25.3
Net transfer from separate accounts	(329.8)	(335.6)	(460.7)
Other expenses	71.5	59.1	78.2

Total expenses	(19.1)	3.2	(108.8)

Total benefits and expenses	670.3	867.8	1,070.3

Income (loss) before Federal income taxes and realized capital gains (losses), net	232.9	60.2	(114.6)
Federal income taxes	14.9	(23.4)	(52.3)

Income (loss) before realized capital gains (losses)	218.0	83.6	(62.3)
Realized capital losses, net	(119.6)	(83.5)	(117.0)

Net income (loss)	$98.4	$0.1	$(179.3)

See accompanying notes to statutory financial statements.

F-5

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	Common stock
	Amount	Shares	Paid in surplus	Unassigned deficit	Total
Balances as of December 31, 2020	$25.6	25,651	$1,456.7	$(490.5)	$991.8
Net loss	—	—	—	(179.3)	(179.3)
Change in net unrealized capital gains and losses	—	—	—	308.7	308.7
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(0.2)	(0.2)
Change in net deferred income taxes	—	—	—	62.8	62.8
Change in nonadmitted assets	—	—	—	(74.6)	(74.6)
Change in liability for reinsurance in unauthorized companies	—	—	—	0.5	0.5
Change in asset valuation reserve	—	—	—	(5.1)	(5.1)
Change in surplus as a result of reinsurance	—	—	—	(15.1)	(15.1)
Special tax allocation agreement with Genworth	—	—	—	(224.9)	(224.9)

Balances as of December 31, 2021	25.6	25,651	1,456.7	(617.7)	864.6
Net income	—	—	—	0.1	0.1
Change in net unrealized capital gains and losses	—	—	—	160.4	160.4
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(1.2)	(1.2)
Change in net deferred income taxes	—	—	—	(7.2)	(7.2)
Change in nonadmitted assets	—	—	—	(1.5)	(1.5)
Change in liability for reinsurance in unauthorized companies	—	—	—	(12.4)	(12.4)
Change in asset valuation reserve	—	—	—	5.1	5.1
Change in surplus as a result of reinsurance	—	—	—	(45.3)	(45.3)
Prior period correction — cross-entity term conversions	—	—	—	19.7	19.7
Special tax allocation agreement with Genworth	—	—	—	(177.8)	(177.8)

Balances as of December 31, 2022	25.6	25,651	1,456.7	(677.8)	804.5
Net income	—	—	—	98.4	98.4
Change in net unrealized capital gains and losses	—	—	—	(5.0)	(5.0)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	1.3	1.3
Change in net deferred income taxes	—	—	—	(6.6)	(6.6)
Change in nonadmitted assets	—	—	—	31.3	31.3
Change in liability for reinsurance in unauthorized companies	—	—	—	12.4	12.4
Change in asset valuation reserve	—	—	—	(9.5)	(9.5)
Change in surplus as a result of reinsurance	—	—	—	(31.8)	(31.8)

Balances as of December 31, 2023	$25.6	25,651	$1,456.7	$(587.3)	$895.0

See accompanying notes to statutory financial statements.

F-6

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Cash flow from operations:
Premiums collected net of reinsurance	$231.7	$210.1	$(1,216.6)
Net investment income	538.7	559.1	621.4
Miscellaneous income	140.4	116.3	1,160.7

Total cash provided from revenues	910.8	885.5	565.5

Benefit and loss related payments	1,143.9	1,257.6	1,763.4
Net transfers from separate, segregated accounts, and protected cell accounts	(327.0)	(335.1)	(458.9)
Commissions, expenses paid, and aggregate write-ins for deductions	236.4	276.3	267.2
Federal income taxes paid (recovered), net of capital gains (losses)	66.1	(19.6)	6.5

Total cash applied to benefits and general and other expenses	1,119.4	1,179.2	1,578.2

Net cash applied to operations	(208.6)	(293.7)	(1,012.7)

Cash flow from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	827.1	848.4	1,737.5
Stocks	8.4	14.3	104.9
Mortgage loans	91.9	219.4	265.0
Real estate	—	2.2	—
Other invested assets	2.2	1.2	1.6
Miscellaneous proceeds	2.7	18.0	68.4

Total investment proceeds	932.3	1,103.5	2,177.4

Cost of investments acquired:
Bonds	238.4	276.4	525.1
Stocks	4.9	1.3	19.6
Mortgage loans	27.9	211.8	300.8
Real estate	—	—	0.5
Other invested assets	26.0	21.5	—
Miscellaneous applications	93.6	73.0	110.9

Total investments acquired	390.8	584.0	956.9
Net decrease in contract loans and premium notes	(8.2)	(21.3)	(11.8)

Net cash provided by investments	549.7	540.8	1,232.3

Cash flow from financing and miscellaneous sources:
Cash applied:
Net deposits on deposit-type contracts and other insurance liabilities	(209.9)	(140.0)	(247.1)
Other cash applied	(32.2)	(61.1)	(46.1)

Net cash applied to financing and miscellaneous sources	(242.1)	(201.1)	(293.2)

Net change in cash, cash equivalents and short-term investments	99.0	46.0	(73.6)
Cash, cash equivalents and short-term investments:
Beginning of year	215.3	169.3	242.9

End of year	$314.3	$215.3	$169.3

F-7

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow — Continued

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Supplemental information:
Interest capitalization — net investment income	$(8.2)	$(8.1)	$(8.4)
Interest capitalization — bond purchases	(8.2)	(8.1)	(8.4)
Securities exchanged — bond proceeds	(62.6)	(108.7)	(108.9)
Securities exchanged — bond purchases	(62.6)	(108.7)	(104.4)
Securities exchanged — surplus note acquired	—	—	(4.5)
Tax sharing agreement transfer of taxes payable — taxes paid	(28.2)	(22.6)	(9.3)
Tax sharing agreement transfer of taxes payable — stock proceeds	(38.9)	(364.5)	(230.4)
Tax sharing agreement transfer of taxes payable — stock purchases	(67.1)	(209.3)	(14.8)
Tax sharing agreement transfer of taxes payable — special tax allocation agreement	—	(177.8)	(224.9)
Reinsurance treaty non-cash transaction Scottish Re recapture — premiums collected net of reinsurance	(36.7)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — miscellaneous income	(6.8)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — benefit and loss related payments	(30.9)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — other cash applied	(1.0)	—	—
Transfer of securities from affiliate as return of capital — stock proceeds	—	—	(82.5)
Transfer of securities from affiliate as return of capital — bond purchases	—	—	(81.8)
Transfer of securities from affiliate as return of capital — net investment income	—	—	(0.7)
Transfer to surplus notes — bonds proceeds	—	—	(54.2)
Transfer from bonds — other invested assets purchases	—	—	(54.2)
Reinsurance treaties — investment income	—	—	(0.2)
Reinsurance treaties — commissions ceded	—	—	(391.1)
Reinsurance treaties — bond purchases	—	—	(18.8)
Reinsurance treaties — funds withheld adjustment	—	—	(371.2)

See accompanying notes to statutory financial statements.

F-8

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(1)	Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Corporate Structure

Genworth Life and Annuity Insurance Company (the “Company” or “GLAIC”) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company (“GLIC”), which is wholly-owned by Genworth North America Corporation (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

The following are the Company’s direct subsidiaries with percentage of ownership listed as of December 31, 2023:

Genworth Life Insurance Company of New York (“GLICNY”)	34.5%
River Lake Insurance Company VI (“RLIC VI”)	100.0
River Lake Insurance Company X (“RLIC X”)	100.0
GNWLAAC Real Estate Holding, LLC (“GNWLAAC RE”)	100.0
Newco Properties, Inc. (“Newco”)	100.0
Jamestown Assignment Company, Inc. (“JAC”)	100.0
Assigned Settlement Inc. (“ASI”)	100.0

In October 2021, Jamestown Life Insurance Company (“JLIC”), a licensed insurance company in the Commonwealth of Virginia, withdrew its insurance license but continues to operate as a structured settlement annuity assignment company. Effective March 31, 2022, JLIC was renamed JAC.

As of December 31, 2023, GNWLAAC RE, JAC and ASI were unaudited and fully nonadmitted.

The Company’s direct subsidiaries previously included River Lake Insurance Company VII (“RLIC VII”) and River Lake Insurance Company VIII (“RLIC VIII”). RLIC VII and RLIC VIII were dissolved on March 17, 2022.

(b) Nature of Business

The Company’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits (“GMDBs”). Some of the Company’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits (“GMWBs”) and certain types of guaranteed annuitization benefits.

(c) Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the “Virginia Bureau”). These prescribed statutory accounting practices (“SAP”) include a variety of publications of the National

F-9

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Association of Insurance Commissioners (“NAIC”), including Statements of Statutory Accounting Principles (“SSAP”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Certain of the Company’s subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates.

(d) Differences Between SAP and U.S. GAAP

The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles (“U.S. GAAP”), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

•

Investments in bonds are generally carried at amortized cost under SAP. The amortized cost is written down when an impairment is deemed other-than-temporary. Under U.S. GAAP, investments in bonds are carried at fair value with changes recorded in accumulated other comprehensive income (loss). A temporary allowance is recorded for declines in fair value related to credit losses.

•

The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

•

The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

•

Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

•

Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income (loss) is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge (“non-qualifying derivatives”) are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives’ impact on operations is limited to payments and receipts of periodic coupons.

•

Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

F-10

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

•

Interest maintenance reserve (“IMR”) represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

•

Asset valuation reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

•

Certain assets, principally furniture, equipment, prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

•

Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

•

Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

•

Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance (“LTC”) are based on morbidity assumptions derived from the Company’s experience. Asset adequacy analysis (for which the Company uses cash flow testing) is performed annually using best estimate assumptions with provisions for adverse deviation to determine if there is adequate margin when comparing assets to all future liabilities under moderately adverse conditions. If the margin is negative, the Company would be required to record additional statutory reserves in the statutory statement of summary of operations. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. The U.S. GAAP liability uses best estimate cash flow assumptions, which are reviewed at least annually or more frequently if actual experience indicates a change is required. The change in the liability for future policy benefits resulting from cash flow assumption updates is recorded in the income statement.

•

Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

•

Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

•

Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized on a constant-level basis.

•

Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income (loss).

F-11

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

•

Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

•

Under SAP, Federal income taxes are provided for in the Company’s estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

•

The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

•	SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

(e) Recognition of Revenue and Related Expenses

Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

(f) Investments

Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated (“SCA”) insurance companies are carried at the Company’s proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the audited U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

Investments in preferred stocks are carried at fair value.

Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

F-12

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments (“OTTI”). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security’s carrying value and its fair value.

For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Investments in real estate are stated at depreciated cost. As of December 31, 2023 and 2022, the Company’s investment in real estate consisted of properties occupied by the Company of $11.0 and $11.7, respectively. On September 16, 2022, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $2.4. As a result of the sale, the Company recorded a pre-tax gain of $1.8.

Newco, a noninsurance subsidiary, owns and leases certain properties occupied by the Company and its affiliates.

Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. GNWLAAC RE was nonadmitted as of December 31, 2023 and 2022.

Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management’s opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded

F-13

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks, preferred stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

The Company may from time to time participate in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. As of December 31, 2023 and 2022, there were no loaned securities or collateral held.

Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(g) Fair Value Measurements

The Company may from time to time hold certain long-term bonds, common and preferred stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

F-14

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

(h) Investment Income Due and Accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2023 and 2022, the Company’s nonadmitted investment income due and accrued was zero.

(i) Nonadmitted Assets

Certain assets, principally furniture, equipment, agents’ debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

(j) Aggregate Reserves and Liability for Deposit-Type Contracts

Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

F-15

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Variable annuity reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities.

Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

(k) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

(l) Interest Maintenance Reserve

IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

(m) Asset Valuation Reserve

AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

(n) Federal Income Taxes

The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts.

F-16

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(o) Reinsurance

Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

Policy and contract liabilities ceded have been reported as reductions to the related reserves.

(p) Guaranty Association Assessments

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

(q) Electronic Data Processing (“EDP”) Equipment and Software

EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2023 and 2022, EDP equipment and operating software and non-operating software totaled $0.5 and $1.4, respectively. For the years ended December 31, 2023, 2022 and 2021, total depreciation expense for EDP equipment and operating software and non-operating software was $3.2, $4.0 and $4.1, respectively. Of these amounts, $0.3, $0.5 and $0.6 were related to EDP equipment and operating software as of December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, total accumulated depreciation totaled $113.4 and $112.4, respectively, inclusive of $0.2 related to EDP equipment and operating software in both periods.

(r) Derivative Instruments

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

The Company uses cross currency swaps, equity index options, bond purchase commitments, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company’s annuity liabilities. Bond purchase commitments are used to lock in prices of future bond purchases.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized

F-17

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

(s) Experience Refunds

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

(t) Going Concern

The Company’s management does not have any doubts about the Company’s ability to continue as a going concern within one year from the date the statutory financial statements were issued.

(u) Accounting Changes

In March 2023, the NAIC adopted modifications to SSAP No. 34, Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (“PIK”) interest. See Note 2.

In August 2022, the NAIC adopted Actuarial Guideline LIII, Application of the Valuation Manual for Testing the Adequacy of Life Insurer Reserves (“AG 53”), which was effective December 31, 2022. AG 53 provides uniform guidance and clarification of the requirements for the appropriate support of certain assumptions for the asset adequacy analysis performed by life insurers. The adoption of AG 53 did not have an impact on the Company’s financial statements.

(v) Correction of Error

During 2022, the Company recorded a prior period correction related to historical reinsurance impacts on cross-entity term conversions. To record this correction, the Company recorded a reinsurance recoverable from GLIC of $25.0 and decreased net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit, in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. See Notes 5 and 16 for additional information.

F-18

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(2)	Investments

(a) Bonds and Preferred and Common Stocks

As of December 31, 2023 and 2022, the carrying value, gross unrealized gains and losses, and fair value of the Company’s bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

	2023
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$482.5	$20.2	$—	$(49.9)	$—	$452.8
All other governments	128.9	3.7	—	(15.8)	—	116.8
States, territories, and possessions	116.2	2.8	—	(0.9)	—	118.1
Special revenue and special assessment obligations	330.7	10.0	—	(21.5)	—	319.2
Industrial and miscellaneous	7,038.4	121.7	—	(572.7)	—	6,587.4
Residential mortgage-backed	348.2	2.7	—	(20.0)	—	330.9
Commercial mortgage-backed	456.9	—	—	(83.6)	—	373.3
Other asset-backed and structured securities	252.6	0.2	—	(7.7)	—	245.1
Hybrids	44.6	0.6	—	(0.3)	—	44.9

Total bonds	9,199.0	161.9	—	(772.4)	—	8,588.5
Preferred and common stocks — nonaffiliates	59.7	—	—	—	—	59.7

Total bonds and preferred and common stocks	$9,258.7	$161.9	$—	$(772.4)	$—	$8,648.2

	2022
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$508.1	$22.0	$—	$(47.7)	$—	$482.4
All other governments	136.5	3.7	—	(18.0)	—	122.2
States, territories, and possessions	117.2	1.6	—	(1.9)	—	116.9
Special revenue and special assessment obligations	397.6	8.0	—	(32.1)	—	373.5
Industrial and miscellaneous	7,325.6	62.0	—	(795.4)	—	6,592.2
Residential mortgage-backed	381.1	2.3	—	(24.5)	—	358.9
Commercial mortgage-backed	585.1	0.1	—	(76.6)	—	508.6
Other asset-backed and structured securities	288.4	—	—	(16.0)	—	272.4
Hybrids	48.2	0.4	—	(2.5)	—	46.1

Total bonds	9,787.8	100.1	—	(1,014.7)	—	8,873.2
Preferred and common stocks — nonaffiliates	59.1	—	—	—	—	59.1

Total bonds and preferred and common stocks	$9,846.9	$100.1	$—	$(1,014.7)	$—	$8,932.3

Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for

F-19

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, unrealized losses on bonds where carrying value equaled fair value were de minimis as of December 31, 2023 and 2022, respectively.

As of December 31, 2023, the scheduled contractual maturity distribution of the bond portfolio was as follows:

	2023
	Carrying value	Fair value
Due in one year or less	$239.4	$237.7
Due after one year through five years	1,182.7	1,167.0
Due after five years through ten years	1,364.2	1,308.8
Due after ten years	5,355.0	4,925.7

Subtotals	8,141.3	7,639.2
Residential mortgage-backed	348.2	330.9
Commercial mortgage-backed	456.9	373.3
Other asset-backed structured securities	252.6	245.1

Totals	$9,199.0	$8,588.5

Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.8 as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, approximately 76.5% and 74.8%, respectively, of the Company’s long-term bond portfolio was composed of security issues in the industrial and miscellaneous category, the vast majority of which are rated investment grade and are senior secured bonds. The Company’s portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2023 and 2022, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

The credit quality mix of the bond portfolio as of December 31, 2023 and 2022 was as follows. The quality ratings represent NAIC designations.

	2023		2022
	Carrying value	Percent	Carrying value	Percent
Class 1 — highest quality	$4,827.8	52.5%	$4,976.3	50.8%
Class 2 — high quality	4,033.5	43.8	4,423.4	45.2
Class 3 — medium quality	312.6	3.4	368.6	3.8
Class 4 — low quality	18.0	0.2	19.4	0.2
Class 5 — lower quality	7.0	0.1	—	—
Class 6 — in or near default	0.1	—	0.1	—

Totals	$9,199.0	100.0%	$9,787.8	100.0%

F-20

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor’s Financial Services LLC or Moody’s Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

There were no bonds in default as of December 31, 2023 and 2022.

(b) Common Stocks of Affiliates

The Company’s investment in common stocks of affiliates as of December 31, 2023 and 2022 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company’s insurance company subsidiaries as of and for the years ended December 31, 2023, 2022 and 2021:

	GLICNY	RLIC VI1	RLIC X1
2023
Total admitted assets	$7,050.7	$2,038.2	$926.6
Total liabilities	6,838.8	1,966.5	901.5
Total capital and surplus	211.9	71.7	25.1
Net income (loss)	(1.1)	80.3	13.5

2022
Total admitted assets	$7,262.1	$2,196.4	$952.2
Total liabilities	7,050.4	2,122.2	930.5
Total capital and surplus	211.7	74.2	21.7
Net income	0.3	185.8	66.8

2021
Total admitted assets	$7,569.5	$2,319.5	$959.7
Total liabilities	7,345.3	2,253.9	928.4
Total capital and surplus	224.2	65.6	31.3
Net income (loss)	7.5	(814.1)	(527.1)

[1]	As of December 31, 2023 and 2022, the Company carried its investment in the subsidiary at zero.

As of December 31, 2023 and 2022, the Company’s investment in GLICNY was $73.1 and $73.0, respectively.

Effective December 1, 2021, RLIC X was granted a permitted practice from the Vermont Department of Financial Regulation to record an excess of loss (“XOL”) reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) as a gross admitted asset and as paid in surplus.

Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the “RLIC VI XOL Treaty”) with Canada Life Assurance Company (“Canada Life”), operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice from the Delaware Department of Insurance (“Delaware Department”) pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. Effective December 1, 2021, RLIC VI was granted a permitted practice from the Delaware Department whereby RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the term life insurance policies as a gross admitted asset and as paid in surplus.

F-21

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company has an investment in Newco which is audited and fully admitted at audited U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2023 and 2022, the Company’s investment in Newco was $45.0 and $45.7, respectively. Statutory goodwill was amortized over 10 years in accordance with SSAP No. 97 and was fully amortized in 2022. The amount amortized for the years ended December 31, 2022 and 2021 was $0.8 and $1.0, respectively.

As of December 31, 2023 and 2022, GNWLAAC RE and JAC were unaudited and nonadmitted.

(c) Mortgage Loans

As of December 31, 2023 and 2022, the Company’s mortgage loan portfolio consisted of 367 and 379, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2023 were 6.5% and 6.0%, respectively. All of the mortgage loans were current as of December 31, 2023 and 2022.

The Company’s mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2023 and 2022:

	2023		2022
Property type	Carrying value	Percent of total	Carrying value	Percent of total
Retail	$656.7	39.1%	$680.0	39.0%
Office	420.9	25.0	438.9	25.1
Industrial	403.1	24.0	417.8	23.9
Mixed use	99.4	5.9	98.3	5.6
Apartments	73.2	4.3	81.3	4.7
Other	28.2	1.7	29.2	1.7

Total principal balance	$1,681.5	100.0%	$1,745.5	100.0%

	2023		2022
Geographic region	Carrying value	Percent of total	Carrying value	Percent of total
South Atlantic	$468.3	27.8%	$478.7	27.4%
Pacific	320.6	19.1	340.0	19.5
Mountain	180.7	10.7	187.3	10.7
Middle Atlantic	164.9	9.8	172.9	9.9
West North Central	149.1	8.9	158.5	9.1
East North Central	136.1	8.1	139.4	8.0
West South Central	130.0	7.7	130.9	7.5
East South Central	81.6	4.9	85.8	4.9
New England	50.2	3.0	52.0	3.0

Total principal balance	$1,681.5	100.0%	$1,745.5	100.0%

F-22

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2023 and 2022. The Company had no impaired loans as of December 31, 2023 and 2022.

The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2023 and 2022:

	2023			2022
	Commercial			Commercial
	Insured	All Other	Total	Insured	All Other	Total
Recorded investment (All)
Current (less than 30 days past due)	$—	$1,681.5	$1,681.5	$—	$1,745.5	$1,745.5
Interest reduced
Recorded investment	$—	$—	$—	$—	$15.1	$15.1
Number of loans	—	—	—	—	1	1
Percent reduced	—%	—%	—%	—%	0.6%	0.6%
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$—	$—

As of December 31, 2023 and 2022, the Company held no farm, mezzanine or residential mortgage loans.

During the years ended December 31, 2023 and 2022, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in the Company’s expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2023, 2022 and 2021, the Company originated $3.8, $28.1, and $7.4, respectively, in mortgage loans secured by real estate in California. As of December 31, 2023 and 2022, the Company held $191.3 and $205.0, respectively, of mortgages secured by real estate in California, which was 11.4% and 11.7%, respectively, of its total mortgage portfolio.

F-23

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2023 and 2022:

	2023 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$214.6	$222.3	$219.8	$—	$—	$656.7
Office	81.7	45.4	286.8	7.0	—	420.9
Industrial	193.1	64.8	145.2	—	—	403.1
Mixed use	22.9	1.6	74.9	—	—	99.4
Apartments	34.0	8.4	30.8	—	—	73.2
Other	10.7	—	17.5	—	—	28.2

Total	$557.0	$342.5	$775.0	$7.0	$—	$1,681.5

Percent of total	33.1%	20.4%	46.1%	0.4%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.9	1.7	1.4	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2022 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$213.1	$165.3	$301.6	$—	$—	$680.0
Office	90.6	44.9	303.4	—	—	438.9
Industrial	211.5	43.8	162.5	—	—	417.8
Mixed use	18.3	13.2	66.8	—	—	98.3
Apartments	41.4	8.5	31.4	—	—	81.3
Other	11.3	—	17.9	—	—	29.2

Total	$586.2	$275.7	$883.6	$—	$—	$1,745.5

Percent of total	33.6%	15.8%	50.6%	—%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.9	1.7	—	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-24

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2023 and 2022:

	2023 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$21.7	$18.3	$109.8	$283.4	$223.5	$656.7
Office	53.0	10.4	75.3	175.5	106.7	420.9
Industrial	10.8	1.7	27.5	151.6	211.5	403.1
Mixed use	0.8	9.2	20.9	32.0	36.5	99.4
Apartments	2.2	—	7.6	52.4	11.0	73.2
Other	—	14.6	2.9	3.4	7.3	28.2

Total	$88.5	$54.2	$244.0	$698.3	$596.5	$1,681.5

Percent of total	5.3%	3.2%	14.5%	41.5%	35.5%	100.0%

Weighted-average loan-to-value(2)	63.6%	63.8%	63.9%	58.1%	47.1%	55.5%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2022 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$22.1	$21.2	$127.3	$318.2	$191.2	$680.0
Office	7.0	73.0	37.9	224.2	96.8	438.9
Industrial	0.8	7.4	40.0	188.7	180.9	417.8
Mixed use	—	5.6	9.8	49.8	33.1	98.3
Apartments	—	—	26.7	41.7	12.9	81.3
Other	14.9	0.0	3.0	3.6	7.7	29.2

Total	$44.8	$107.2	$244.7	$826.2	$522.6	$1,745.5

Percent of total	2.6%	6.1%	14.0%	47.3%	30.0%	100.0%

Weighted-average loan-to-value(2)	63.3%	61.0%	62.8%	60.7%	44.6%	56.3%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-25

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

As of December 31, 2023 and 2022, the Company did not have any floating rate mortgage loans.

Low Income Housing Tax Credit

The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2023:

Fund name	Remaining years	Required holding period
Alliant EWA Villages II Hawaii, LLC	1	15

The low income housing tax credit (“LIHTC”) and other tax benefits recognized during the years ending December 31, 2023, 2022 and 2021 were as follows:

Fund name	State	2023	2022	2021
Alliant EWA Villages II Hawaii, LLC	Hawaii	$0.2	$0.2	$0.2

Total		$0.2	$0.2	$0.2

The balance of the investment recognized was as follows:

Fund name	2023	2022
Alliant EWA Villages II Hawaii, LLC	$—	$0.1

As of December 31, 2023, there were no LIHTC properties currently subject to any regulatory reviews.

As of December 31, 2023, the Company’s investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

The fair value of the below listed limited partnership funds declined during the years ended December 31, 2023, 2022 and 2021 as follows:

	Amount of impairment
Description	2023	2022	2021
Carlyle Realty Partners, Fund V	$—	$—	$2.0

The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

(d) Derivative Instruments

The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company’s annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives

F-26

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Association, Inc (“ISDA”) Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

The Company uses bond purchase commitments to lock in prices of future bond purchases.

Counterparty Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company’s maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

The current credit exposure of the Company’s derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2023, the counterparties to all of the Company’s derivatives had a minimum credit rating of BBB+. As of December 31, 2023 and 2022, the Company held derivative counterparty collateral with fair value of $3.8 and $6.5, respectively.

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2023 and 2022:

	2023			2022
Derivative type	Carrying value	Fair value	Notional value	Carrying value	Fair value	Notional value
Financial futures	$—	$—	$1,120.7	$—	$—	$1,252.4
Cross currency swaps	(0.3)	1.2	29.9	1.1	3.6	29.9
Equity index options	14.9	14.9	701.1	5.7	5.7	935.7
Bond purchase commitments	—	19.8	385.0	—	—	—

Totals	$14.6	$35.9	$2,236.7	$6.8	$9.3	$2,218.0

The financial futures, cross currency swaps, equity index options, and bond purchase commitments in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2023, 2022 and 2021.

The Company recorded no unrealized gains or losses as of December 31, 2023 and 2022 resulting from derivatives that no longer qualify for hedge accounting.

For derivatives accounted for as cash flow hedges of a forecasted transaction:

1) As of December 31, 2023, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 10 years; and

2) For the years ended December 31, 2023, 2022, and 2021, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

F-27

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The futures margin account recorded as part of derivative assets was $1.0 and $0.8 as of December 31, 2023 and 2022, respectively.

The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

Certain of the Company’s master swap agreements contain a provision that allows the counterparty to terminate derivative transactions if the risk-based capital (_“RBC_”) ratio of the Company goes below a certain threshold. As of December 31, 2023, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements; therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

(e) Net Investment Income

For the years ended December 31, 2023, 2022 and 2021, the sources of net investment income of the Company were as follows:

	2023	2022	2021
Bonds	$439.6	$460.4	$506.7
Preferred and common stocks	2.8	2.3	2.5
Mortgage loans	74.1	80.6	101.6
Contract loans	27.3	27.6	24.0
Cash, cash equivalents and short-term investments	12.6	3.0	0.1
Real estate	3.6	3.6	3.6
Other invested assets	7.9	7.8	10.1
Derivative instruments	0.4	—	0.3
Other	0.1	0.1	0.1

Gross investment income	568.4	585.4	649.0
Investment and interest expenses	(15.6)	(14.7)	(18.5)

Net investment income	$552.8	$570.7	$630.5

The gross, nonadmitted and admitted amounts for interest income due and accrued as of December 31, 2023 were as follows:

Interest Income Due and Accrued	Amount
1. Gross	$114.9
2. Nonadmitted	$—
3. Admitted	$114.9

There was no aggregate deferred interest as of December 31, 2023.

The cumulative amounts of PIK interest included in the current principal balance as of December 31, 2023 was $59.8.

The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income (loss) generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023		2022		2021
	General account	Separate account	General account	Separate account	General account	Separate account
(1) Number of CUSIPS	9	—	22	—	40	—
(2) Aggregate amount of investment income (loss)	$(0.4)	$—	$3.4	$—	$11.0	$—

F-28

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

For the years ended December 31, 2023, 2022 and 2021, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

	2023	2022	2021
Proceeds from sales, maturities or other redemptions of bonds	$827.1	$848.4	$1,737.5

Gross realized capital:
Gains on sales	$40.5	$83.9	$118.9
Losses on sales	(173.8)	(166.8)	(181.5)

Net realized gains (losses) on sales	(133.3)	(82.9)	(62.6)
Impairment losses	—	—	(2.0)

Subtotal	(133.3)	(82.9)	(64.6)
Federal income tax provision	3.8	(1.0)	(20.5)
Transfers to IMR, net of tax	9.9	0.4	(31.9)

Realized capital gains (losses), net	$(119.6)	$(83.5)	$(117.0)

(f) Impairment of Investment Securities

The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management’s best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

•	The Company intends to sell a security; or

•	The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

As of December 31, 2023, the Company had no loan-backed securities which recognized OTTI.

As of December 31, 2023, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

F-29

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2023:

	2023
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$9.7	$(0.1)	2	$177.2	$(49.8)	12
All other governments	1.6	—	1	84.8	(15.8)	20
States, territories and possessions	15.6	(0.1)	3	12.0	(0.8)	9
Special revenue and special assessment obligations	29.3	(0.3)	8	156.5	(21.2)	43
Industrial and miscellaneous	263.1	(5.3)	56	4,275.6	(567.4)	928
Residential mortgage-backed	25.5	(0.3)	13	174.9	(19.7)	69
Commercial mortgage-backed	8.0	(0.3)	3	365.3	(83.3)	75
Other asset-backed and structured securities	—	—	—	228.8	(7.7)	64
Hybrids	7.8	—	1	10.4	(0.3)	4

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

% below cost — fixed maturity securities:
<20% below cost	$360.6	$(6.4)	87	$4,518.0	$(421.3)	1,032
20-50% below cost	—	—	—	965.5	(341.7)	191
>50% below cost	—	—	—	2.0	(3.0)	1

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

% below cost — equity securities:
<20% below cost	7.8	(1.0)	1	4.9	(0.1)	2
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2
Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

Investment grade — fixed maturity securities	$347.2	$(6.3)	82	$5,227.4	$(737.7)	1,150
Below investment grade — fixed maturity securities	13.4	(0.1)	5	258.1	(28.3)	74
Investment grade — equity securities	—	—	—	4.9	(0.1)	2
Below investment grade — equity securities	7.8	(1.0)	1	—	—	—

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

Based on a qualitative and quantitative review of the issuers of the securities in the table above, the Company believes the decline in fair value was largely due to increasing interest rates and widening credit spreads and was not indicative of credit losses. The issuers continue to make timely principal and interest payments. For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

F-30

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2022:

	2022
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$177.2	$(47.4)	13	$5.2	$(0.3)	1
All other governments	78.0	(15.5)	20	9.1	(2.5)	3
States, territories and possessions	59.3	(1.7)	21	0.8	(0.2)	1
Special revenue and special assessment obligations	226.3	(29.2)	59	9.1	(2.9)	4
Industrial and miscellaneous	4,877.5	(688.8)	1,090	291.0	(106.6)	75
Residential mortgage-backed	224.2	(18.1)	83	18.7	(6.4)	10
Commercial mortgage-backed	474.5	(70.6)	87	24.2	(6.0)	6
Other asset-backed and structured securities	251.2	(13.0)	66	21.1	(3.0)	8
Hybrids	40.1	(2.5)	6	—	—	—

Total fixed maturity securities	6,408.3	(886.8)	1,445	379.2	(127.9)	108

Total equity securities	13.2	(0.7)	3	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

% below cost — fixed maturity securities:
<20% below cost	$5,319.7	$(509.4)	1,217	$120.2	$(19.6)	38
20-50% below cost	1,088.6	(377.4)	228	259.0	(108.3)	70
>50% below cost	—	—	—	—	—	—

Total fixed maturity securities	6,408.3	(886.8)	1,445	379.2	(127.9)	108

% below cost — equity securities:
<20% below cost	13.2	(0.7)	3	—	—	—
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	13.2	(0.7)	3	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

Investment grade — fixed maturity securities	$6,147.3	$(859.9)	1,368	$312.4	$(112.0)	92
Below investment grade — fixed maturity securities	261.0	(26.9)	77	66.8	(15.9)	16
Investment grade — equity securities	4.6	(0.4)	2	—	—	—
Below investment grade — equity securities	8.6	(0.3)	1	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

F-31

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(g) Sub-prime Mortgage Related Risk

Fair Isaac Company (“FICO”) developed the FICO credit-scoring model to calculate a score based upon a borrower’s credit history. FICO credit scores are used as one indicator of a borrower’s credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a “prime” loan and a score below 620 generally viewed as a “sub-prime” loan. “A minus” loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

As of December 31, 2023, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

The Company did not have any direct exposure in other investments with underlying sub-prime or Alt-A related risk as of December 31, 2023.

The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2023.

(h) Securities Lending

Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company’s separate accounts.

As of December 31, 2023 and 2022, there were no loaned securities or collateral held.

(i) Assets Pledged as Collateral

As of December 31, 2023 and 2022, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

The Company did not have any open securities lending transactions as of December 31, 2023 and 2022.

F-32

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(j) Restricted Assets

The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2023 and 2022:

	Gross (admitted and nonadmitted) restricted						Percentage
	2023
Restricted asset category	Total general account	Total separate account restricted assets	Total	Total from 2022	Increase/ (decrease)	Total 2023 admitted restricted	Gross (admitted and nonadmitted) restricted to total assets	Admitted restricted to total admitted assets
Federal Home Loan Bank (“FHLB”) capital stock	$17.1	$—	$17.1	$16.3	$0.8	$17.1	0.1%	0.1%
On deposit with states	7.8	—	7.8	7.8	—	7.8	—	—
Pledged as collateral:
Derivatives	143.9	—	143.9	135.6	8.3	143.9	0.8	0.8
Reinsurance trust	1,235.3	—	1,235.3	1,214.8	20.5	1,235.3	7.0	7.2
FHLB agreements	200.7	—	200.7	286.5	(85.8)	200.7	1.1	1.2

Total restricted assets	$1,604.8	$—	$1,604.8	$1,661.0	$(56.2)	$1,604.8	9.0%	9.3%

There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, the Company held no other restricted assets.

There was no collateral received and reflected as assets within the Company’s financial statements as of December 31, 2023 and 2022.

(k) 5GI Securities

The table below presents 5GI securities held as of December 31, 2023 and 2022:

	Number of 5GI Securities		Aggregate BACV		Aggregate fair value
Investments	2023	2022	2023	2022	2023	2022
(1) Bonds — AC	$—	—	$—	$—	$—	$—
(2) Loan-backed & Structured Securities — AC	—	—	—	—	—	—
(3) Preferred Stock — AC	—	—	—	—	—	—
(4) Preferred Stock — FV	1	1	0.5	0.5	0.5	0.5

(5) Total (1+2+3+4)	1	1	$0.5	$0.5	$0.5	$0.5

AC — Amortized cost      FV — Fair value

F-33

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(3) Aggregate Reserves

As of December 31, 2023 and 2022, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:

	2023		2022
Line of business	Amount	Interest rates	Amount	Interest rates
Individual life:
Traditional	$503.9	4.1%	$532.1	4.2%
Universal	5,311.6	4.3%	5,296.1	4.3%
Supplementary contracts with life contingencies	117.3	3.6%	111.6	3.4%

Total individual life	5,932.8		5,939.8

Group life	13.9	4.4%	15.0	4.5%

Total life	5,946.7		5,954.8

Annuities:
Individual annuities:
Immediate	883.6	5.8%	959.8	5.9%
Deferred	990.6	4.3%	1,238.3	4.3%
Variable	55.9	3.4%	61.1	3.5%

Total individual annuities	1,930.1		2,259.2

Group annuities:
Other group annuities	26.1	6.4%	28.9	6.4%

Total annuities	1,956.2		2,288.1

Accidental death benefits	0.4	3.0%	0.5	3.0%
Disability:
Active lives	7.3	4.3%	8.3	4.3%
Disabled lives	61.8	3.7%	72.9	3.5%

Total disability	69.1		81.2

Other reserves	1,504.1	3.9%	1,744.1	4.0%
Accident and health:
Individual	0.4	3.4%	0.5	3.5%

Total accident and health	0.4		0.5

Total life, annuities, and accident and health aggregate reserves	9,476.9		10,069.2

Deposit-type funds:
Supplementary contracts without life contingencies	274.4	2.7%	344.3	2.6%
Other deposit-type funds	157.6	2.5%	217.3	2.2%

Total deposit-type funds	432.0		561.6

Total aggregate reserves and deposit-type funds	$9,908.9		$10,630.8

Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, or a-2000 mortality tables.

As of December 31, 2023 and 2022, the Company had $891.3 and $991.6, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to Actuarial Guideline XXXVIII (“AG38”) section 8.D.

F-34

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.4 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2023 and 2022.

Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or one-twenty-fourth of the annual valuation cost of insurance, adjusted for the substandard ratings on the policy.

The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

As of December 31, 2023 and 2022, the Company had $21,105.5 and $22,093.0, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $267.2 and $271.9, respectively, as of December 31, 2023 and 2022 and are reported in aggregate reserves — life and annuity contracts.

For certain interest sensitive life and immediate annuity reserves, tabular interest has been determined from basic data. The tabular interest for all other lines of business has been determined by formula as described in the NAIC instructions. For certain interest sensitive life reserves, tabular cost has been determined from basic data. Tabular cost for all other lines of business and tabular less actual reserve released have been determined by formula as described in the NAIC instructions.

For funds held on deposit, interest on funds was the actual interest credited to funds. For other funds not involving life contingencies, interest has been determined by formula or from basic data.

As of December 31, 2023, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

	2023
	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
A. Individual annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$734.0	$5.8	$—	$739.8	6.9%
b. At book value less current surrender charge of 5% or more	13.1	—	—	13.1	0.1
c. At fair value	—	—	3,895.2	3,895.2	36.5

d. Total with market value adjustment or at fair value (total of a-c)	747.1	5.8	3,895.2	4,648.1	43.5
e. At book value without adjustment (minimal or no charge or adjustment)	659.6	—	—	659.6	6.2
(2) Not subject to discretionary withdrawal	5,347.0	—	17.9	5,364.9	50.3

(3) Total (gross: direct + assumed)	6,753.7	5.8	3,913.1	10,672.6	100.0%

(4) Reinsurance ceded	4,706.3	—	—	4,706.3

(5) Total net (3) – (4)	$2,047.4	$5.8	$3,913.1	$5,966.3

(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$1.8	$—	$—	$1.8

F-35

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
B. Group annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	35.7	35.7	57.8

d. Total with market value adjustment or at fair value (total of a-c)	—	—	35.7	35.7	57.8
e. At book value without adjustment (minimal or no charge or adjustment)	0.8	—	—	0.8	1.3
(2) Not subject to discretionary withdrawal	25.3	—	—	25.3	40.9

(3) Total (gross: direct + assumed)	26.1	—	35.7	61.8	100.0%

(4) Reinsurance ceded	—	—	—	—

(5) Total net (3) – (4)	$26.1	$—	$35.7	$61.8

(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
C. Deposit-type contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—

d. Total with market value adjustment or at fair value (total of a-c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	234.8	—	—	234.8	27.8
(2) Not subject to discretionary withdrawal	611.2	—	—	611.2	72.2

(3) Total (gross: direct + assumed)	846.0	—	—	846.0	100.0%

(4) Reinsurance ceded	414.0	—	—	414.0

(5) Total net (3) – (4)	$432.0	$—	$—	$432.0

(6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

F-36

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

As of December 31, 2023, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve
A. General account
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$140.7	$211.9
b. Universal life	1,814.2	1,599.4	1,767.4
c. Universal life with secondary guarantees	2,248.4	2,166.2	6,294.0
d. Indexed universal life	42.7	36.6	42.5
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	9.2	9.2	9.5
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	6,150.0
b. Accidental death benefits	XXX	XXX	0.4
c. Disability — active lives	XXX	XXX	8.6
d. Disability — disabled lives	XXX	XXX	63.1
e. Miscellaneous reserves	XXX	XXX	1,181.3

(3) Total (gross: direct + assumed)	4,114.5	3,952.1	15,728.7
(4) Reinsurance ceded	1,108.4	1,000.4	8,678.0

(5) Total (net) (3) – (4)	$3,006.1	$2,951.7	$7,050.7

	Account value	Cash value	Reserve
B. Separate account with guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	258.8	258.8	259.1
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	258.8	258.8	259.1
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$258.8	$258.8	$259.1

F-37

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	Account value	Cash value	Reserve
C. Separate account nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$—	$—	$—

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2023 and 2022 were as follows:

	2023		2022
	Gross	Net of loading	Gross	Net of loading
Industrial	$0.2	$0.2	$0.2	$0.2
Ordinary renewal	144.8	313.8	151.5	346.1
Group life	0.3	1.4	0.3	1.3

Total	$145.3	$315.4	$152.0	$347.6

The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2023 and 2022.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

The Company’s variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant’s death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company’s separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2023 and 2022, the Company had reserves related to these guaranteed benefits of $352.3 and $485.2, respectively.

F-38

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2023 and 2022:

	2023	2022
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$1,726.7	$1,725.2
Net amount at risk	$1.5	$2.4
Average attained age of contract holders	77	77
Enhanced death benefits (step-up, roll-up, payment protection) account value	$901.3	$905.9
Net amount at risk	$115.9	$173.3
Average attained age of contract holders	77	77
Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits	$1,119.8	$1,165.7
Guaranteed annuitization benefits	$782.4	$748.3

The contracts underlying the GMWB and guaranteed annuitization benefits are considered “in the money” if the contract holder’s benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2023 and 2022, the Company’s exposure related to GMWB and guaranteed annuitization benefits contracts that were considered “in the money” was $659.3 $769.6, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)	Liability for Policy and Contract Claims

Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.4 as of December 31, 2023, 2022 and 2021 is summarized as follows:

	2023	2022	2021
Balance as of January 1	$30.4	$30.2	$35.2
Less reinsurance reserve credit and recoverable	30.0	29.8	34.7

Net balance as of January 1	0.4	0.4	0.5

Incurred related to:
Current year	—	—	—
Prior years	0.1	0.1	0.1

Total incurred	0.1	0.1	0.1

Paid related to:
Current year	—	—	—
Prior years	0.1	0.1	0.2

Total paid	0.1	0.1	0.2

Net balance as of December 31	0.4	0.4	0.4
Plus reinsurance reserve credit and recoverable	26.1	30.0	29.8

Balance as of December 31	$26.5	$30.4	$30.2

Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

F-39

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

For the years ended December 31, 2023, 2022 and 2021, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $91.6 and $102.1 of life contract claims as of December 31, 2023 and 2022, respectively.

(5)	Transactions with Affiliates

The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

GLIC

GNA

Enact Mortgage Insurance Corporation (“EMIC”)

JAC

RLIC VI

RLIC X

In April 2023, the Company received $44.3 in cash from GLIC to settle the reinsurance receivables discussed in Notes 1(v) and 16.

On January 6, 2023, RLIC VI returned contributed surplus to the Company of $5.0 in cash.

On December 16, 2022, RLIC X returned contributed surplus to the Company of $13.0 in cash.

Effective March 17, 2022, RLIC VII and RLIC VIII were dissolved and each returned contributed surplus to the Company in the amount of $0.3 in cash on March 28, 2022.

On December 15, 2021, in connection with the recapture of the reinsurance agreement discussed in Note 8, RLIC VII and RLIC VIII returned contributed surplus to the Company in the amount of $29.3 and $37.2, respectively, in cash.

On September 27, 2021, in connection with the reinsurance transaction discussed in Note 8, JLIC returned contributed surplus to the Company in the amount of $101.0, which consisted of bonds of $81.8, accrued interest of $0.7 and cash of $18.5. On December 21, 2021, JLIC returned additional contributed surplus to the Company in the amount of $3.0 in cash.

For years ended December 31, 2023, 2022 and 2021, the Company made net payments for intercompany settlements of $41.4, $51.0, and $71.7, respectively.

On August 31, 2021, after receiving approval from the Virginia Bureau and the State of Delaware Department of Insurance, the Company and GLIC executed a Master Promissory Note. Under terms of this note the borrower may borrow up to a maximum of $300.0 from the lender for up to 90 business days. Any loan shall be repaid by the borrower to the lender immediately upon written demand. The note pays interest at the daily overnight U.S. Federal Funds Rate less 0.10%, with a floor of 0.25%. There were no outstanding balances payable to or due from GLIC as of December 31, 2023 or 2022.

The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company’s indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 5.23%, 4.23%, and 0.25%

F-40

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

during the years ended December 31, 2023, 2022 and 2021, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2023 or 2022.

The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY’s variable annuity products.

The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private Limited and EMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements.

Total amounts due from or owed to affiliates as of December 31, 2023 and 2022 are included in the following balance sheet captions:

	2023	2022
Assets:
Amounts recoverable from reinsurers and funds held	$306.5	$412.2
Receivable from parent, subsidiaries and affiliates	0.2	0.1

Total assets	$306.7	$412.3

Liabilities:
Current Federal income tax payable	$2.2	$29.0
Payable to parent, subsidiaries and affiliates	11.8	10.2
Other amounts payable on reinsurance	13.5	17.5

Total liabilities	$27.5	$56.7

The amounts recoverable from reinsurers and funds held in 2022 included $44.3 due from GLIC related to the corrections discussed in Notes 1(v) and 16.

(6)	Income Taxes

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law by President Biden. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. The controlled group of corporations of which the Company is a member has determined it is not an applicable corporation in 2023. The Company intends to amend its tax sharing agreement in 2024 to reflect CAMT.

F-41

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(a) Components of deferred tax assets and deferred tax liabilities

1.	The components of the net DTA recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2023 and 2022 were as follows:

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Gross DTA	$543.0	$9.9	$552.9	$570.9	$12.3	$583.2	$(27.9)	$(2.4)	$(30.3)
b. Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

c. Adjusted gross DTA (1a – 1b)	543.0	9.9	552.9	570.9	12.3	583.2	(27.9)	(2.4)	(30.3)
d. DTA nonadmitted	361.2	8.8	370.0	360.3	12.0	372.3	0.9	(3.2)	(2.3)

e. Subtotal: net admitted DTA (1c – 1d)	181.8	1.1	182.9	210.6	0.3	210.9	(28.8)	0.8	(28.0)
f. DTL	87.7	0.1	87.8	105.7	0.3	106.0	(18.0)	(0.2)	(18.2)

g. Net admitted DTA/ (DTL) (1e – 1f)	$94.1	$1.0	$95.1	$104.9	$—	$104.9	$(10.8)	$1.0	$(9.8)

2.	Admission calculation components for SSAP No. 101 as of December 31, 2023 and 2022:

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)	94.0	1.1	95.1	104.9	—	104.9	(10.9)	1.1	(9.8)
1. Adjusted gross DTA expected to be realized following the balance sheet date	94.0	1.1	95.1	104.9	—	104.9	(10.9)	1.1	(9.8)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	120.0	XXX	XXX	100.7	XXX	XXX	19.3
c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL	87.8	—	87.8	105.7	0.3	106.0	(17.9)	(0.3)	(18.2)

d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$181.8	$1.1	$182.9	$210.6	$0.3	$210.9	$(28.8)	$0.8	$(28.0)

F-42

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

3.	Ratio used to determine applicable period used in 6(a)2:

	2023	2022
a. Ratio percentage used to determine recovery period and threshold limitation amount	783%	640%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$937.0	$798.7

4.	Impact of tax planning strategies:

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
1. Adjusted Gross DTAs Amount from Note 6a1(c)	$543.0	$9.9	$570.9	$12.3	$(27.9)	$(2.4)

2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)	$181.8	$1.1	$210.6	$0.3	$(28.8)	$0.8

4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

b.	The Company did not use reinsurance tax planning strategies for the years ended December 31, 2023, 2022 and 2021.

(b) Unrecognized deferred tax liabilities

The Company did not have any unrecognized DTLs during the years ended December 31, 2023, 2022 and 2021.

(c) Current income tax and change in deferred tax

The provision for income taxes incurred on operations for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	Change
1. Current Income Taxes
a. Federal income taxes	$14.9	$(23.4)	$38.3
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	14.9	(23.4)	38.3
d. Federal income tax on net capital gains (losses)	(3.8)	1.0	(4.8)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income tax incurred	$11.1	$(22.4)	$33.5

F-43

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022	2021	Change
1. Current Income Taxes
a. Federal income taxes	$(23.4)	$(52.3)	$28.9
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(23.4)	(52.3)	28.9
d. Federal income tax on net capital gains (losses)	1.0	20.5	(19.5)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$(22.4)	$(31.8)	$9.4

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2023 and 2022:

	2023	2022	Change
2. DTA
A. Ordinary
1. Discounting of unpaid losses	$—	$—	$—
2. Unearned premium reserve	—	—	—
3a. Transition reserves	3.0	4.5	(1.5)
3b. Policyholder reserves	366.8	396.2	(29.4)
4. Investments	42.0	32.8	9.2
5. Deferred acquisition costs	127.0	125.7	1.3
6. Policyholder dividends accrual	—	—	—
7. Fixed assets	0.6	0.6	—
8. Compensation and benefits accrual	—	—	—
9. Pension accrual	—	—	—
10. Receivable—nonadmitted	2.3	2.3	—
11. Net operating loss carry forward	—	—	—
12. Tax credit carry forward	0.4	1.0	(0.6)
13. Other (including items less than 5% of total ordinary tax assets)	0.9	7.8	(6.9)

99. Subtotal ordinary	543.0	570.9	(27.9)
B. Statutory valuation allowance adjustment	—	—	—
C. Nonadmitted DTA	361.2	360.3	0.9

D. Admitted ordinary DTA (2A99 – 2B – 2C)	181.8	210.6	(28.8)
E. Capital			—
1. Investments	9.9	12.3	(2.4)
2. Net capital loss carry forward	—	—	—
3. Real estate	—	—	—
4. Other (including items less than 5% of total ordinary tax assets)	—	—	—

99. Subtotal capital	9.9	12.3	(2.4)
F. Statutory valuation allowance adjustment	—	—	—
G. Nonadmitted DTA	8.8	12.0	(3.2)

H. Admitted capital DTA (2E99 – 2F – 2G)	1.1	0.3	0.8

I. Admitted DTA (2D + 2H)	$182.9	$210.9	$(28.0)

F-44

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	Change
3. DTL
A. Ordinary
1. Investments	$1.2	$1.7	$(0.5)
2. Fixed assets	—	—	—
3. Deferred and uncollected premiums	66.3	73.1	(6.8)
4(a). Transition reserves	18.2	27.3	(9.1)
4(b). Policyholder reserves	2.0	3.6	(1.6)
5. Other	—	—	—

99. Subtotal ordinary	87.7	105.7	(18.0)

B. Capital
1. Investments	0.1	0.3	(0.2)
2. Real estate	—	—	—
3. Other	—	—	—

99. Subtotal capital	0.1	0.3	(0.2)

C. DTL (3A99 + 3B99)	87.8	106.0	(18.2)

4. Net DTA (DTL) (2I — 3C)	$95.1	$104.9	$(9.8)

Based on an analysis of the Company’s tax position for the year ended December 31, 2023, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

	December 31,
	2023	2022	Change
Total gross DTA	$552.9	$583.2	$(30.3)
Statutory valuation allowance adjustment	—	—	—

Adjusted gross DTAs	552.9	583.2	(30.3)
Total gross DTL	87.8	106.0	(18.2)

Net DTA	$465.1	$477.2	(12.1)

Deferred tax on change in net unrealized capital gains (losses)			5.5

Change in net deferred income taxes			$(6.6)

F-45

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(d) Reconciliation of Federal income tax rate to actual effective tax rate

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Provision computed at statutory tax rate	$20.9	$(4.7)	$(37.6)
Tax exempt interest	(0.1)	(0.2)	(0.3)
Benefit of dividends	(1.7)	(1.2)	(2.0)
Change in tax contingency reserve	—	0.1	(0.2)
Statutory amortization of IMR	(0.4)	(0.9)	(0.9)
Foreign taxes	(0.2)	(0.3)	—
Change in nonadmitted assets	5.9	(0.3)	(3.3)
Deferred reinsurance gains	(6.7)	(9.5)	(3.2)
Transfer of IMR	—	—	(3.5)
Intercompany bonds transfer (see Note 5)	—	—	(1.9)
Prior year provision to return true-up	(0.1)	2.0	(0.4)
Reinsurance transaction treated as nontaxable reorganization (see Note 8)	—	—	(41.5)
Other adjustments	0.1	(0.2)	0.2

Total	$17.7	$(15.2)	$(94.6)

Federal income taxes incurred	$11.1	$(22.4)	$(31.8)
Change in net deferred income taxes	6.6	7.2	(62.8)

Total	$17.7	$(15.2)	$(94.6)

(e) Operating loss and tax credit carry forwards and protective tax deposits

As of December 31, 2023, the Company had no operating losses to carry forward.

As of December 31, 2023, the Company had tax credits to carry forward that will expire, if unutilized, as follows:

Origination year	Amount	Expires after
2018	$0.2	2028
2019	0.2	2029

There were no income taxes incurred in the current or prior years that will be available for recoupment in the event of future net losses.

The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

F-46

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(f) Consolidated Federal income tax return

The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2023:

ASI

Capital Brokerage Corporation

CareScout, LLC

CareScout Holdings, Inc.

EMIC

Enact Financial Assurance Corporation

Enact Financial Services, Inc.

Enact Holdings, Inc.

Enact Mortgage Holdings, LLC

Enact Mortgage Insurance Corporation of North Carolina

Enact Mortgage Reinsurance Corporation

Enact Mortgage Services, LLC

Enact Re Ltd.

Genworth

Genworth Annuity Service Corporation

Genworth Financial Agency, Inc. (“GFA”)

Genworth Financial International Holdings, LLC

Genworth Holdings, Inc. (“Genworth Holdings”)

Genworth Insurance Company

GLIC

GLICNY

GNA

HGI Annuity Service Corporation

JAC

Mayflower

Monument Lane IC 1, Inc.

Monument Lane IC 2, Inc.

Monument Lane PCC, Inc.

Newco

RLIC VI

RLIC X

Sponsored Captive Re, Inc.

United Pacific Structured Settlement Company

The Company is a party to the Amended and Restated Tax Allocation Agreement dated May 14, 2021, between Genworth and certain of its subsidiaries (the “New TAA”). The New TAA includes updates to the Tax Allocation Agreement dated May 24, 2004 (the “Old TAA”) for company names and other administrative matters but did not fundamentally change the methodology used to allocate taxes amongst Genworth and its subsidiaries. The New TAA was approved by state insurance regulators and the Company’s Board of Directors. The tax allocation methodology is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company’s policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth’s Federal consolidated U.S. corporation income tax return.

F-47

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company also has special tax sharing agreements with RLIC VI, RLIC X, previously RLIC IX and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC X and RLIC IX. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under these special tax sharing agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2023, the Company recorded tax receivables and decreases in common stock of affiliates of $23.8 and $4.4 for RLIC VI and RLIC X, respectively. The Company carries RLIC VI and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

The cumulative benefit recognized by the Company relating to the special tax sharing agreements with RLIC VI and RLIC X and the Special Tax Allocation Agreement with Genworth was $343.6 and $371.8 as of December 31, 2023 and 2022, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. The Company is not currently subject to any significant examinations by federal or state income tax authorities. Generally, the Company is no longer subject to federal or state income tax examinations for years prior to 2020.

(g) Federal or foreign income tax loss contingencies

As of December 31, 2023, 2022 and 2021, the total amount of unrecognized tax benefits was $7.1, $7.1, and $7.0, respectively, which, if recognized, would affect the effective tax rate on operations.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2023, 2022 and 2021, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2023, 2022 and 2021.

As a result of Genworth’s open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2024.

(h) State transferable and non-transferable tax credits

The Company did not have any state transferable and non-transferable tax credits as of December 31, 2023 and 2022.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2023 and 2022.

F-48

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(7)	Commitments and Contingencies

(a) Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

In March 2024, the Company was served with a putative class action lawsuit venued in the Superior Court of the State of California, Sacramento County, captioned James Fox, individually and on behalf of the class v. Genworth Life and Annuity Insurance Co. Plaintiff, the holder of a lapsed California life insurance policy of the Company, seeks to represent a class of current and former California policyholders of the Company and beneficiaries whose policies were allegedly wrongfully terminated. The complaint alleges that the Company wrongfully terminated hundreds of California life insurance policies by failing to provide the policyholders with the notices and grace periods mandated by the contract and by the California Insurance Code as interpreted by the California Supreme Court in McHugh v. Protective Life Ins. Co. The complaint asserts causes of action for breach of contract, violation of the California Insurance Code, unfair competition and bad faith, and it seeks, inter alia, declaratory and injunctive relief, compensatory damages, restitution, attorneys’ fees and costs. The action was removed to the United States District Court for the Eastern District of California on April 3, 2024. The Company intends to vigorously defend this action.

Starting in June 2023, various Genworth entities (including Genworth, GLIC and the Company) have been named as defendants in certain of ten putative class action lawsuits in the United States District Courts for the Eastern District of Virginia and the District of Massachusetts. These cases are captioned as follows: King v. Genworth Financial, Inc.; Anastasio v. Genworth Financial, Inc. et al; Hauser v. Genworth Life Insurance Company; Smith v. Genworth Financial, Inc.; Behrens v. Genworth Life Insurance Company; Hale et al v. Genworth Financial, Inc.; Burkett, Jr. v. Genworth Life and Annuity Insurance Company; Manar v. Genworth Financial, Inc.; Kennedy v. Genworth Financial, Inc.; and Bailey v. Genworth Financial, Inc. The actions relate to the data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”), which PBI Research Services (“PBI”), a third-party vendor, uses in the performance of its services. Our life insurance companies use PBI to, among other things, satisfy applicable regulatory obligations to search various databases to identify the deaths of insured persons under life insurance policies, and to identify the deaths of long-term care insurance and annuity policies which can impact premium payment obligations and benefit eligibility. Plaintiffs seek to represent various classes and subclasses of Genworth long-term care insurance policyholders and agents whose data was accessed or potentially accessed by the MOVEit Cybersecurity Incident, alleging that Genworth breached its purported duty to safeguard their sensitive data from cybercriminals. The complaints assert claims for, inter alia, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection and privacy statutes, and they seek, inter alia, declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs. On October 4, 2023, the Joint Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. Genworth intends to vigorously defend these actions.

On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On February 10, 2023, the parties reached an agreement in principle to settle the action for an immaterial amount. On April 14, 2023, the action was dismissed on stipulation.

In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for

F-49

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. Plaintiff alleges unlawful and excessive cost of insurance charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating cost of insurance rates and failed to decrease cost of insurance charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the “McBride settlement”) that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company’s motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company’s motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company’s counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate Court decision vacates the injunction and reverses the Middle District of Georgia’s opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff’s appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff’s appeal and the Company’s cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia’s order enjoining Plaintiff’s class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company’s counterclaim. On June 30, 2021, the Company filed in the Middle District of Georgia its renewed motion to enforce the class action settlement and release, and renewed its motion for leave to file a counterclaim. The briefing on both motions concluded in October 2021. On March 24, 2022, the Court denied the Company’s motions. On April 11, 2022, the Company filed an appeal of the Court’s denial to the United States Court of Appeals for the Eleventh Circuit. On June 22, 2022, the Company filed its opening brief in support of the appeal. Plaintiff filed its respondent’s brief on September 20, 2022, and the Company filed its reply brief on November 10, 2022. The appeal was orally argued on August 17, 2023, and the Company is awaiting a decision from the Eleventh Circuit. The Company intends to continue to vigorously defend this action.

As of December 31, 2023, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

(b) Guaranty Association Assessments

The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

As of December 31, 2023 and 2022, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $8.3 and $7.7, respectively, and a related premium tax benefit asset of $6.7 and $6.5, respectively. These amounts represent management’s best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company’s share of

F-50

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

The following table provides information about the Company’s guaranty funds receivable as of December 31, 2023 and 2022:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end	$6.5	$6.1
Decreases current year:
Premium tax offset applied	0.4	0.4
Increases current year:
Cash payment adjustment	0.6	—
True up adjustment	—	0.8

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end	$6.7	$6.5

As of December 31, 2023 and 2022, the Company’s guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis.

(c) Related Party Guarantees

The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company’s annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company’s structured settlement business.

There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee as of December 31, 2023 and 2022 were $253.0 and $258.8, respectively. The guarantee will remain intact until modified or rescinded by the Company’s board of directors.

(d) Commitments

As of December 31, 2023, the Company had future commitments related to its investments in limited partnerships of $9.4, mortgage loans of $6.8, and private placement securities of $3.0. The limited partnerships are part of the Company’s private equity and real estate programs. The funding commitments relate to future equity stakes in a portfolio of private companies, commercial mortgage loans and investments in fixed maturity securities.

(8)	Reinsurance

The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

F-51

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Premiums earned			Benefits incurred
	2023	2022	2021	2023	2022	2021
Direct	$948.4	$1,002.5	$1,069.1	$2,060.9	$2,170.2	$2,417.5
Assumed	236.5	252.8	266.1	279.7	316.8	339.7
Ceded	(964.8)	(1,073.6)	(2,584.3)	(1,585.6)	(1,760.4)	(1,917.1)

Net	$220.1	$181.7	$(1,249.1)	$755.0	$726.6	$840.1

The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

Affiliated Special Purpose Captives Reinsurance Transactions

The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2023 and 2022 related to these treaties were as follows:

	2023	2022
Universal Life Insurance Business
RLIC VI	$857.3	$853.3

Term Life Insurance Business
RLIC VI	$1,062.4	$1,225.2
RLIC X	879.3	902.1

RLIC VI

The Company is a party to a coinsurance with funds withheld agreement with RLIC VI whereby it cedes certain term life insurance and universal life insurance business to RLIC VI.

Effective December 1, 2017, RLIC VI entered into a monthly renewable term (“MRT”) reinsurance agreement with New Reinsurance Company Ltd (“NewRe”) whereby it retrocedes the mortality risk on certain term life insurance business assumed from the Company.

Effective December 1, 2019, RLIC VI entered into a MRT reinsurance agreement with Hannover Re (Ireland) DAC (“Hannover Re Ireland”) whereby it retrocedes the mortality risk on additional term life insurance business assumed from the Company.

RLIC VI is also a party to an XOL reinsurance agreement with Canada Life and the Company. Under this XOL reinsurance agreement Canada Life will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the NewRe MRT Treaty and the Hannover Re Ireland MRT Treaty, if the term life and universal life funds withheld accounts and the Company’s capital and surplus are exhausted to zero.

During 2023, 2022 and 2021, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.2, $0.3 and $4.6, at the beginning of the period of recapture for the years ended December 31, 2023, 2022 and 2021, respectively.

F-52

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

RLIC VII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VII whereby it ceded certain term life insurance business to RLIC VII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VII with reserves as of November 30, 2021, of $300.9. As consideration for the recaptures, RLIC VII paid the Company a net terminal payment of $4.4 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VII of $300.9 and the terminal reserve adjustment of $70.5 was recorded as a statutory net loss of $230.4 for the Company in 2021. The term life insurance business recaptured from RLIC VII was subsequently ceded to SCOR Global Life USA Reinsurance Company (“SCOR”) in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VII.

RLIC VIII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VIII whereby it ceded term life insurance business to RLIC VIII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VIII with reserves as of November 30, 2021, of $1,026.1. As consideration for the recapture, the Company paid RLIC VIII a net terminal payment of $0.6 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VIII of $1,026.1 and the terminal reserve adjustment of $300.7 was recorded as a statutory net loss of $725.4 for the Company in 2021. The term life insurance business recaptured from RLIC VIII was subsequently ceded to SCOR in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VIII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VIII.

RLIC X

The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

F-53

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Effective December 1, 2017, RLIC X entered into a MRT reinsurance agreement with NewRe whereby it retrocedes the mortality risk on the term life insurance business assumed from the Company.

During 2023 and 2022, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.9 and a de minimis amount at the beginning of the period of recapture for the years ended December 31, 2023 and 2022, respectively.

JLIC

Effective July 1, 2021, the Company recaptured all of the term and universal life insurance business previously ceded to JLIC, with reserves of $24.3 as of June 30, 2021. Additionally, JLIC transferred its remaining interest maintenance reserve liability of $4.7 as of June 30, 2021 to the Company. As consideration for the recapture, the Company received a recapture fee from JLIC of $28.0. For the settlement of the recapture fee, JLIC transferred bonds of $19.7, accrued interest of $0.2 and cash of $3.8 to the Company resulting in a loss of $4.3. Additionally, JLIC novated all of its remaining ceded reinsurance agreements to the Company.

Other Affiliate Reinsurance Transactions

Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2023 and 2022 were $638.3 and $682.6, respectively.

Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies, including total living coverage (“TLC”) insurance policies, from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2023 and 2022 were $1,686.4 and $1,649.9, respectively.

Significant External Reinsurers

Effective December 1, 2021, the Company entered into a coinsurance agreement with SCOR (the “2021 SCOR Coinsurance Treaty”) to reinsure the term life insurance business recaptured from RLIC VII and RLIC VIII and an additional block of term life insurance business that was previously retained by the Company. The Company ceded $1,378.9 of initial premium, with an initial allowance of $1,019.1. For the net settlement, the Company paid SCOR $359.7 in cash on December 13, 2021. Additionally, the Company ceded $25.4 of interest maintenance reserves. As of December 31, 2023 and 2022, the ceded reserves under the 2021 SCOR Coinsurance Treaty were $1,156.8 and $1,199.5, respectively.

On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company (“UFLIC”) pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2023 and 2022 were $446.2 and $518.3, respectively, and modified coinsurance (“Modco”) reserves established by the Company as of December 31, 2023 and 2022 for the separate accounts were $1,241.2 and $1,175.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2023 and 2022 were $4,736.5 and $4,831.7, respectively.

Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2023 and 2022 were $0.1. To secure the payment of its

F-54

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2023, the amount of assets in the trust was $6,129.2.

Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term (“YRT”) basis. As of December 31, 2023 and 2022, ceded Modco reserves were $710.4 and $727.7, respectively. As of December 31, 2023 and 2022, ceded yearly renewable term reserves were $137.6 and $138.2, respectively, and ceded coinsurance reserves were $1,547.7 and $1,517.6, respectively.

Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company to cede certain term life insurance business. As of December 31, 2023 and 2022, ceded reserves were $897.1 and $1,087.3, respectively.

On March 6, 2019, Scottish Re US Inc. (“Scottish Re”), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. On May 3, 2023, the Receiver concluded that Scottish Re should be liquidated and expected to file a petition to liquidate within 45 days. On July 13, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order. On July 18, 2023, the Court entered a Liquidation and Injunction Order. On August 9, 2023, the Company received notice that reinsurance agreements with Scottish Re would terminate effective September 30, 2023. Accordingly, the Company recaptured the policies previously ceded to Scottish Re in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, by writing off balances through the accounts, exhibits and schedules in which they were originally recorded. The Company wrote off assets and liabilities of $24.9 associated with the reinsurance and recorded an increase in reserves of $12.6, resulting in a $37.5 pre-tax loss. However, this did not significantly impact the Company’s capital position because nonadmitted and unauthorized reinsurance balances totaling $42.7 were released through unassigned surplus.

Effective September 1, 2023, the Company recaptured certain policies that were previously reinsured to Employers Reassurance Corporation (“ERAC”). The total reserves recaptured were $5.9 and the Company received a refund of unearned premiums of $1.9.

Effective November 1, 2023, the Company recaptured certain policies that were previously reinsured to American United Life Insurance Company (“AUL”). The total reserves recaptured were $2.0 and the Company received a refund of unearned premiums of $0.5.

Effective December 31, 2023, the Company entered into a binding letter of intent with RGA Reinsurance Company to reinsure certain term and universal life insurance policies, primarily composed of the risk recaptured from Scottish Re, ERAC and AUL during 2023, on a yearly renewable term (“YRT”) basis. The total reserves ceded were $5.7 and premiums were $7.0. The final treaty was executed and signed on January 30, 2024, with no changes to the terms outlined in the binding letter of intent.

As of December 31, 2023, no reinsurance contracts had been identified which would require the Company to include the supplemental reinsurance risk interrogatories.

F-55

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

As of December 31, 2023, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2023.

(9)	Statutory Capital and Surplus and Dividend Restriction

The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2023, 2022 and 2021.

State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2024 is the greater of 10% of the Company’s statutory capital and surplus as of December 31, 2023 or its net gain from operations for 2023, with such dividend payout not to exceed the Company’s earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2024.

(10)	Separate Accounts

The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders’ equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2023, 2022, 2021, 2020 and 2019 were $34.3, $30.9, $23.0, $35.6, and $30.9, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $23.4, $25.5, $27.9, $28.8, and $31.1, for the past five years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

Assets supporting the Company’s separate account product contracts of $4,231.0 and $4,135.3 as of December 31, 2023 and 2022, respectively, were considered legally insulated and not subject to claims of the general account.

F-56

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2023 was as follows:

	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2023	$—	$—	$20.6	$20.6

Reserves as of December 31, 2023:
For accounts with assets at:
Fair value	$3.5	$2.3	$4,207.9	$4,213.7

Total reserves	$3.5	$2.3	$4,207.9	$4,213.7

By withdrawal characteristics:
With fair value adjustment	$3.5	$2.3	$—	$5.8
At fair value	—	—	4,207.9	4,207.9

Subtotal	3.5	2.3	4,207.9	4,213.7
Not subject to discretionary withdrawal	—	—	—	—

Total	$3.5	$2.3	$4,207.9	$4,213.7

Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2023 was as follows:

2023
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$20.6
Transfers from separate accounts	501.3

Net transfers from separate accounts, per the separate accounts annual statement	(480.7)
Reconciling adjustments:
Transfer to separate accounts – reinsured	150.9

Net transfers from separate accounts, per the Statutory Statement of Summary of Operations	$(329.8)

All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)	FHLB Funding Agreement

(1)

The Company is a member of the Federal Home Loan Bank of Atlanta (“FHLB Atlanta”). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2023, in the amount of $100.0, which related to total liabilities of $100.2, of which $0.2 was accrued interest. As of December 31, 2022, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $150.0, which related to total liabilities of $150.3, of which $0.3 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit-Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2023 and 2022. The Company has determined the actual or

F-57

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

estimated maximum borrowing capacity in accordance with FHLB Atlanta regulatory and or specific borrowing limits.

(2)	The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2023 and 2022:

FHLB Capital Stock

a.	Aggregate Totals as of December 31, 2023 and 2022:

	2023
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	12.4	12.4	—
Activity stock	4.7	4.7	—
Excess stock	—	—	—

Aggregate total	$17.1	$17.1	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

	2022
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	9.9	9.9	—
Activity stock	6.4	6.4	—
Excess stock	—	—	—

Aggregate total	$16.3	$16.3	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

b.	Membership stock (Class A and B) eligible for redemption

Membership stock	2023 total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	12.4	12.4	—	—	—	—

F-58

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(3)	Collateral Pledged to FHLB

a.	Amount pledged as of December 31, 2023 and 2022:

	Fair value	Carrying value	Aggregate total borrowing
1. Current year total general and separate accounts total collateral pledged (Lines 2+3)	$191.3	$200.7	$100.0
2. Current year general account total collateral pledged	191.3	200.7	100.0
3. Current year separate accounts total collateral pledged	—	—	—

4. Prior year-end total general and separate accounts total collateral pledged	281.4	286.5	150.0

b.	Maximum amount pledged during reporting period ending December 31, 2023 and 2022:

	Fair value	Carrying value	Amount borrowed at time of maximum collateral
1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)	$291.9	$285.7	$150.0
2. Current year general account maximum collateral pledged	291.9	285.7	150.0
3. Current year separate accounts maximum collateral pledged	—	—	—

4. Prior year-end total general and separate accounts maximum collateral pledged	510.2	404.2	150.0

(4)	Borrowing from FHLB

a.	Amount as of December 31, 2023 and 2022:

	2023
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	100.0	100.0	—	$100.2
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$100.0	$100.0	$—	$100.2

	2022
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	150.0	150.0	—	$150.3
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$150.0	$150.0	$—	$150.3

F-59

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

b.	Maximum amount during reporting period ending December 31, 2023:

Description	Total	General account	Separate accounts
1. Debt	$—	$—	$—
2. Funding agreements	150.0	150.0	—
3. Other	—	—	—

4. Aggregate total (Lines 1+2+3)	$150.0	$150.0	$—

c.	FHLB — prepayment obligations

Description	Does the company have prepayment obligations under the following arrangements (Yes/No)?
Debt	No
Funding agreements	No
Other	No

(12)	Fair Value of Financial Instruments

The following tables set forth the Company’s assets and liabilities that were reported at fair value as of December 31, 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.1	$—	$—	$0.1

Total bonds	—	0.1	—	—	0.1

Perpetual Preferred Stock:
Industrial and miscellaneous	—	12.8	1.2	—	14.0

Total preferred stock	—	12.8	1.2	—	14.0

Common stock:
Industrial and miscellaneous	28.6	—	17.1	—	45.7

Total common stock	28.6	—	17.1	—	45.7

Cash equivalents:
Money market mutual funds	381.6	—	—	—	381.6

Total cash equivalents	381.6	—	—	—	381.6

Derivative assets:
Equity index options	—	—	14.9	—	14.9

Total derivative assets	—	—	14.9	—	14.9

Separate account assets	4,211.4	13.0	—	—	4,224.4

Total assets	$4,621.6	$25.9	$33.2	$—	$4,680.7

F-60

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.1	$—		$0.1

Total bonds	—	0.1	—		0.1

Perpetual Preferred Stock:
Industrial and miscellaneous	—	13.2	1.3	—	14.5

Total preferred stock	—	13.2	1.3	—	14.5

Common stock:
Industrial and miscellaneous	28.4	—	16.3	—	44.7

Total common stock	28.4	—	16.3	—	44.7

Cash equivalents:
Money market mutual funds	276.8	—	—	—	276.8

Total cash equivalents	276.8	—	—	—	276.8

Derivative assets:
Equity index options	—	—	5.7	—	5.7

Total derivative assets	—	—	5.7	—	5.7

Separate account assets	4,115.7	7.5	—	—	4,123.2

Total assets	$4,420.9	$20.8	$23.3	$—	$4,465.0

The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2023, 2022 and 2021:

	2023
Investments	Beginning balance as of January 1, 2023	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2023
Preferred and Common stock	$17.6	$—	$—	$—	$—	$4.1	$—	$(3.4)	$—	$18.3
Derivative assets	5.7	—	—	(3.6)	9.6	12.4	—	(9.2)	—	14.9

Total assets	$23.3	$—	$—	$(3.6)	$9.6	$16.5	$—	$(12.6)	$—	$33.2

F-61

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
Investments	Beginning balance as of January 1, 2022	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2022
Preferred and Common stock	$17.9	$—	$—	$—	$(0.4)	$0.8	$—	$(0.7)	$—	$17.6
Separate account assets	1.0	—	—	—	—	—	—	—	(1.0)	—
Derivative assets	41.9	—	—	(3.0)	(17.1)	13.4	—	(29.5)	—	5.7

Total assets	$60.8	$—	$—	$(3.0)	$(17.5)	$14.2	$—	$(30.2)	$(1.0)	$23.3

	2021
Investments	Beginning balance as of January 1, 2021	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2021
Common stock	$26.5	$1.6	$—	$—	$—	$—	$—	$(10.2)	$—	$17.9
Separate account assets	1.1	—	—	—	(0.1)	—	—	—	—	1.0
Derivative assets	62.7	—	—	13.0	4.7	31.9	—	(70.4)	—	41.9

Total assets	$90.3	$1.6	$—	$13.0	$4.6	$31.9	$—	$(80.6)	$—	$60.8

Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

F-62

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the Company’s financial instruments’ fair value, admitted amounts and level of fair value amounts as of December 31, 2023 and 2022:

	2023
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$8,588.5	$9,199.0	$—	$7,892.6	$695.9	$—	$—
Preferred and common stocks-nonaffiliates	59.7	59.7	28.6	12.8	18.3	—	—
Separate account assets	4,224.4	4,224.4	4,211.4	13.0	—	—	—
Mortgage loans	1,550.3	1,681.5	—	—	1,550.3	—	—
Short-term investments	7.0	7.0	—	—	7.0	—	—
Cash equivalents	381.6	381.6	381.6	—	—	—	—
Other invested assets	126.4	136.6	—	126.4	—	—	—
Derivative assets	37.0	15.5	—	2.3	34.7	—	—
Derivative liabilities	1.1	—	—	1.1	—	—	—

	2022
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$8,873.2	$9,787.8	$—	$8,113.9	$759.3	$—	$—
Preferred and common stocks-nonaffiliates	59.1	59.1	28.4	13.2	17.5	—	—
Separate account assets	4,128.4	4,128.4	4,115.7	12.7	—	—	—
Mortgage loans	1,577.7	1,745.5	—	—	1,577.7	—	—
Cash equivalents	276.8	276.8	276.8	—	—	—	—
Other invested assets	111.9	125.1	—	111.9	—	—	—
Derivative assets	9.5	7.4	—	3.8	5.7	—	—
Derivative liabilities	0.2		—	0.2	—	—	—

The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2023 and 2022, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)	Retained Assets

The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

Credited interest rates ranged from 1.0% to 6.0% for the year ended December 31, 2023, and 0.1% to 6.0% for the years ended December 31, 2022 and 2021. For the years ended December 31, 2023, 2022 and 2021, the weighted average crediting

F-63

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

rate was 2.6%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company’s Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC’s sample bulletin on retained asset accounts issued in December 2010.

The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2023 and 2022:

	In force
	2023		2022
	Number of policies	Amount	Number of policies	Amount
Up to and including 12 months	18	$0.9	29	$2.5
13 to 24 months	23	2.0	54	6.5
25 to 36 months	38	4.4	79	11.1
37 to 48 months	54	7.3	79	11.0
49 to 60 months	45	7.4	106	14.2
Over 60 months	2,207	207.8	3,316	248.2

Total	2,385	$229.8	3,663	$293.5

The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2023, 2022 and 2021. There were no group contracts in 2023, 2022 and 2021.

	2023		2022		2021
	Number of policies	Amount	Number of policies	Amount	Number of policies	Amount
Retained assets accounts as of the beginning of the year	3,663	$293.5	3,960	$322.3	4,219	$338.2
Retained asset accounts issued/ added during the year	14	1.4	28	2.9	75	11.8
Investment earnings credited to retained asset accounts during the year	—	7.3	—	7.9	—	8.5
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—	—	—
Retained asset accounts transferred to state unclaimed property funds during the year	—	—	(11)	(0.8)	(16)	(0.5)
Retained asset accounts closed/ withdrawn during the year	(1,292)	(72.4)	(314)	(38.8)	(318)	(35.7)

Retained asset accounts at the end of the year	2,385	$229.8	3,663	$293.5	3,960	$322.3

(14)	Risk Sharing Provisions of the Affordable Care Act

The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

F-64

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(15)	Investments in SCA Entities

The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2023 and 2022:

Description of SCA investment (excluding 8.b.i entities)	Gross amount	Nonadmitted amount	Admitted amount	Date of filing to NAIC	Type of NAIC filing	NAIC response received (yes/no)	2023 NAIC valuation amount	2022 NAIC valuation amount	NAIC reject entity’s valuation method, resubmission required (yes/no)
JAC (VA)	$3.8	$3.8	$—	8/3/2022	Sub-1	yes	$—	$—	no
ASI (VA)*	—	—	—	9/6/2017	Sub-1	yes	—	—	no
Newco (VA)	45.0	—	45.0	8/7/2023	Sub-2	yes	45.7	44.5	no
GFA	0.5	0.5	—	12/5/2017	Sub-1	yes	—	—	no

Aggregate Total	$49.3	$4.3	$45.0				$45.7	$44.5

*	ASI (VA) rounds to zero.

(16)	Reconciliation to the Annual Statement

The accompanying statutory financial statements do not agree to the 2023 and 2022 Annual Statement of the Company. The following tables summarize the differences:

	2023
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Summary of Operations
Federal income taxes	$23.6	$(8.7)	$14.9

Statutory Statements of Changes in Capital and Surplus
Net income	89.7	8.7	98.4
Change in net deferred income taxes	2.1	(8.7)	(6.6)
Change in nonadmitted assets	34.6	(3.3)	31.3
Prior period correction — cross-entity term conversions	32.3	(32.3)	—
Prior period correction — term conversion coding	(3.2)	3.2	—

The 2023 Annual Statement reflected prior period corrections that were recorded through surplus but were corrected in the 2022 audited statutory financial statements as discussed below. Therefore, there was no change in the ending 2023 capital and surplus.

F-65

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
Amounts recoverable from reinsurers and funds held	$417.0	$44.3	$461.3
Deferred tax assets	100.7	4.2	104.9
Aggregate reserves — life	7,176.4	7.4	7,183.8
Current Federal income tax payable	20.3	8.7	29.0
Unassigned deficit	(710.2)	32.4	(677.8)

Statutory Statements of Summary of Operations
Premiums and annuity considerations	180.5	1.2	181.7
Death benefits	388.1	(18.1)	370.0
Decrease in aggregate reserves — life, annuity and accident and health	(472.0)	7.4	(464.6)
Federal income taxes	(32.1)	8.7	(23.4)

Statutory Statements of Changes in Capital and Surplus
Net income (loss)	(3.1)	3.2	0.1
Change in net deferred income taxes	(13.4)	6.2	(7.2)
Change in nonadmitted assets	(4.8)	3.3	(1.5)
Prior period correction — cross-entity term conversions	—	19.7	19.7

As discussed in Note 1(v), in 2022, the Company recorded a prior period correction that resulted in an increase to the reinsurance recoverable from GLIC of $25.0 and a decrease net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit through a prior period correction — cross-entity term conversions.

In 2022, the Company also recorded a correction for a reinsurance coding issue that resulted in an increase to the reinsurance recoverable from GLIC of $19.3, an increase in premiums of $1.2 and a decrease of $18.1 in death benefits. The correction also reflected an increase in aggregate reserves — life of $7.4 and a corresponding lower decrease in aggregate reserves — life, annuity and accident and health of $7.4. This correction resulted in an increase in net income of $3.2.

(17)	Subsequent Events

There were no other material events that occurred subsequent to December 31, 2023. Subsequent events have been considered through April 18, 2024, the date the statutory financial statements were available to be issued.

F-66